UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
California
Money Fund
FedFund
MuniCash
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2022

Date of reporting period: 04/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable

APRIL 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
California Money Fund
New York Money Fund

Dear Shareholder,
The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S.
stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(9.65)% 0.21%
U.S. small cap equities
(Russell 2000
®
Index)
(18.38) (16.87)
International equities (MSCI
Europe, Australasia, Far
East Index)
(11.80) (8.15)
Emerging market equities
(MSCI Emerging Markets
Index)
(14.15) (18.33)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.07 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.29) (8.86)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.47) (8.51)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(7.90) (7.88)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(7.40) (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements :

Money Market Overview
For the Six-Month Period Ended April 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

During the six-month period ending April 30, 2022, the United States unemployment rate fell from 4.2% to 3.6% while coronavirus cases fell dramatically following the holiday season surge driven by the Omicron variant. After a strong growth rate of 6.9% in the last quarter of 2021, United States GDP fell 1.4% during the first quarter of 2022 as the rise in personal consumption was offset by less government spending and a wider trade deficit. Inflation dominated headlines during the period as consumers faced increased prices everywhere stemming from global supply-chain pressures, which were exacerbated following Russia’s full-scale invasion of Ukraine in February 2022. The
Consumer Price Index (“CPI”) – a measure of the average change in prices over time paid by urban consumers for goods - rose 1.2% in March 2022 alone and reflected an annualized increase of 8.3% as of period end.
As was widely expected, The Federal Open Market Committee (the “FOMC” or, the “Committee”) elected to double the monthly pace of reduction of its asset purchases of
Treasury and agency mortgage-backed securities at their December 2021 meeting, to $20 billion and $10 billion, respectively. The FOMC raised the range for the Federal
Funds target rate, for the first time since December 2018, from 0.00% - 0.25% to 0.25% - 0.50% during its meeting on March 16, 2022. St. Louis Federal Reserve President
James Bullard dissented in favor of a 0.50% increase in the target range. Prior to this, the range for the Federal Funds target rate had been 0.00% – 0.25% since FOMC slashed rates at the beginning of the pandemic in March 2020.
In a statement released in conjunction with the meeting, the Committee acknowledged the “tremendous human and economic hardship” from the full-scale invasion of
Ukraine by Russia and the “highly uncertain” implications of the crisis for the United States economy. According to the updated “dot plot,” the median Federal Funds rate forecast accompanying the meeting, the FOMC penciled in a total of seven rate hikes over the balance of 2022, with an additional three to four hikes in 2023, and no additional hikes in 2024. Such actions if realized would bring the median Federal Funds rate above the Committee’s “longer run” estimate of the neutral level of the Federal
Funds rate (or the theoretical rate that neither stimulates nor restrains economic growth).
In a separate implementation note, the Fed raised both the interest rate on overnight excess reserves (“IOER”) and the offering rate on overnight reverse repurchase agreements (“RRP”) by 0.25% to 0.40% and 0.30%, respectively, thereby maintaining the current yield differential between these rates of 0.10%. Daily utilization of the Fed’s
RRP facility surged following the first adjustment in the program’s offering rate in June 2021, averaging over $1.3 trillion per day for the remainder of the period. In April 2022 the RRP facility hit an all-time high with a balance of $1.91 trillion.
As of April 30, 2022, Treasury bill (“T-bill”) tenors between one-month and one-year traded between 0.29% and 2.02%. For reference, T-bills of the same tenors traded between 0.05% and 0.11% at the start of the period. Rates continuously trended higher in late 2021 into 2022 with persistently higher than expected inflation prints and market expectations of an increasingly hawkish Fed. The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — started the period at 0.05% and immediately reset to 0.30% following the March 16, 2022 FOMC rate hike. The 3-month London Inter-bank Offered
Rate (“LIBOR”), which began the period at 0.14%, rose to 1.33% as of April 30, 2022 and averaged 0.50% throughout the period. The 3-month LIBOR-Overnight Indexed
Swap spread (“L-OIS”) – a gauge of stress in the financial system – started the period at 0.06% and hit a high of 0.40% on March 17, 2022 . L-OIS averaged 0.14% and closed the time period at 0.15%. Industry-wide money market mutual funds (“MMFs”) experienced net outflows during the period of nearly $112 billion as of April 27, 2022.
Of this, assets of government MMFs saw the biggest outflows of almost $84 billion while assets of prime MMFs fell $33 billion. Municipal MMFs saw net inflows during the period of $4.6 billion.
Turning to short-term municipal bonds, the short-term municipal market ended the six-month period at $91.8 billion in assets, up $4.1 billion versus November 1, 2021 despite first moving lower to $85.2 billion in March 2022 then increasing following the FOMC’s first rate hike off their Zero Interest Rate Policy on March 16, 2022. Over the period,
Variable Rate Demand Note (“VRDN”) inventory on dealer balance sheets averaged $4 billion, higher than the rolling one-year average of $3.1 billion as municipal bond funds that used VRDN securities as a temporary investment sold to meet redemptions. The elevated VRDN inventory as well as the Fed’s increase in the target range for
Fed Funds, contributed to the Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs, moving higher throughout the six-month period.
The SIFMA Index started the period at 0.05% before moving lower to 0.04% in January 2022 amongst a strong amount of reinvestment cash from bond maturities and coupon payments. Rising VRDN inventory combined with a hike in short rates by the Fed resulted in the SIFMA Index reaching a peak of 0.51% during the period. However, a muted April 2022 tax season along with robust tax-exempt money market fund inflows led to the SIFMA Index ending the period at 0.44%. Ultimately, VRDN inventory on dealer balance sheets, which typically spikes in April due to tax payment dates, remained manageable, moving lower over the course of April 2022 to end the period at $3.0 billion, roughly in line with the one-year average.
Along with upward pressure on VRDN yields, commercial paper yields moved higher to end the period in the 0.60% - 0.80% range for 30-120 day maturities, representing a yield pickup over VRDNs. Also, municipal note and municipal bond yield levels adjusted higher as well. The 1-year Municipal Market Data (“MMD”) yield which represents
1-year municipal bonds and the 1-year MIG1 yield, which represents municipal notes, both started the period at 0.15% and increased to end at 1.94% and 2.02%, respectively, representing a steep municipal money market yield curve amongst the Fed’s aggressive stance against elevated inflation.
Looking ahead, municipalities are currently in the process of reviewing their 2023 fiscal budgets and assessing their operating financing needs. As direct own-source revenue growth continues, tax receipts remain favorable, and federal aid remains around for several years for issuers to tap, municipal issuers continue to enjoy macro-level tailwinds.
As a result, municipal note issuance is expected to be subdued again in 2022 as state and local governments continue to benefit from the American Rescue Plan’s massive
$350 billion in fiscal stimulus which continues to be dispersed with a broad range of eligible uses. Fund managers are expected to maintain high levels of fund liquidity due to the continued outflows in long term fixed income asset classes year-to-date as the market assesses the extent of rate hikes needed by the FOMC in order to combat decades-
high inflation readings. BlackRock municipal money market funds remain selective with respect to one-year municipal note and bond purchases, while opportunistically investing in commercial paper for a laddered maturity schedule.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of April 30, 2022

Fund Information
BlackRock Liquid Federal Trust Fund
BlackRock Liquid Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.26% 0.26%
Administration ............................ 0.16 0.16
Bancroft Capital Shares ..................... 0.26 0.26
Cabrera Capital Markets Shares ................ 0.26 0.26
Cash Management ......................... 0.01 0.01
Dollar .................................. 0.01 0.01
Mischler Financial Group Shares ............... 0.26 0.26
Penserra Shares .......................... 0.26 0.26
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 54%
U.S. Treasury Obligations .............................. 44
Other Assets Less Liabilities ............................ 2
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.31% 0.31%
Administration ............................ 0.21 0.21
Capital ................................. 0.26 0.26
Cash Management ......................... 0.03 0.03
Cash Reserve ............................ 0.03 0.03
Dollar .................................. 0.06 0.06
Mischler Financial Group Shares ............... 0.31 0.31
Premier ................................ 0.31 0.31
Private Client ............................ 0.03 0.03
Select ................................. 0.02 0.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 61%
U.S. Treasury Obligations .............................. 28
U.S. Government Sponsored Agency Obligations .............. 6
Other Assets Less Liabilities ............................ 5
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.31% 0.31%
Dollar .................................. 0.08 0.08
Premier ................................ 0.31 0.31
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 26%
Certificates of Deposit ................................. 22
Repurchase Agreements ............................... 18
Time Deposits ...................................... 16
Municipal Bonds .................................... 10
Corporate Bonds .................................... 1
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 7
(a)
Represents less than 1% of the Fund's net assets.

Fund Information
as of April 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.31% 0.31%
Administration ............................ 0.21 0.21
Cabrera Capital Markets Shares ................ 0.32 0.32
Capital ................................. 0.26 0.26
Cash Management ......................... 0.01 0.01
Cash Reserve ............................ 0.01 0.01
Dollar .................................. 0.06 0.06
Private Client ............................ 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 30%
Certificates of Deposit ................................. 23
Repurchase Agreements ............................... 20
Time Deposits ...................................... 12
Municipal Bonds .................................... 9
Corporate Bonds .................................... 1
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 5
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.29% 0.29%
Administration ............................ 0.19 0.19
Capital ................................. 0.24 0.24
Cash Management ......................... 0.01 0.01
Cash Reserve ............................ 0.01 0.01
Dollar .................................. 0.04 0.04
Premier ................................ 0.29 0.29
Select ................................. 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 60%
U.S. Treasury Obligations .............................. 33
Other Assets Less Liabilities ............................ 7
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.3 2% 0.35%
Administration ............................ 0.2 2  0.25
Capital ................................. 0. 27  0.30
Cash Management ......................... 0.0 1  0.04
Cash Reserve ............................ 0.0 1  0.04
Dollar .................................. 0. 07  0.10
Select ................................. 0.0 1  0.04
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 93%
Other Assets Less Liabilities ............................ 7

Fund Information
as of April 30, 2022 (continued)

Fund Information
MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.25% 0.25%
Dollar .................................. 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 65%
Municipal Bonds .................................... 30
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ 1
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.18% 0.18%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 84%
Municipal Bonds .................................... 7
Closed-End Investment Companies ....................... 2
Other Assets Less Liabilities ............................ 7
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.24% 0.24%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 94%
Municipal Bonds .................................... 5
Other Assets Less Liabilities ............................ 1

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
BlackRock Liquid Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.30 $ 0.45 $ 1,000.00 $ 1,024.35 $ 0.45 0.09%
Administration ............................. 1,000.00 1,000.20 0.50 1,000.00 1,024.30 0.50 0.10
Bancroft Capital Shares ...................... 1,000.00 1,000.30 0.45 1,000.00 1,024.35 0.45 0.09
Cabrera Capital Markets Shares ................. 1,000.00 1,000.30 0.45 1,000.00 1,024.35 0.45 0.09
Cash Management .......................... 1,000.00 1,000.10 0.74 1,000.00 1,024.05 0.75 0.15
Dollar ................................... 1,000.00 1,000.10 0.69 1,000.00 1,024.10 0.70 0.14
Mischler Financial Group Shares ................ 1,000.00 1,000.30 0.84 1,000.00 1,023.95 0.85 0.17
Penserra Shares ........................... 1,000.00 1,000.30 0.36 1,000.00 1,024.15 0.65 0.13
FedFund
Institutional ............................... $ 1,000.00 $ 1,000.40 $ 0.45 $ 1,000.00 $ 1,024.35 $ 0.45 0.09%
Administration ............................. 1,000.00 1,000.30 1.04 1,000.00 1,023.75 1.05 0.21
Capital .................................. 1,000.00 1,000.40 0.35 1,000.00 1,024.45 0.35 0.07
Cash Management .......................... 1,000.00 1,000.10 0.74 1,000.00 1,024.05 0.75 0.15
Cash Reserve ............................. 1,000.00 1,000.10 0.74 1,000.00 1,024.05 0.75 0.15
Dollar ................................... 1,000.00 1,000.10 0.74 1,000.00 1,024.05 0.75 0.15
Mischler Financial Group Shares ................ 1,000.00 1,000.40 0.45 1,000.00 1,024.35 0.45 0.09
Premier ................................. 1,000.00 1,000.40 0.55 1,000.00 1,024.25 0.55 0.11
Private Client ............................. 1,000.00 1,000.10 0.74 1,000.00 1,024.05 0.75 0.15
Select .................................. 1,000.00 1,000.10 0.74 1,000.00 1,024.05 0.75 0.15
TempCash
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.79 $ 1,000.00 $ 1,024.00 $ 0.80 0.16%
Dollar ................................... 1,000.00 999.60 1.14 1,000.00 1,023.65 1.15 0.23
Premier ................................. 1,000.00 1,000.00 0.79 1,000.00 1,024.00 0.80 0.16
TempFund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.79 $ 1,000.00 $ 1,024.00 $ 0.80 0.16%
Administration ............................. 1,000.00 999.80 0.89 1,000.00 1,023.90 0.90 0.18
Cabrera Capital Markets Shares ................. 1,000.00 1,000.00 0.74 1,000.00 1,024.05 0.75 0.15
Capital .................................. 1,000.00 999.90 0.89 1,000.00 1,023.90 0.90 0.18
Cash Management .......................... 1,000.00 999.60 1.14 1,000.00 1,023.65 1.15 0.23
Cash Reserve ............................. 1,000.00 999.60 1.09 1,000.00 1,023.70 1.10 0.22
Dollar ................................... 1,000.00 999.60 1.09 1,000.00 1,023.70 1.10 0.22
Private Client ............................. 1,000.00 999.60 1.14 1,000.00 1,023.65 1.15 0.23
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown) except for Penserra Shares of BlackRock Liquid Federal Trust Fund, which is multiplied by 100/365 (to reflect the period since the commencement date of January 21,
2022 to April 30, 2022).

Disclosure of Expenses
(continued)

Disclosure of Expenses
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
T-Fund
Institutional ............................... $ 1,000.00 $ 1,000.30 $ 0.55 $ 1,000.00 $ 1,024.25 $ 0.55 0.11%
Administration ............................. 1,000.00 1,000.20 1.29 1,000.00 1,023.51 1.30 0.26
Capital .................................. 1,000.00 1,000.30 0.45 1,000.00 1,024.35 0.45 0.09
Cash Management .......................... 1,000.00 1,000.00 0.84 1,000.00 1,023.95 0.85 0.17
Cash Reserve ............................. 1,000.00 1,000.00 0.50 1,000.00 1,024.30 0.50 0.10
Dollar ................................... 1,000.00 1,000.00 0.84 1,000.00 1,023.95 0.85 0.17
Premier ................................. 1,000.00 1,000.30 0.64 1,000.00 1,024.15 0.65 0.13
Select .................................. 1,000.00 1,000.00 0.84 1,000.00 1,023.95 0.85 0.17
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.30 $ 0.50 $ 1,000.00 $ 1,024.30 $ 0.50 0.10%
Administration ............................. 1,000.00 1,000.20 0.64 1,000.00 1,024.15 0.65 0.13
Capital .................................. 1,000.00 1,000.30 0.60 1,000.00 1,024.20 0.60 0.12
Cash Management .......................... 1,000.00 1,000.00 0.79 1,000.00 1,024.00 0.80 0.16
Cash Reserve ............................. 1,000.00 1,000.00 0.79 1,000.00 1,024.00 0.80 0.16
Dollar ................................... 1,000.00 1,000.10 0.79 1,000.00 1,024.00 0.80 0.16
Select .................................. 1,000.00 1,000.00 0.79 1,000.00 1,024.00 0.80 0.16
MuniCash
Institutional ............................... $ 1,000.00 $ 1,000.30 $ 0.60 $ 1,000.00 $ 1,024.20 $ 0.60 0.12%
Dollar ................................... 1,000.00 999.90 0.89 1,000.00 1,023.90 0.90 0.18
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.60 $ 1,000.00 $ 1,024.20 $ 0.60 0.12%
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.30 $ 0.55 $ 1,000.00 $ 1,024.25 $ 0.55 0.11%
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
Expense Examples
(continued)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank, 0.07%, 08/10/22 . USD 16,945 $ 16,944,599
Federal Farm Credit Bank Discount Notes
(a)
0.35% ,  05/10/22 ................. 120,000 119,994,000
0.36% ,  05/11/22 ................. 70,000 69,995,722
0.37% ,  05/12/22 ................. 69,785 69,779,669
0.43% ,  05/25/22 ................. 165,740 165,690,278
0.69% ,  06/21/22 ................. 19,135 19,133,374
0.69% ,  06/23/22 ................. 19,030 19,028,319
1.46% ,  11/01/22 ................. 4,000 3,991,822
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR + 0.20%), 0.48% ,  06/23/22 ..... 25,000 25,000,000
(SOFR + 0.04%), 0.32% ,  07/11/22 ..... 21,750 21,750,859
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.51% ,  07/20/22 ............... 55,990 55,988,784
(SOFR + 0.10%), 0.38% ,  09/02/22 ..... 8,160 8,160,000
(SOFR + 0.05%), 0.33% ,  09/08/22 ..... 24,035 24,036,298
(SOFR + 0.06%), 0.34% ,  10/21/22 ..... 41,035 41,035,000
(SOFR + 0.08%), 0.35% ,  11/03/22 ..... 33,455 33,455,000
(SOFR + 0.02%), 0.29% ,  11/28/22 ..... 108,430 108,428,421
(SOFR + 0.03%), 0.30% ,  01/12/23 ..... 34,915 34,913,761
(SOFR + 0.06%), 0.34% ,  01/13/23 ..... 11,855 11,855,000
(SOFR + 0.06%), 0.34% ,  01/20/23 ..... 11,260 11,260,000
(SOFR + 0.05%), 0.33% ,  02/17/23 ..... 19,120 19,120,000
(SOFR + 0.04%), 0.32% ,  03/10/23 ..... 18,470 18,472,409
(SOFR + 0.02%), 0.29% ,  05/16/23 ..... 50,670 50,668,719
(SOFR + 0.03%), 0.31% ,  07/25/23 ..... 19,570 19,569,268
(SOFR + 0.05%), 0.33% ,  08/22/23 ..... 32,400 32,400,000
(SOFR + 0.05%), 0.33% ,  10/16/23 ..... 40,940 40,940,000
(SOFR + 0.02%), 0.30% ,  11/15/23 ..... 17,210 17,201,920
(SOFR + 0.06%), 0.34% ,  11/22/23 ..... 72,970 72,970,000
(SOFR + 5.50%), 0.34% ,  01/10/24 ..... 19,325 19,325,000
Federal Home Loan Bank Discount Notes
(a)
0.28% ,  05/06/22 ................. 5,700 5,699,834
0.34% ,  05/09/22 ................. 4,545 4,544,768
0.36% ,  05/11/22 ................. 92,135 92,129,497
0.38% ,  05/13/22 ................. 130,065 130,048,742
0.41% ,  05/18/22 ................. 53,675 53,665,622
0.42% ,  05/20/22 ................. 124,520 124,500,284
0.43% ,  05/25/22 ................. 427,795 427,696,507
0.67% ,  06/06/22 ................. 275,000 274,848,750
0.68% ,  06/15/22 ................. 59,515 59,479,440
0.68% ,  06/16/22 ................. 50,000 49,974,444
0.87% ,  07/15/22 ................. 48,000 47,917,000
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR + 0.00%), 0.28% ,  05/03/22 ..... 121,005 121,005,000
(SOFR + 0.06%), 0.34% ,  05/12/22 ..... 269,700 269,705,071
(SOFR + 0.00%), 0.28% ,  05/13/22 ..... 48,345 48,345,000
(SOFR + 0.01%), 0.29% ,  08/04/22 ..... 33,580 33,580,000
(SOFR + 0.00%), 0.28% ,  08/19/22 ..... 61,885 61,885,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.01%), 0.29% ,  10/21/22 ..... USD 67,295 $ 67,295,000
(SOFR + 0.06%), 0.34% ,  12/16/22 ..... 53,590 53,590,000
(SOFR + 0.06%), 0.34% ,  02/03/23 ..... 10,000 10,000,384
(SOFR + 0.02%), 0.29% ,  03/02/23 ..... 114,825 114,825,000
(SOFR + 0.02%), 0.30% ,  05/02/23 ..... 12,500 12,500,000
Total U.S. Government Sponsored Agency Obligations — 53.6%
(Cost: $3,214,343,565) ........................... 3,214,343,565
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.02%, 05/03/22 ................. 920 919,993
0.09%, 05/10/22 ................. 530,295 530,271,394
0.11%, 05/12/22 ................. 785 784,935
0.19%, 05/19/22 ................. 64,875 64,860,727
0.26%, 05/24/22 ................. 216,380 216,324,471
0.41%, 06/07/22 ................. 96,365 96,331,326
0.44%, 06/14/22 ................. 15,000 14,991,429
0.42%, 06/16/22 ................. 589,270 589,058,305
0.57%, 06/23/22 ................. 81,310 81,270,236
0.71%, 07/07/22 ................. 44,840 44,821,641
0.81%, 07/26/22 ................. 16,115 16,087,667
0.82%, 07/28/22 ................. 17,245 17,228,981
0.90%, 08/02/22 ................. 2,075 2,070,712
0.97%, 08/16/22 ................. 100,000 99,713,181
1.09%, 08/30/22 ................. 100,000 99,636,389
1.06%, 09/01/22 ................. 46,240 46,134,149
1.06%, 09/08/22 ................. 2,865 2,857,758
1.09%, 09/22/22 ................. 63,235 63,014,942
1.13%, 09/29/22 ................. 259,645 258,501,481
1.16%, 10/06/22 ................. 83,760 83,351,949
1.49%, 12/29/22 ................. 9,365 9,340,448
1.76%, 02/23/23 ................. 33,275 32,959,618
2.04%, 04/20/23 ................. 10,000 9,808,250
U.S. Treasury Notes
2.13%, 05/15/22 ................. 4,975 4,978,919
0.13%, 06/30/22 ................. 3,120 3,120,277
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.95%, 10/31/22
(b)
... 35,000 34,999,119
1.63%, 12/15/22 ................. 19,000 19,032,139
2.13%, 12/31/22 ................. 70,725 71,216,293
0.13%, 01/31/23 ................. 74,970 74,333,805
0.13%, 03/31/23 ................. 45,660 45,058,593
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 0.88%, 01/31/24
(b)
.... 26,895 26,894,899
Total U.S. Treasury Obligations — 44.4%
(Cost: $2,659,974,026) ........................... 2,659,974,026
Total Investments — 98.0%
(Cost: $5,874,317,591 ) ........................... 5,874,317,591
Other Assets Less Liabilities — 2.0% ................... 120,065,478
Net Assets — 100.0% .............................. $ 5,994,383,069
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

BlackRock Liquid Federal Trust Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 5,874,317,591 $ — $ 5,874,317,591

2022
BlackRock Semi-Annual Report to Shareholders
FedFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank, 0.07%, 08/19/22 . USD 160,800 $ 160,797,075
Federal Farm Credit Bank Discount Notes
(a)
0.43% ,  05/27/22 ................. 57,300 57,297,517
0.69% ,  06/21/22 ................. 36,000 35,996,940
1.20% ,  09/19/22 ................. 12,000 11,995,300
Federal Farm Credit Bank Variable Rate
Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 1.01% ,  05/02/22 .... 232,975 232,974,961
(SOFR + 0.05%), 0.33% ,  05/05/22 ..... 440,000 439,999,779
(SOFR + 0.09%), 0.37% ,  06/17/22 ..... 324,500 324,501,059
(SOFR + 0.10%), 0.38% ,  09/02/22 ..... 279,885 279,885,000
(SOFR + 0.09%), 0.37% ,  09/23/22 ..... 315,000 315,000,000
(SOFR + 0.07%), 0.34% ,  11/18/22 ..... 150,000 150,000,000
(SOFR + 0.06%), 0.34% ,  12/01/22 ..... 138,000 138,000,000
(SOFR + 0.06%), 0.34% ,  02/09/23 ..... 40,000 40,000,000
(SOFR + 0.02%), 0.30% ,  02/14/23 ..... 500,000 499,989,965
(SOFR + 0.04%), 0.32% ,  03/10/23 ..... 189,000 189,000,000
(SOFR + 0.02%), 0.29% ,  05/16/23 ..... 197,000 196,995,020
(SOFR + 0.04%), 0.32% ,  07/12/23 ..... 135,720 135,711,761
(SOFR + 0.03%), 0.31% ,  07/25/23 ..... 508,055 508,035,987
(SOFR + 5.50%), 0.34% ,  01/10/24 ..... 190,355 190,355,000
Federal Home Loan Bank Discount Notes
(a)
0.66% ,  06/01/22 ................. 400,000 399,870,145
0.87% ,  07/15/22 ................. 537,000 536,071,436
1.35% ,  10/26/22 ................. 550,000 546,192,778
1.53% ,  12/08/22 ................. 250,000 247,558,750
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR + 0.20%), 0.48% ,  05/13/22 ..... 150,000 150,000,000
(SOFR + 0.19%), 0.47% ,  05/26/22 ..... 75,000 75,000,000
(SOFR + 0.01%), 0.29% ,  08/04/22 ..... 739,635 739,635,000
(SOFR + 0.09%), 0.37% ,  09/08/22 ..... 91,000 91,000,000
(SOFR + 0.01%), 0.29% ,  10/07/22 ..... 250,000 250,000,000
(SOFR + 0.07%), 0.34% ,  11/09/22 ..... 99,000 99,000,000
(SOFR + 0.07%), 0.34% ,  11/10/22 ..... 536,480 536,480,000
(SOFR + 0.06%), 0.34% ,  11/23/22 ..... 250,000 250,000,000
(SOFR + 0.06%), 0.34% ,  02/03/23 ..... 259,200 259,200,000
(SOFR + 0.02%), 0.29% ,  03/02/23 ..... 500,000 500,000,000
(SOFR + 0.02%), 0.30% ,  05/02/23 ..... 299,980 299,980,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
(SOFR + 0.19%), 0.47% ,  06/02/22 ..... 297,000 297,000,000
(SOFR + 0.10%), 0.38% ,  07/29/22 ..... 375,000 375,000,000
(SOFR + 0.07%), 0.34% ,  11/10/22 ..... 191,555 191,555,000
(SOFR + 0.06%), 0.34% ,  11/17/22 ..... 350,000 350,000,000
Federal National Mortgage Association Variable
Rate Notes
(b)
(SOFR + 0.18%), 0.46% ,  05/13/22 ..... 600,000 600,000,000
(SOFR + 0.19%), 0.47% ,  05/27/22 ..... 75,000 75,000,000
(SOFR + 0.12%), 0.40% ,  07/29/22 ..... 19,110 19,110,000
Total U.S. Government Sponsored Agency Obligations — 5.9%
(Cost: $10,794,188,473) ........................... 10,794,188,473
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.19%, 05/19/22 ................. 720 719,842
0.30%, 05/31/22 ................. 447,535 447,430,575
0.42%, 06/16/22 ................. 2,789,390 2,788,926,653
0.57%, 06/23/22 ................. 689,780 689,608,972
0.61%, 06/28/22 ................. 1,279,940 1,278,856,768
0.70%, 07/05/22 ................. 52,875 52,826,788
0.71%, 07/07/22 ................. 910,535 909,838,472
0.74%, 07/12/22 ................. 382,440 382,011,667
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.81%, 07/26/22 ................. USD 2,199,140 $ 2,195,402,554
0.82%, 07/28/22 ................. 472,315 471,876,272
0.90%, 08/02/22 ................. 641,705 640,372,913
0.95%, 08/09/22 ................. 545,374 543,995,216
0.97%, 08/16/22 ................. 1,303,620 1,299,883,954
0.98%, 08/18/22 ................. 643,670 642,169,354
1.06%, 09/01/22 ................. 1,185,135 1,182,422,030
1.06%, 09/08/22 ................. 4,695,765 4,685,382,973
1.07%, 09/15/22 ................. 891,725 888,942,320
1.09%, 09/22/22 ................. 1,433,400 1,428,411,771
1.13%, 09/29/22 ................. 2,206,700 2,196,981,332
1.16%, 10/06/22 ................. 576,913 574,101,973
1.27%, 10/13/22 ................. 1,017,380 1,011,691,148
1.37%, 10/27/22 ................. 717,220 712,361,760
1.40%, 11/03/22 ................. 3,086,024 3,083,477,321
1.41%, 12/01/22 ................. 774,915 773,809,453
1.49%, 12/29/22 ................. 376,725 375,765,113
1.64%, 01/26/23 ................. 116,720 116,168,498
1.76%, 02/23/23 ................. 1,190,790 1,180,098,423
1.81%, 03/23/23 ................. 2,150,000 2,119,179,414
2.04%, 04/20/23 ................. 1,031,400 1,012,440,418
U.S. Treasury Notes
1.75%, 05/15/22 ................. 105,650 105,718,040
2.13%, 05/15/22 ................. 175,190 175,328,005
0.13%, 06/30/22 ................. 149,940 149,953,329
1.38%, 10/15/22 ................. 152,760 153,030,914
1.88%, 10/31/22 ................. 485,775 487,952,948
2.00%, 11/30/22 ................. 724,525 729,381,772
1.63%, 12/15/22 ................. 536,000 536,906,642
0.13%, 12/31/22 ................. 301,850 301,445,221
2.13%, 12/31/22 ................. 455,135 459,347,072
0.13%, 01/31/23 ................. 778,070 768,990,257
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.94%, 01/31/23
(b)
... 5,659,250 5,659,656,123
2.00%, 02/15/23 ................. 125,000 125,218,532
1.50%, 02/28/23 ................. 136,360 136,716,449
0.13%, 03/31/23 ................. 586,000 577,928,625
1.50%, 03/31/23 ................. 159,950 160,493,006
2.50%, 03/31/23 ................. 55,715 56,339,576
0.13%, 04/30/23 ................. 427,975 419,864,919
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.93%, 04/30/23
(b)
... 1,561,070 1,561,133,083
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.92%, 07/31/23
(b)
... 3,643,715 3,643,821,297
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 0.88%, 01/31/24
(b)
.... 1,323,095 1,323,091,939
Total U.S. Treasury Obligations — 28.2%
(Cost: $51,217,471,696) ........................... 51,217,471,696
Total Repurchase Agreements — 60.7%
(Cost: $110,290,989,764) .......................... 110,290,989,764
Total Investments — 94.8%
(Cost: $172,302,649,933 ) .......................... 172,302,649,933
Other Assets Less Liabilities — 5.2% ................... 9,528,050,993
Net Assets — 100.0% .............................. $ 181,830,700,926

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.28% 04/29/22 05/02/22 $ 49,000 $ 49,000 $ 49,001,143
U.S. Treasury
Obligation, 0.63%, due
01/15/24 ......... $ 39,283,800 $ 49,980,119
0.28
(a)
04/29/22 05/02/22 10,000 10,000 10,000,233
U.S. Treasury
Obligations, 0.00% to
0.13%, due 05/31/23 to
11/15/35 ......... 13,165,187 10,200,000
0.28 04/29/22 05/02/22 5,000 5,000 5,000,117
U.S. Treasury
Obligation, 0.63%, due
04/15/23 ......... 4,317,200 5,100,004
0.28 04/29/22 05/02/22 50,000 50,000 50,001,167
U.S. Treasury
Obligation, 0.63%, due
01/15/24 ......... 40,085,500 51,000,108
0.30 04/29/22 05/02/22 14,000 14,000 14,000,350
U.S. Government
Sponsored Agency
Obligations, 3.00%, due
11/20/51 to 03/20/52 . 15,056,629 14,280,001
$ – $ –
$ 128,000 $ 130,560,232
$ – $ –
Bank of Montreal ...... 0.27 04/29/22 05/02/22 39,000 39,000 39,000,877
U.S. Treasury
Obligations, 0.00% to
3.63%, due 07/14/22 to
02/15/52 ......... 43,207,100 39,780,038
0.30 04/29/22 05/02/22 325,000 325,000 325,008,125
U.S. Government
Sponsored Agency
Obligations, 1.18% to
4.50%, due 08/15/23 to
08/15/63 ......... 370,940,684 334,396,000
0.57
(b)
04/14/22 05/16/22 85,000 85,000 85,043,067
U.S. Government
Sponsored Agency
Obligations, 0.57% to
6.00%, due 02/25/29 to
03/20/72 ......... 756,456,008 88,962,498
$ – $ –
$ 449,000 $ 463,138,536
$ – $ –
Bank of Nova Scotia (The) 0.29 04/29/22 05/02/22 12,000 12,000 12,000,290
U.S. Treasury
Obligation, 0.00%, due
08/23/22 ......... 12,280,800 12,240,298
0.29 04/29/22 05/02/22 62,635 62,635 62,636,514
U.S. Treasury
Obligations, 2.25% to
2.75%, due 08/31/23 to
08/15/27 ......... 64,777,900 63,889,314
$ – $ –
$ 74,635 $ 76,129,612
$ – $ –
Barclays Bank plc ..... 0.30 04/29/22 05/02/22 400,000 400,000 400,010,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.50% to 6.50%, due
05/25/22 to 04/01/52 1,969,763,332 412,005,853
0.30 04/29/22 05/02/22 25,000 25,000 25,000,625
U.S. Treasury
Obligation, 5.25%, due
11/15/28 ......... 21,997,500 25,500,064
0.30 04/29/22 05/02/22 239,000 239,000 239,005,975
U.S. Treasury
Obligations, 1.63% to
4.25%, due 11/15/40 to
11/15/50 ......... 273,138,800 243,780,021

2022
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.40%
(b)
04/29/22 05/06/22 $ 200,000 $ 200,000 $ 200,015,555
U.S. Government
Sponsored Agency
Obligations, 2.50% to
4.00%, due 07/01/47 to
04/01/52 ......... $ 351,204,896 $ 206,000,001
$ – $ –
$ 864,000 $ 887,285,939
$ – $ –
Barclays Capital, Inc. ... 0.30 04/29/22 05/02/22 2,750,000 2,750,000 2,750,068,750
U.S. Treasury
Obligations, 0.00% to
3.63%, due 05/15/22 to
02/15/52 ......... 4,629,223,070 2,805,000,079
$ – $ –
BMO Capital Markets
Corp. ............ 0.30 04/29/22 05/02/22 30,000 30,000 30,000,750
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.38%, due
05/05/22 to 02/15/50 29,555,476 30,600,000
$ – $ –
BNP Paribas SA ...... 0.27 04/29/22 05/02/22 4,000 4,000 4,000,090
U.S. Treasury
Obligations, 0.00% to
0.93%, due 04/30/23 to
02/15/42 ......... 6,597,950 4,080,000
0.28 04/29/22 05/02/22 195,000 195,000 195,004,550
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.20%, due
04/15/24 to 08/25/61 4,926,534,248 204,433,747
0.30 04/27/22 05/04/22 350,000 350,000 350,020,417
U.S. Treasury
Obligations, 0.00% to
6.13%, due 05/19/22 to
11/15/51 ......... 360,711,954 357,000,000
0.39
(b)
04/29/22 05/06/22 400,000 400,000 400,030,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.43%, due
03/25/32 to 01/15/53 4,182,376,264 419,972,280
0.47
(b)
04/29/22 06/03/22 300,000 300,000 300,137,084
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
04/15/24 to 12/25/57 6,705,670,362 314,790,985
$ – $ –
$ 1,249,000 $ 1,300,277,012
$ – $ –
Citibank NA .......... 0.30 04/29/22 05/02/22 150,000 150,000 150,003,750
U.S. Treasury
Obligations, 0.00% to
4.50%, due 05/19/22 to
11/15/51 ......... 141,002,830 153,000,000
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.30 04/29/22 05/02/22 573,000 573,000 573,014,325
U.S. Treasury
Obligations, 0.75% to
3.63%, due 03/31/28 to
07/31/28 ......... 608,696,700 584,493,022
0.30
(a)
04/29/22 05/02/22 10,000 10,000 10,000,250
U.S. Treasury
Obligations, 0.13% to
6.25%, due 08/15/29 to
02/15/31 ......... 11,447,748 10,200,000
0.31 04/29/22 05/02/22 28,000 28,000 28,000,723
U.S. Treasury
Obligation, 0.63%, due
04/15/23 ......... 24,162,500 28,560,050
0.32 04/27/22 05/04/22 500,000 500,000 500,030,625
U.S. Treasury
Obligation, 0.13%, due
05/15/23 ......... 520,334,000 510,000,037

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.40%
(b)
04/29/22 05/02/22 $ 500,000 $ 500,000 $ 500,016,667
U.S. Government
Sponsored Agency
Obligations, 0.00% to
24.33%, due 06/20/32
to 11/25/60 ....... $ 13,636,132,806 $ 535,362,728
$ – $ –
$ 1,611,000 $ 1,668,615,837
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.28
(a)
04/29/22 05/02/22 5,000 5,000 5,000,117
U.S. Treasury
Obligations, 1.00% to
2.88%, due 01/31/25 to
02/15/48 ......... 4,713,719 5,100,004
0.28 04/29/22 05/02/22 5,000 5,000 5,000,117
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 3,861,700 5,100,068
0.30 04/29/22 05/02/22 50,000 50,000 50,001,250
U.S. Treasury
Obligations, 0.25% to
0.63%, due 02/15/43 to
02/15/50 ......... 44,094,000 51,000,073
$ – $ –
$ 60,000 $ 61,200,145
$ – $ –
Credit Suisse AG ...... 0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Treasury
Obligations, 0.13% to
6.88%, due 06/30/22 to
02/15/52 ......... 6,389,500 5,100,004
0.56
(b)
04/29/22 07/29/22 650,000 650,000 650,920,114
U.S. Government
Sponsored Agency
Obligations, 0.00% to
47.02%, due 10/25/31
to 11/25/59 ....... 5,009,832,091 682,500,000
$ – $ –
$ 655,000 $ 687,600,004
$ – $ –
Deutsche Bank AG ..... 0.30 04/29/22 05/02/22 50,000 50,000 50,001,250
U.S. Treasury
Obligation, 1.00%, due
07/31/28 ......... 57,127,500 51,000,058
$ – $ –
Deutsche Bank Securities,
Inc. ............. 0.30 04/29/22 05/02/22 100,000 100,000 100,002,500
U.S. Government
Sponsored Agency
Obligations, 1.25% to
3.00%, due 02/16/48 to
04/01/52 ......... 245,693,524 103,000,441
$ – $ –
Federal Reserve Bank of
New York ......... 0.30 04/29/22 05/02/22 73,600,000 73,600,000 73,601,840,000
U.S. Treasury
Obligations, 0.13% to
2.75%, due 03/31/23 to
02/15/31 ......... 76,951,225,300 73,601,840,043
$ – $ –
Fixed Income Clearing
Corporation ....... 0.28 04/29/22 05/02/22 1,175,000 1,175,000 1,175,027,417
U.S. Treasury
Obligations, 0.28%, due
05/02/22 ......... 1,307,950,600 1,198,500,031
0.29 04/29/22 05/02/22 181,375 181,375 181,379,383
U.S. Treasury
Obligation, 4.38%, due
02/15/38 ......... 155,000,000 185,006,183
0.29 04/29/22 05/02/22 495,000 495,000 495,011,962
U.S. Treasury
Obligation, 3.13%, due
11/15/28 ......... 491,925,500 504,909,538
0.29 04/29/22 05/02/22 485,000 485,000 485,011,721
U.S. Treasury
Obligation, 3.00%, due
02/15/47 ......... 500,000,000 494,711,721
0.29 04/29/22 05/02/22 430,313 430,313 430,322,899
U.S. Treasury
Obligation, 2.25%, due
11/15/27 ......... 450,000,000 438,926,899
0.29 04/29/22 05/02/22 510,000 510,000 510,012,325
U.S. Treasury
Obligation, 2.25%, due
02/15/27 ......... 533,333,300 520,214,959

2022
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.29% 04/29/22 05/02/22 $ 284,938 $ 284,938 $ 284,944,386
U.S. Treasury
Obligation, 2.38%, due
05/15/51 ......... $ 322,420,000 $ 290,642,722
0.29 04/29/22 05/02/22 715,063 715,063 715,079,781
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 850,000,000 729,385,281
0.29 04/29/22 05/02/22 495,000 495,000 495,011,962
U.S. Treasury
Obligation, 0.38%, due
09/15/24 ......... 534,413,000 504,909,332
0.29 04/29/22 05/02/22 403,313 403,313 403,322,247
U.S. Treasury
Obligation, 1.25%, due
04/30/28 ......... 450,000,000 411,390,747
0.30 04/29/22 05/02/22 237,243 237,243 237,248,975
U.S. Treasury
Obligation, 0.38%, due
01/31/26 ......... 265,556,000 241,993,836
0.30 04/29/22 05/02/22 48,310 48,310 48,311,208
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 47,905,000 49,277,249
0.30 04/29/22 05/02/22 50,422 50,422 50,423,260
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
0.30 04/29/22 05/02/22 50,422 50,422 50,423,261
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
0.30 04/29/22 05/02/22 50,422 50,422 50,423,261
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
0.30 04/29/22 05/02/22 28,574 28,574 28,574,277
U.S. Treasury
Obligation, 1.25%, due
09/30/28 ......... 32,249,000 29,145,748
0.30 04/29/22 05/02/22 158,273 158,273 158,276,475
U.S. Treasury
Obligation, 2.50%, due
02/15/45 ......... 179,625,000 161,441,926
0.30 04/29/22 05/02/22 248,580 248,579 248,585,749
U.S. Treasury
Obligation, 0.25%, due
08/31/25 ......... 276,350,000 253,557,339
0.30 04/29/22 05/02/22 500,000 500,000 500,012,500
U.S. Treasury
Obligations, 2.25% to
2.50%, due 05/15/27 to
08/15/49 ......... 543,765,400 510,000,063
0.30 04/29/22 05/02/22 21,841 21,840 21,841,055
U.S. Treasury
Obligation, 0.00%, due
04/20/23 ......... 22,703,000 22,277,865
0.30 04/29/22 05/02/22 450,980 450,980 450,991,667
U.S. Treasury
Obligation, 0.75%, due
05/31/26 ......... 500,000,000 460,011,275
0.30 04/29/22 05/02/22 105,995 105,995 105,997,441
U.S. Treasury
Obligation, 3.63%, due
02/15/44 ......... 99,875,000 108,117,337
0.30 04/29/22 05/02/22 3,681 3,681 3,681,158
U.S. Treasury
Obligation, 3.13%, due
02/15/43 ......... 3,750,000 3,754,780
0.30 04/29/22 05/02/22 203,323 203,323 203,327,693
U.S. Treasury
Obligation, 3.75%, due
08/15/41 ......... 188,750,000 207,394,146
0.30 04/29/22 05/02/22 361,600 361,600 361,608,761
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 357,222,000 368,840,755
0.30 04/29/22 05/02/22 139,853 139,853 139,856,437
U.S. Treasury
Obligation, 2.50%, due
02/15/46 ......... 158,500,000 142,653,496
0.30 04/29/22 05/02/22 393,565 393,564 393,575,194
U.S. Treasury
Obligation, 2.75%, due
11/15/47 ......... 419,255,000 401,446,502

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.30% 04/29/22 05/02/22 $ 71,691 $ 71,691 $ 71,692,969
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... $ 75,000,000 $ 73,126,792
0.30 04/29/22 05/02/22 340,331 340,331 340,339,528
U.S. Treasury
Obligation, 4.38%, due
11/15/39 ......... 287,782,500 347,146,149
0.30 04/29/22 05/02/22 161,622 161,622 161,625,977
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 192,250,000 164,858,416
0.30 04/29/22 05/02/22 13,897 13,897 13,897,406
U.S. Treasury
Obligation, 2.75%, due
08/15/42 ......... 15,000,000 14,175,347
0.30 04/29/22 05/02/22 42,402 42,402 42,403,021
U.S. Treasury
Obligation, 3.63%, due
08/15/43 ......... 40,000,000 43,251,060
0.30 04/29/22 05/02/22 128,223 128,223 128,226,457
U.S. Treasury
Obligation, 1.75%, due
08/15/41 ......... 163,229,600 130,790,923
0.30 04/29/22 05/02/22 138,328 138,328 138,331,522
U.S. Treasury
Obligation, 3.00%, due
11/15/44 ......... 142,700,000 141,098,083
0.30 04/29/22 05/02/22 50,422 50,422 50,423,260
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
$ – $ –
$ 9,174,999 $ 9,358,683,544
$ – $ –
Goldman Sachs & Co. LLC 0.30 04/29/22 05/02/22 1,247,000 1,247,000 1,247,031,175
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.00%, due 10/15/23 to
07/15/61 ......... 4,430,726,514 1,271,940,000
0.30 04/29/22 05/02/22 25,000 25,000 25,000,625
U.S. Treasury
Obligation, 1.25%, due
08/15/31 ......... 29,262,300 25,500,067
0.38
(b)
04/29/22 06/03/22 1,114,500 1,114,500 1,114,911,748
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 08/20/23 to
05/15/61 ......... 2,219,215,790 1,136,790,000
$ – $ –
$ 2,386,500 $ 2,434,230,067
$ – $ –
HSBC Securities USA, Inc. 0.30
(c)
04/29/22 05/02/22 110,000 110,000 110,002,750
U.S. Treasury
Obligations, 0.00% to
3.00%, due 05/15/22 to
08/15/48 ......... 124,701,700 112,200,029
0.30
(c)
04/29/22 05/02/22 286,000 286,000 286,007,150
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.13% to 6.63%, due
06/20/24 to 04/01/52 832,379,526 293,209,386
0.31
(b)
04/29/22 05/06/22 1,111,915 1,111,915 1,111,982,024
U.S. Treasury
Obligations, 0.00% to
7.63%, due 05/12/22 to
11/15/51 ......... 1,138,944,300 1,134,153,301
0.31
(b)
04/29/22 05/06/22 350,000 350,000 350,021,097
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.00%, due
09/15/25 to 04/20/52 843,888,151 357,620,190

2022
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.31%
(b)
04/29/22 05/06/22 $ 1,028,000 $ 1,028,000 $ 1,028,061,965
U.S. Treasury
Obligations, 0.00% to
7.63%, due 06/30/22 to
02/15/52 ......... $ 1,067,759,988 $ 1,048,560,012
$ – $ –
$ 2,885,915 $ 2,945,742,918
$ – $ –
JP Morgan Securities LLC 0.28
(b)
04/29/22 05/06/22 1,500,000 1,500,000 1,500,081,667
U.S. Treasury
Obligations, 0.00% to
2.13%, due 05/15/22 to
07/15/28 ......... 1,475,864,700 1,530,000,025
0.30 04/29/22 05/02/22 1,802,000 1,802,000 1,802,045,050
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.50%, due 05/15/27 to
07/15/64 ......... 4,233,563,362 1,838,040,000
0.30 04/29/22 05/02/22 15,000 15,000 15,000,375
U.S. Treasury
Obligation, 1.63%, due
02/15/26 ......... 16,003,100 15,300,019
0.31
(b)
04/29/22 05/06/22 1,126,500 1,126,500 1,126,567,903
U.S. Government
Sponsored Agency
Obligations, 0.00% to
23.73%, due 05/25/27
to 03/16/64 ....... 18,829,991,445 1,182,825,000
$ – $ –
$ 4,443,500 $ 4,566,165,044
$ – $ –
Mizuho Securities USA
LLC ............. 0.30 04/29/22 05/02/22 8,000 8,000 8,000,200
U.S. Treasury
Obligations, 1.13% to
4.38%, due 02/15/38 to
02/15/47 ......... 9,584,600 8,160,046
0.42
(b)
04/29/22 06/03/22 1,000,000 1,000,000 1,000,408,334
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.19%, due 09/25/25
to 02/16/62 ....... 10,667,246,596 1,050,238,644
$ – $ –
$ 1,008,000 $ 1,058,398,690
$ – $ –
Morgan Stanley & Co. LLC 0.30 04/29/22 05/02/22 2,500,000 2,500,000 2,500,062,500
U.S. Government
Sponsored Agency
Obligation s , 0.00% to
8.50%, due 06/22/22 to
07/01/61 ......... 2,906,471,183 2,566,278,448
$ – $ –
MUFG Securities
Americas, Inc. ...... 0.28
(b)
04/29/22 05/06/22 300,000 300,000 300,016,333
U.S. Treasury
Obligations, 0.00% to
3.38%, due 10/13/22 to
08/15/51 ......... 318,876,900 306,000,074
0.30
(b)
04/29/22 06/03/22 500,000 500,000 500,145,833
U.S. Government
Sponsored Agency
Obligations, 1.89% to
5.50%, due 02/20/45 to
02/20/52 ......... 1,193,674,901 510,994,652
0.30 04/29/22 05/02/22 35,000 35,000 35,000,875
U.S. Treasury
Obligations, 1.75% to
5.38%, due 02/15/31 to
08/15/41 ......... 42,421,600 35,700,025
0.31 04/29/22 05/02/22 648,000 648,000 648,016,470
U.S. Government
Sponsored Agency
Obligations, 0.25% to
5.83%, due 05/25/26 to
10/16/60 ......... 7,409,939,018 671,376,381
$ – $ –
$ 1,483,000 $ 1,524,071,132
$ – $ –

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Natixis SA ........... 0.28% 04/29/22 05/02/22 $ 210,000 $ 210,000 $ 210,004,900
U.S. Treasury
Obligations, 0.13% to
7.25%, due 07/31/22 to
02/15/50 ......... $ 219,720,000 $ 214,200,043
$ – $ –
Nomura Securities
International, Inc. .... 0.28 04/29/22 05/02/22 250,000 250,000 250,005,833
U.S. Treasury
Obligations, 0.00% to
2.75%, due 02/23/23 to
02/15/46 ......... 267,771,600 255,000,066
0.30 04/29/22 05/02/22 2,045,000 2,045,000 2,045,051,125
U.S. Government
Sponsored Agency
Obligations, 1.75% to
5.50%, due 07/02/24 to
12/20/68 ......... 2,528,635,889 2,085,900,065
$ – $ –
$ 2,295,000 $ 2,340,900,131
$ – $ –
Prudential Insurance Co.
of America ........ 0.31 04/29/22 05/02/22 63,399 63,399 63,400,388
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 64,668,028
0.31 04/29/22 05/02/22 128,463 128,462 128,465,819
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 131,035,069
0.31 04/29/22 05/02/22 40,425 40,425 40,426,044
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 41,234,244
0.31 04/29/22 05/02/22 39,825 39,825 39,826,029
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... 60,000,000 40,622,829
0.31 04/29/22 05/02/22 45,750 45,750 45,751,182
U.S. Treasury
Obligation, 0.00%, due
08/15/47 ......... 100,000,000 46,666,182
0.31 04/29/22 05/02/22 20,910 20,910 20,910,540
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... 34,000,000 21,328,740
0.31 04/29/22 05/02/22 21,476 21,476 21,476,805
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 21,906,445
0.31 04/29/22 05/02/22 24,763 24,762 24,763,140
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 25,258,390
0.31 04/29/22 05/02/22 36,875 36,875 36,875,953
U.S. Treasury
Obligation, 1.63%, due
11/15/50 ......... 50,000,000 37,613,453
0.31 04/29/22 05/02/22 23,056 23,056 23,056,846
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 23,517,796
0.31 04/29/22 05/02/22 22,950 22,950 22,950,593
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 23,409,593
0.31 04/29/22 05/02/22 5,850 5,850 5,850,151
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... 10,000,000 5,967,151
0.31 04/29/22 05/02/22 28,250 28,250 28,250,730
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 28,815,730
0.31 04/29/22 05/02/22 22,500 22,500 22,500,581
U.S. Treasury
Obligation, 0.00%, due
02/15/47 ......... 50,000,000 22,950,581
0.31 04/29/22 05/02/22 39,688 39,688 39,688,525
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 40,482,525
0.31 04/29/22 05/02/22 29,063 29,063 29,063,251
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 29,644,751

2022
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.31% 04/29/22 05/02/22 $ 58,350 $ 58,350 $ 58,351,507
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... $ 60,000,000 $ 59,518,507
0.31 04/29/22 05/02/22 170,850 170,850 170,854,414
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 340,000,000 174,271,414
$ – $ –
$ 822,441 $ 838,911,428
$ – $ –
Royal Bank of Canada .. 0.30 04/29/22 05/02/22 50,000 50,000 50,001,250
U.S. Treasury
Obligations, 0.00%, due
08/02/22 to 10/20/22 51,153,300 51,000,053
$ – $ –
Societe Generale SA ... 0.30 04/29/22 05/02/22 850,000 850,000 850,021,250
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.25%, due
05/31/22 to 06/15/59 1,671,410,619 869,635,174
0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Treasury
Obligations, 0.00% to
7.25%, due 05/05/22 to
02/15/42 ......... 5,026,599 5,100,000
$ – $ –
$ 855,000 $ 874,735,174
$ – $ –
TD Securities USA LLC .. 0.28 04/29/22 05/02/22 401,000 401,000 401,009,357
U.S. Treasury
Obligations, 0.00% to
2.50%, due 06/30/22 to
11/15/30 ......... 443,906,500 409,020,092
0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Government
Sponsored Agency
Obligations, 4.00% to
4.50%, due 09/20/40 to
06/20/44 ......... 68,283,907 5,100,000
$ – $ –
$ 406,000 $ 414,120,092
$ – $ –
$ 110,290,990 $ 111,206,684,702
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 172,302,649,933 $ — $ 172,302,649,933

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 0.7%
Citibank NA, 0.16%, 06/06/22 .......... USD 15,000 $ 14,990,769
Goldman Sachs Bank, (SOFR + 0.17%),
0.44%, 07/26/22
(a)
................ 14,000 13,995,591
28,986,360
Euro — 0.7%
Credit Industriel et Commercial SA,
0.24%, 07/22/22
(b)
................ 30,000 29,905,409
Yankee — 20.3%
(c)
Banco Santander SA, New York, (SOFR +
0.45%), 0.73%, 10/28/22
(a)
.......... 20,000 19,997,882
Bank of Montreal, Chicago
(a)
(LIBOR USD 3 Month + 0.05%),
0.63%, 06/06/22 ............... 25,000 24,993,802
(SOFR + 0.15%), 0.43%, 09/21/22 ..... 36,000 35,972,487
(SOFR + 0.30%), 0.58%, 01/09/23 ..... 12,500 12,489,845
(SOFR + 0.50%), 0.78%, 05/05/23 ..... 14,000 14,002,287
Bank of Nova Scotia, Houston
(a)
(SOFR + 0.20%), 0.49%, 05/04/22 ..... 20,000 20,000,569
(SOFR + 0.50%), 0.78%, 05/05/23 ..... 26,750 26,762,055
Barclays Bank plc, New York, (SOFR + 0.62%),
0.90%, 04/05/23
(a)
................ 10,000 10,011,683
Canadian Imperial Bank of Commerce, New
York
(LIBOR USD 3 Month + 0.05%),
0.63%, 06/07/22
(a)
.............. 25,000 25,007,144
(US Federal Funds Effective Rate
(continuous series) + 0.10%),
0.43%, 06/08/22
(a)
.............. 21,500 21,496,192
0.35%, 11/03/22 ................. 18,000 17,850,159
Credit Industriel et Commercial SA, New
York, (LIBOR USD 3 Month + 0.05%),
0.37%, 05/06/22
(a)
................ 25,000 24,999,422
Credit Suisse AG, New York
(a)
(SOFRINDX + 0.20%), 0.47%, 07/15/22 . 41,000 40,986,594
(SOFRINDX + 0.28%), 0.56%, 02/10/23 . 32,000 31,957,530
Korea Development Bank, New York, (SOFR +
0.34%), 0.62%, 08/18/22
(a)
.......... 21,000 21,000,771
Lloyds Bank Corporate Markets plc, New York
0.40%, 12/01/22 ................. 15,000 14,855,418
(SOFR + 0.27%), 0.55%, 01/24/23
(a)
.... 8,200 8,190,806
MUFG Bank Ltd., New York
(SOFR + 0.37%), 0.65%, 10/21/22
(a)
.... 11,000 10,999,838
0.32%, 10/24/22 ................. 14,250 14,143,519
0.30%, 10/31/22 ................. 11,000 10,911,427
0.33%, 11/01/22 ................. 20,000 19,840,748
(SOFR + 0.28%), 0.56%, 01/23/23
(a)
.... 17,000 16,981,009
(SOFR + 0.30%), 0.58%, 03/10/23
(a)
.... 12,000 11,985,355
Natixis SA, New York
(SOFR + 0.17%), 0.45%, 07/07/22 -
08/05/22
(a)
................... 60,000 59,985,825
0.30%, 10/20/22 ................. 12,000 11,910,385
(SOFR + 0.28%), 0.56%, 02/07/23
(a)
.... 13,000 12,984,153
Nordea Bank Abp , New York, (SOFR + 0.19%),
0.47%, 10/27/22
(a)
................ 15,000 14,984,871
Norinchukin Bank, New York, (SOFR + 0.32%),
0.60%, 08/22/22
(a)
................ 25,000 24,999,039
Oversea-Chinese Banking Corp. Ltd., New
York, (SOFR + 0.32%), 0.60%, 07/28/22
(a)
86,000 86,004,271
Standard Chartered Bank, New York
(a)
(SOFR + 0.19%), 0.47%, 09/02/22 ..... 10,000 9,994,757
(SOFR + 0.30%), 0.58%, 03/13/23 ..... 15,000 14,976,774
Security
Par (000)
Par (000) Value
Yankee (continued)
Sumitomo Mitsui Banking Corp., New York
(a)
(SOFR + 0.17%), 0.45%, 06/22/22 -
09/14/22 .................... USD 45,000 $ 44,983,073
(SOFR + 0.45%), 0.73%, 07/22/22 ..... 40,000 40,013,426
(SOFR + 0.37%), 0.65%, 10/19/22 ..... 23,000 22,997,682
Sumitomo Mitsui Trust Bank Ltd., New York,
(SOFR + 0.32%), 0.60%, 07/29/22
(a)
.... 15,000 14,999,961
Svenska Handelsbanken AB, New York, (SOFR
+ 0.19%), 0.47%, 10/27/22
(a)
......... 15,000 14,984,871
Toronto-Dominion Bank, New York
0.30%, 10/25/22 ................. 23,000 22,811,086
(SOFR + 0.00%), 0.65%, 11/21/22
(a)
.... 9,500 9,500,000
861,566,716
Total Certificates of Deposit — 21.7%
(Cost: $921,683,640) ............................. 920,458,485
Commercial Paper
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
10,000 9,983,432
Antalis SA, 0.38%
,
05/03/22
(b)
.......... 22,000 21,999,088
ANZ New Zealand Int'l Ltd., 0.41%
,
05/05/22
(b)
20,000 19,998,647
ASB Finance Ltd., 0.88%
,
06/21/22
(b)
..... 35,000 34,955,274
Autobahn Funding Co. LLC, 0.41%
,
05/05/22
(b)
26,000 25,998,249
Bank of Montreal, (SOFR + 0.27%), 0.55%
,
02/13/23
(a)
..................... 17,250 17,229,653
Barton Capital SA, (SOFR + 0.35%), 0.63%
,
08/12/22
(a)
..................... 15,000 14,999,574
Bedford Row Funding Corp.
0.38%, 05/04/22
(b)
................ 30,000 29,998,421
(SOFR + 0.37%), 0.65%, 11/02/22
(a)
.... 16,000 15,999,996
Bennington Stark Capital Co. LLC
(b)(d)
0.40%, 05/04/22 ................. 40,000 39,997,783
0.42%, 05/05/22 ................. 10,000 9,999,310
0.44%, 05/06/22 ................. 30,000 29,997,492
BNP Paribas SA, 0.88%
,
06/15/22
(b)
...... 35,000 34,960,429
BNZ International Funding Ltd.
(b)
0.83%, 06/13/22 ................. 9,250 9,240,519
1.38%, 08/18/22 ................. 12,250 12,198,971
BPCE SA, 2.54%
,
02/22/23
(b)
........... 15,000 14,693,400
Citigroup Global Markets, Inc., 0.94%
,
06/03/22
(b)
..................... 25,000 24,977,469
Collateralized Commercial Paper V Co. LLC,
0.92%
,
06/17/22
(b)
................ 4,000 3,995,051
Commonwealth Bank of Australia
(a)
(LIBOR USD 3 Month + 0.04%), 0.50%,
05/23/22 .................... 23,000 22,996,211
(SOFR + 0.18%), 0.46%, 09/01/22 ..... 17,000 16,990,568
(SOFR + 0.33%), 0.61%, 10/12/22 ..... 15,000 15,000,000
Crown Point Capital Co. LLC
0.81%, 06/01/22
(b)
................ 36,500 36,473,300
0.30%, 10/04/22
(d)
................ 25,000 24,848,354
DZ Bank AG Deutsche Zentral-
Genossenschaftsbank , 0.37%
,
05/02/22
(b)
15,000 14,999,543
Erste Abwicklungsanstalt , 0.37%
,
05/03/22
(b)
20,000 19,999,191
Federation des Caisses Desjardins du Quebec,
0.36%
,
05/03/22
(b)
................ 20,000 19,999,213
Goldman Sachs International, 1.65%
,
09/23/22
(b)
..................... 21,000 20,861,257
Mackinac Funding Co. LLC, 0.50%
,
05/09/22
(b)
14,000 13,998,102
Macquarie Bank Ltd.
0.59%, 06/14/22
(b)
................ 33,500 33,475,045
1.47%, 08/02/22
(b)
................ 16,000 15,938,862
(SOFR + 0.35%), 0.63%, 01/04/23
(a)
... 15,000 14,991,042

2022
BlackRock Semi-Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Mitsubishi UFJ Trust & Banking Corp., 0.45%
,
05/06/22
(b)(d)
.................... USD 25,000 $ 24,997,861
National Australia Bank Ltd.
(SOFR + 0.35%), 0.63%, 10/25/22
(a)
... 20,000 19,999,996
(SOFR + 0.37%), 0.65%, 11/14/22
(a)
.... 9,500 9,499,490
2.41%, 02/24/23
(b)
................ 8,500 8,333,626
National Bank of Canada, (SOFR + 0.16%),
0.44%
,
07/28/22
(a)
................ 18,000 17,993,706
Nationwide Building Society, 0.42%
,
05/04/22
(b)
(d)
........................... 30,000 29,998,279
Nordea Bank Abp , 1.75%
,
10/21/22
(b)
..... 15,000 14,875,458
Old Line Funding LLC, (SOFR + 0.37%),
0.65%
,
10/24/22
(a)(d)
............... 30,000 29,999,997
Ridgefield Funding Co. LLC, 0.40%
,
05/04/22
(b)
(d)
........................... 22,000 21,998,790
Skandinaviska Enskilda Banken AB
0.36%, 05/02/22
(b)
................ 25,000 24,999,237
(SOFR + 170,000.00%), 0.45%, 09/09/22
(a)
15,250 15,240,885
Starbird Funding Corp., 0.39%
,
05/04/22
(b)
.. 34,000 33,998,163
Sumitomo Mitsui Trust Bank Ltd., 1.27%
,
07/25/22
(b)
..................... 20,000 19,939,728
Swedbank AB
0.34%, 05/02/22
(b)
................ 21,500 21,499,384
(SOFR + 0.35%), 0.64%, 10/13/22
(a)
... 10,000 10,000,000
(SOFR + 0.37%), 0.64%, 11/23/22
(a)
.... 8,000 7,999,997
Thunder Bay Funding LLC, (SOFR + 0.37%),
0.65%
,
10/24/22
(a)(d)
............... 15,000 15,000,003
Toronto-Dominion Bank (The), (SOFR +
0.50%), 0.77%
,
03/31/23
(a)
.......... 13,000 13,003,972
UBS AG
1.53%, 08/18/22
(b)
................ 20,000 19,907,254
(SOFR + 0.17%), 0.45%, 09/22/22
(a)
... 23,000 22,984,535
(SOFR + 0.30%), 0.35%, 12/08/22
(a)
... 15,000 14,986,347
United Overseas Bank Ltd.
0.77%, 06/01/22
(b)
................ 34,150 34,126,272
(SOFR + 0.20%), 0.48%, 11/07/22
(a)
.... 10,000 9,991,209
Westpac Banking Corp.
(b)
1.73%, 10/14/22 ................. 15,000 14,881,560
1.96%, 11/02/22 ................. 25,000 24,751,706
Total Commercial Paper — 26.4%
(Cost: $1,124,040,231) ........................... 1,122,800,901
Corporate Bonds
Consumer Finance — 0.8%
Toyota Motor Credit Corp.
(a)
(SOFR + 0.15%), 0.43%, 08/15/22 ..... 24,528 24,519,499
(SOFR + 0.28%), 0.56%, 12/14/22 ..... 10,284 10,288,427
Total Corporate Bonds — 0.8%
(Cost: $34,812,000) .............................. 34,807,926
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Arizona — 0.9%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9028, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. USD 1,741 $ 1,740,556
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9060TX, RB,
VRDN (Mizuho Capital Markets LLC SBPA),
0.59%, 05/02/22 ................. 17,406 17,405,586
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9070TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. 7,000 7,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-004, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22 8,075 8,075,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0949,
COP, VRDN (Royal Bank of Canada SBPA),
0.52%, 05/05/22 ................. 3,700 3,700,000
37,921,142
California — 0.6%
(f)
Bay Area Toll Authority, Series 2007A-2, RB,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC), 0.32%, 05/05/22 ............. 10,000 10,000,000
Tender Option Bond Trust Receipts/Certifi cates
Various States , Series 2021-XMT0955, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.52%, 05/05/22
(d)(e)
............... 7,000 7,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
State s, Series 2021-BTMFT-001, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22
(d)
(e)
........................... 8,870 8,870,000
25,870,000
Colorado — 0.1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-008, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22
(d)
(e)(f)
.......................... 2,000 2,000,000
Maryland — 0.5%
Taxable Series 2022-XF2967TX, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2022-XF2967TX,
VRDN (Mizuho Capital Markets LLC LOC),
0.57%, 05/05/22
(d)(e)(f)
.............. 19,000 19,000,000
New York — 0.9%
(f)
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1253, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.52%, 05/05/22
(d)(e)
............... 3,100 3,100,000
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0962,
VRDN, 0.52%, 05/05/22
(d)(e)
.......... 2,255 2,255,000
State of New York Mortgage Agency, Series
2021-238, RB, VRDN (Barclays Bank plc
SBPA), 0.51%, 05/04/22 ............ 18,000 18,000,000

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
New York (continued)
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1246, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.52%, 05/05/22
(d)(e)
............... USD 16,270 $ 16,270,000
39,625,000
North Carolina — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9078, RB, VRDN
(Mizuho Capital Markets LLC SBPA),
0.59%, 05/02/22
(d)(e)(f)
.............. 4,000 4,000,000
Oneida Tribe of Indians of Wisconsin — 4.7%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ................. 10,625 10,625,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. 13,500 13,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.57%, 05/05/22 36,080 36,080,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9071, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. 3,000 3,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9076, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ................. 1,000 1,000,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XF2926T, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.57%, 05/05/22 .... 18,500 18,500,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-TMFT005, RB, VRDN
(Barclays Bank plc LOC), 0.80%, 05/05/22 8,100 8,100,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22 11,955 11,955,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021, RB, VRDN (Barclays
Bank plc LOC), 0.94%, 05/05/22 ...... 35,000 35,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-002, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22 22,300 22,300,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-003, RB, VRDN
(Barclays Bank plc LOC), 0.80%, 05/05/22 36,000 36,000,000
Security
Par (000)
Par (000) Value
Oneida Tribe of Indians of Wisconsin (continued)
Taxable Series 2021-BTMFT-007, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-BTMFT-007,
RB, VRDN (Barclays Bank plc LOC),
0.94%, 05/05/22 ................. USD 5,400 $ 5,400,000
201,460,000
Texas — 1.0%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ................. 500 500,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.57%, 05/05/22 ................. 42,395 42,395,000
42,895,000
Total Municipal Bonds — 8.8%
(Cost: $372,771,142) ............................. 372,771,142
Time Deposits
ABN AMRO Bank NV, 0.33%, 05/02/22 .... 50,000 50,000,000
Credit Agricole Corporate and Investment Bank
0.32%, 05/02/22 ................. 19,000 19,000,000
0.35%, 05/05/22 ................. 28,000 28,000,000
Erste Group Bank AG, 0.32%, 05/02/22 .... 4,000 4,000,000
ING Bank NV, 0.34%, 05/03/22 ......... 125,000 125,000,000
Landesbank Hessen- Thueringen Girozentrale
0.37%, 05/04/22 ................. 50,000 50,000,000
0.37%, 05/05/22 ................. 100,000 100,000,000
Mizuho Bank Ltd., 0.32%, 05/02/22 ....... 70,000 70,000,000
Nordea Bank ABP, 0.32%, 05/02/22 ...... 25,000 25,000,000
Royal Bank of Canada, 0.31%, 05/02/22 ... 79,000 79,000,000
Skandinaviska Enskilda Banken AB,
0.32%, 05/02/22 ................. 55,000 55,000,000
Svenska Handelsbanken AB, 0.31%, 05/02/22 10,000 10,000,000
Swedbank AB, 0.32%, 05/02/22 ......... 75,000 75,000,000
Total Time Deposits — 16.2%
(Cost: $690,000,000) ............................. 690,000,000
U.S. Government Sponsored Agency Obligations — 0.2%
Agency Obligations — 0.2%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.42%, 03/15/30
(a)
............... 7,500 7,500,000
Total U.S. Government Sponsored Agency Obligations — 0.2%
(Cost: $7,500,000) .............................. 7,500,000
Total Repurchase Agreements — 18.4%
(Cost: $784,500,000) ............................. 784,500,000

2022
BlackRock Semi-Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies
California — 0.7%
Nuveen California Quality Municipa l Income
Fund, Series 2014, VRDP , 0.55%, 08/01/40
(f)
USD 31,900 $ 31,900,000
Total Closed-End Investment Companies — 0.7%
(Cost: $31,900,000) .............................. 31,900,000
Total Investments — 93.2%
(Cost: $3,967,207,013 )
(g)
.......................... 3,964,738,454
Other Assets Less Liabilities — 6.8% ................... 289,379,483
Net Assets — 100.0% .............................. $ 4,254,117,937
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of Montreal ...... 0.40% 04/27/22 05/04/22 $ 23,000 $ 23,000 $ 23,001,789
U.S. Government
Sponsored Agency
Obligations, 0.54% to
3.50%, due 08/20/50 to
01/20/52 ......... $ 177,177,968 $ 24,029,642
$ – $ –
Barclays Bank plc ..... 0.42
(a)
04/29/22 05/02/22 88,000 88,000 88,003,080
Corporate/Debt
Obligations, 1.88% to
5.70%, due 08/19/26 to
03/01/57 ......... 98,989,000 92,400,242
0.54
(a)
04/29/22 05/02/22 10,000 10,000 10,000,450
Corporate/Debt
Obligation, 11.00%, due
12/01/25 ......... 9,483,000 11,000,491
0.82
(b)
04/29/22 08/02/22 13,000 13,000 13,028,131
Corporate/Debt
Obligations, 4.00% to
7.38%, due 05/15/29 to
06/01/52 ......... 12,620,000 13,914,818
$ – $ –
$ 111,000 $ 117,315,551
$ – $ –
Barclays Capital, Inc. ... 0.82
(b)
04/29/22 08/02/22 13,000 13,000 13,028,131
Corporate/Debt
Obligations, 0.00% to
6.03%, due 12/15/26 to
11/25/51 ......... 21,217,472 16,250,000
$ – $ –
BNP Paribas SA ...... 0.42
(a)
04/29/22 05/02/22 11,000 11,000 11,000,385
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.65% to
8.82%, due 02/26/24 to
09/15/51 ......... 12,008,928 11,820,802
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.30
(c)
04/29/22 05/02/22 90,000 90,000 90,002,250
U.S. Treasury
Obligations, 0.13% to
6.25%, due 08/15/29 to
02/15/31 ......... 103,029,740 91,800,001

TempCash
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.31% 04/29/22 05/02/22 $ 1,000 $ 1,000 $ 1,000,026
U.S. Treasury
Obligation, 0.13%, due
10/15/26 ......... $ 948,900 $ 1,020,009
0.35
(a)
04/29/22 05/02/22 19,000 19,000 19,000,554
U.S. Treasury
Obligations, 1.13% to
4.38%, due 05/15/40 to
02/15/50 ......... 23,616,940 19,380,072
0.59
(b)
04/29/22 06/30/22 5,000 5,000 5,005,080
Corporate/Debt
Obligations, 2.11% to
2.20%, due 04/20/34 to
07/19/34 ......... 5,405,007 5,350,000
$ – $ –
$ 115,000 $ 117,550,082
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 3,861,700 5,100,068
0.37
(b)
04/29/22 05/06/22 107,000 107,000 107,007,698
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
8.50%, due 06/30/22 to
09/14/77 ......... 119,212,843 113,250,916
$ – $ –
$ 112,000 $ 118,350,984
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.89
(b)
04/29/22 08/02/22 70,000 70,000 70,164,403
Corporate/Debt
Obligations, 1.28% to
5.61%, due 12/01/27 to
12/15/42 ......... 109,071,258 80,066,830
$ – $ –
Fixed Income Clearing
Corporation ....... 0.28 04/29/22 05/02/22 31,000 31,000 31,000,723
U.S. Treasury
Obligation, 0.28%, due
05/02/22 ......... 34,497,000 31,620,019
$ – $ –
HSBC Securities USA, Inc. 0.44
(a)
04/29/22 05/02/22 12,000 12,000 12,000,440
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.64% to
5.50%, due 09/15/23 to
10/15/40 ......... 12,588,000 12,476,973
0.52
(a)
04/29/22 05/02/22 2,500 2,500 2,500,108
Corporate/Debt
Obligations, 1.25% to
6.38%, due 01/22/25 to
05/15/51 ......... 2,840,000 2,625,244
$ – $ –
$ 14,500 $ 15,102,217
$ – $ –
JP Morgan Securities LLC 0.30 04/29/22 05/02/22 1,000 1,000 1,000,025
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
11/20/50 ......... 1,222,912 1,020,000
0.40
(a)
04/29/22 05/02/22 10,000 10,000 10,000,333
Corporate/Debt
Obligation, 0.00%, due
05/27/22 ......... 10,305,473 10,300,001
0.44
(a)
04/29/22 05/02/22 8,000 8,000 8,000,293
Corporate/Debt
Obligations, 0.00%, due
06/13/22 to 06/30/22 8,249,341 8,240,000
0.50
(a)
04/29/22 05/02/22 1,000 1,000 1,000,042
Corporate/Debt
Obligation, 1.79%, due
12/25/32 ......... 142,559,282 1,070,000
0.62
(b)
04/29/22 05/06/22 87,000 87,000 87,010,488
Corporate/Debt
Obligations, 2.90% to
8.25%, due 11/01/23 to
04/15/46 ......... 103,910,000 98,631,050

2022
BlackRock Semi-Annual Report to Shareholders
TempCash

Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.67%
(b)
04/29/22 05/06/22 $ 50,000 $ 50,000 $ 50,006,514
Corporate/Debt
Obligations, 0.32% to
6.50%, due 02/15/24 to
11/25/58 ......... $ 146,624,810 $ 54,106,900
0.78
(b)
04/29/22 07/28/22 30,000 30,000 30,058,500
Corporate/Debt
Obligations, 1.75% to
7.13%, due 01/15/23 to
04/01/63 ......... 36,905,074 32,336,232
$ – $ –
$ 187,000 $ 205,704,183
$ – $ –
Mizuho Securities USA
LLC ............. 0.77
(b)
04/29/22 06/03/22 50,000 50,000 50,037,431
U.S. Treasury
Obligations, 0.25% to
1.88%, due 05/31/25 to
02/15/32 ......... 55,690,900 51,000,000
$ – $ –
TD Securities USA LLC .. 0.40
(a)
04/29/22 05/02/22 8,000 8,000 8,000,267
Corporate/Debt
Obligations, 3.88% to
10.50%, due 03/01/23
to 02/15/32 ....... 9,436,000 9,200,910
0.44
(a)
04/29/22 05/02/22 18,000 18,000 18,000,660
Corporate/Debt
Obligations, 2.63% to
11.00%, due 01/15/23
to 08/15/29 ....... 20,960,000 20,448,585
$ – $ –
$ 26,000 $ 29,649,495
$ – $ –
Wells Fargo Securities
LLC ............. 0.47 04/28/22 05/05/22 6,000 6,000 6,000,548
Corporate/Debt
Obligation, 0.53%, due
02/17/23 ......... 6,304,000 6,300,944
1.10 03/17/22 06/15/22 10,000 10,000 10,027,500
Corporate/Debt
Obligation, 0.72%, due
01/25/23 ......... 10,501,000 10,500,160
1.30 03/18/22 06/16/22 5,000 5,000 5,016,250
Corporate/Debt
Obligations, 4.00% to
4.55%, due 11/14/24 5,481,000 5,500,696
$ – $ –
$ 21,000 $ 22,301,800
$ – $ –
$ 784,500 $ 840,761,605
$ – $ –
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 3,964,738,454 $ — $ 3,964,738,454

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 0.7%
Citibank NA, 0.16%, 06/06/22 .......... USD 35,000 $ 34,978,462
Goldman Sachs Bank, (SOFR + 0.17%),
0.44%, 07/26/22
(a)
................ 17,000 16,994,646
51,973,108
Euro — 0.3%
Credit Industriel et Commercial SA,
0.24%, 07/22/22
(b)
................ 27,000 26,914,868
Yankee — 22.0%
(c)
Banco Santander SA, New York, (SOFR +
0.45%), 0.73%, 10/28/22
(a)
.......... 35,500 35,496,241
Bank of Montreal, Chicago
(a)
(LIBOR USD 3 Month + 0.05%),
0.63%, 06/06/22 ............... 30,000 29,992,562
(SOFR + 0.15%), 0.43%, 09/21/22 ..... 47,500 47,463,699
(SOFR + 0.30%), 0.58%, 01/09/23 ..... 20,000 19,983,752
(SOFR + 0.50%), 0.78%, 05/05/23 ..... 30,000 30,004,901
Bank of Nova Scotia, Houston
(a)
(SOFR + 0.20%), 0.49%, 05/04/22 ..... 25,000 25,000,711
(SOFR + 0.16%), 0.44%, 07/08/22 ..... 25,000 24,993,535
(SOFR + 0.50%), 0.78%, 05/05/23 ..... 65,000 65,029,293
Barclays Bank plc, New York, (SOFR + 0.62%),
0.90%, 04/05/23
(a)
................ 20,000 20,023,366
Canadian Imperial Bank of Commerce, New
York
(LIBOR USD 3 Month + 0.05%),
0.63%, 06/07/22
(a)
.............. 30,000 30,008,573
(US Federal Funds Effective Rate
(continuous series) + 0.10%),
0.43%, 06/08/22
(a)
.............. 30,000 29,994,686
0.35%, 11/03/22 ................. 29,500 29,254,427
Credit Industriel et Commercial SA, New
York, (LIBOR USD 3 Month + 0.05%),
0.37%, 05/06/22
(a)
................ 30,000 29,999,306
Credit Suisse AG, New York
0.30%, 06/01/22 ................. 40,000 39,981,530
(SOFRINDX + 0.20%), 0.47%, 07/15/22
(a)
50,000 49,983,651
(SOFRINDX + 0.28%), 0.56%, 02/10/23
(a)
62,000 61,917,715
Korea Development Bank, New York
(a)
(SOFR + 0.34%), 0.62%, 08/18/22 ..... 38,700 38,701,420
(SOFR + 0.51%), 0.79%, 09/26/22 ..... 17,684 17,696,489
Lloyds Bank Corporate Markets plc, New York
0.40%, 12/01/22 ................. 20,400 20,203,369
(SOFR + 0.27%), 0.55%, 01/24/23
(a)
.... 20,400 20,377,127
MUFG Bank Ltd., New York
(SOFR + 0.37%), 0.65%, 10/21/22
(a)
.... 25,000 24,999,631
0.32%, 10/24/22 ................. 22,000 21,835,608
0.30%, 10/31/22 ................. 17,000 16,863,115
0.33%, 11/01/22 ................. 35,000 34,721,309
(SOFR + 0.28%), 0.56%, 01/23/23
(a)
.... 32,000 31,964,253
(SOFR + 0.30%), 0.58%, 03/10/23
(a)
.... 22,000 21,973,150
Natixis SA, New York
(SOFR + 0.17%), 0.45%, 07/07/22 -
08/05/22
(a)
................... 85,000 84,979,830
0.30%, 10/20/22 ................. 18,000 17,865,578
(SOFR + 0.28%), 0.56%, 02/07/23
(a)
.... 25,000 24,969,524
Nordea Bank Abp , New York, (SOFR + 0.19%),
0.47%, 10/27/22
(a)
................ 29,500 29,470,246
Norinchukin Bank, New York, (SOFR + 0.32%),
0.60%, 08/22/22
(a)
................ 45,000 44,998,270
Oversea-Chinese Banking Corp. Ltd., New
York, (SOFR + 0.32%), 0.60%, 07/28/22
(a)
155,000 155,007,697
Security
Par (000)
Par (000) Value
Yankee (continued)
Standard Chartered Bank, New York
(a)
(SOFR + 0.19%), 0.47%, 09/02/22 ..... USD 23,000 $ 22,987,941
(SOFR + 0.30%), 0.58%, 03/13/23 ..... 30,000 29,953,549
Sumitomo Mitsui Banking Corp., New York
(a)
(SOFR + 0.17%), 0.45%, 06/22/22 -
09/14/22 .................... 61,250 61,225,435
(SOFR + 0.45%), 0.73%, 07/22/22 ..... 80,000 80,026,851
(SOFR + 0.37%), 0.65%, 10/19/22 ..... 44,500 44,495,515
(SOFR + 0.27%), 0.55%, 01/19/23 ..... 25,000 24,964,589
Sumitomo Mitsui Trust Bank Ltd., New York
0.32%, 05/02/22 ................. 55,000 54,999,743
(SOFR + 0.32%), 0.60%, 07/29/22
(a)
.... 80,000 79,999,794
Svenska Handelsbanken AB, New York, (SOFR
+ 0.19%), 0.47%, 10/27/22
(a)
......... 30,000 29,969,742
Toronto-Dominion Bank, New York
0.25%, 05/18/22 ................. 40,000 39,992,789
0.30%, 10/25/22 ................. 36,000 35,704,309
(SOFR + 0.00%), 0.65%, 11/21/22
(a)
.... 20,000 20,000,000
Westpac Banking Corp., New York
0.18%, 07/13/22 ................. 21,350 21,309,102
1,721,383,923
Total Certificates of Deposit — 23.0%
(Cost: $1,802,265,758) ........................... 1,800,271,899
Commercial Paper
Alinghi Funding Co. LLC, 0.75%
,
05/24/22
(b)
. 20,800 20,789,268
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
25,000 24,958,581
Antalis SA, 0.38%
,
05/03/22
(b)
.......... 45,280 45,278,124
ANZ New Zealand Int'l Ltd., 0.41%
,
05/05/22
(b)
20,000 19,998,647
ASB Finance Ltd., 0.88%
,
06/21/22
(b)
..... 50,000 49,936,105
Bank of Montreal, (SOFR + 0.27%), 0.55%
,
02/13/23
(a)
..................... 37,000 36,956,358
Barton Capital SA
(a)
(SOFR + 0.36%), 0.64%, 08/10/22 ..... 15,000 14,999,998
(SOFR + 0.35%), 0.63%, 08/12/22 ..... 30,000 29,999,148
Bedford Row Funding Corp.
0.38%, 05/04/22
(b)
................ 81,000 80,995,736
1.37%, 08/16/22
(b)
................ 40,000 39,836,621
(SOFR + 0.37%), 0.65%, 11/02/22
(a)
.... 30,000 29,999,993
Bennington Stark Capital Co. LLC
(b)(d)
0.40%, 05/04/22 ................. 79,000 78,995,622
0.42%, 05/05/22 ................. 20,000 19,998,620
0.44%, 05/06/22 ................. 51,000 50,995,736
BNP Paribas SA, 0.88%
,
06/15/22
(b)
...... 65,000 64,926,510
BNZ International Funding Ltd.
(b)
0.83%, 06/13/22 ................. 11,250 11,238,469
1.38%, 08/18/22 ................. 20,250 20,165,647
BPCE SA, 2.54%
,
02/22/23
(b)
........... 30,750 30,121,471
CDP Financial, Inc.
(b)
0.77%, 06/02/22 ................. 24,000 23,982,909
0.85%, 06/16/22 ................. 24,500 24,472,626
Citigroup Global Markets, Inc., 0.94%
,
06/03/22
(b)
..................... 30,000 29,972,962
Collateralized Commercial Paper V Co. LLC,
0.92%
,
06/17/22
(b)
................ 20,000 19,975,255
Commonwealth Bank of Australia
(a)
(LIBOR USD 3 Month + 0.04%), 0.50%,
05/23/22 .................... 22,000 21,996,376
(SOFR + 0.18%), 0.46%, 09/01/22 ..... 25,000 24,986,129
(SOFR + 0.33%), 0.61%, 10/12/22 ..... 30,500 30,499,999
Crown Point Capital Co. LLC
0.81%, 06/01/22
(b)
................ 45,000 44,967,083
0.30%, 10/04/22
(d)
................ 40,000 39,757,366

2022
BlackRock Semi-Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
DZ Bank AG Deutsche Zentral-
Genossenschaftsbank , 0.37%
,
05/02/22
(b)
USD 50,000 $ 49,998,475
Erste Abwicklungsanstalt , 0.37%
,
05/03/22
(b)
75,000 74,996,967
Federation des Caisses Desjardins du Quebec,
0.36%
,
05/03/22
(b)
................ 39,500 39,498,446
Goldman Sachs International, 1.65%
,
09/23/22
(b)
..................... 32,000 31,788,581
Mackinac Funding Co. LLC, 0.50%
,
05/09/22
(b)
30,000 29,995,933
Macquarie Bank Ltd.
0.59%, 06/14/22
(b)
................ 67,000 66,950,089
1.47%, 08/02/22
(b)
................ 24,000 23,908,293
(SOFR + 0.35%), 0.63%, 01/04/23
(a)
... 23,000 22,986,265
Mitsubishi UFJ Trust & Banking Corp., 0.45%
,
05/06/22
(b)(d)
.................... 48,000 47,995,893
National Australia Bank Ltd.
(SOFR + 0.15%), 0.43%, 08/10/22
(a)
... 20,250 20,241,713
(SOFR + 0.35%), 0.63%, 10/25/22
(a)
... 40,000 39,999,991
(SOFR + 0.47%), 0.75%, 10/25/22
(a)
... 25,000 25,011,281
(SOFR + 0.37%), 0.65%, 11/14/22
(a)
.... 21,000 20,998,872
2.41%, 02/24/23
(b)
................ 17,000 16,667,253
National Bank of Canada, (SOFR + 0.16%),
0.44%
,
07/28/22
(a)
................ 37,000 36,987,062
Nationwide Building Society, 0.42%
,
05/04/22
(b)
(d)
........................... 81,000 80,995,354
Nordea Bank Abp , 1.75%
,
10/21/22
(b)
..... 25,000 24,792,430
Old Line Funding LLC
(a)(d)
(SOFR + 0.37%), 0.65%, 10/24/22 ..... 30,000 29,999,997
(SOFR + 0.37%), 0.65%, 11/02/22 ..... 33,000 33,000,002
Ridgefield Funding Co. LLC
(b)(d)
0.37%, 05/02/22 ................. 15,000 14,999,549
0.40%, 05/04/22 ................. 22,500 22,498,762
Skandinaviska Enskilda Banken AB
0.36%, 05/02/22
(b)
................ 35,000 34,998,933
(SOFR + 170,000.00%), 0.45%, 09/09/22
(a)
30,000 29,982,068
Societe Generale SA, 1.50%
,
08/31/22
(b)
... 35,000 34,823,145
Starbird Funding Corp.
0.39%, 05/04/22
(b)
................ 54,000 53,997,083
(SOFR + 0.45%), 0.73%, 07/08/22
(a)
... 40,000 40,007,315
Sumitomo Mitsui Trust Bank Ltd., 1.27%
,
07/25/22
(b)
..................... 42,000 41,873,430
Swedbank AB
0.34%, 05/02/22
(b)
................ 41,000 40,998,825
(SOFR + 0.35%), 0.64%, 10/13/22
(a)
... 23,750 23,749,999
(SOFR + 0.37%), 0.64%, 11/23/22
(a)
.... 26,000 25,999,992
Thunder Bay Funding LLC
(a)(d)
(SOFR + 0.36%), 0.64%, 10/21/22 ..... 38,100 38,099,992
(SOFR + 0.37%), 0.65%, 10/24/22 ..... 40,000 40,000,007
Toronto-Dominion Bank (The), (SOFR +
0.50%), 0.77%
,
03/31/23
(a)
.......... 30,000 30,009,167
UBS AG
1.53%, 08/18/22
(b)
................ 25,000 24,884,067
(SOFR + 0.17%), 0.45%, 09/22/22
(a)
... 35,000 34,976,467
(SOFR + 0.30%), 0.35%, 12/08/22
(a)
... 25,000 24,977,245
United Overseas Bank Ltd., (SOFR + 0.20%),
0.48%
,
11/07/22
(a)
................ 18,000 17,984,176
Westpac Banking Corp.
1.73%, 10/14/22
(b)
................ 22,000 21,826,288
1.96%, 11/02/22
(b)
................ 39,500 39,107,695
(SOFR + 0.48%), 0.76%, 03/24/23
(a)
... 23,000 23,010,354
Total Commercial Paper — 29.5%
(Cost: $2,308,669,857) ........................... 2,306,418,815
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Consumer Finance — 0.6%
Toyota Motor Credit Corp.
(a)
(SOFR + 0.15%), 0.43%, 08/15/22 ..... USD 32,411 $ 32,399,767
(SOFR + 0.28%), 0.56%, 12/14/22 ..... 16,711 16,718,192
Total Corporate Bonds — 0.6%
(Cost: $49,122,000) .............................. 49,117,959
Municipal Bonds
Arizona — 0.9%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9049, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.73%, 05/02/22 ................. 4,727 4,727,084
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9060TX, RB,
VRDN (Mizuho Capital Markets LLC SBPA),
0.59%, 05/02/22 ................. 34,620 34,619,749
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9070TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. 10,000 10,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-004, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22 12,285 12,285,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0949,
COP, VRDN (Royal Bank of Canada SBPA),
0.52%, 05/05/22 ................. 5,215 5,215,000
66,846,833
California — 0.9%
(f)
Bay Area Toll Authority, Series 2007A-2, RB,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC), 0.32%, 05/05/22 ............. 16,200 16,200,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9042, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.57%, 05/05/22
(d)(e)
............... 3,155 3,155,000
Tender Option Bond Trust Receipts/Certifi cates
Various States , Series 2021-XMT0955, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.52%, 05/05/22
(d)(e)
............... 10,885 10,885,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
State s, Series 2021-BTMFT-001, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22
(d)
(e)
........................... 43,710 43,710,000
73,950,000
Colorado — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-008, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22
(d)
(e)(f)
.......................... 4,000 4,000,000

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Louisiana — 0.0%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9054, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.59%, 05/02/22
(d)(e)(f)
.............. USD 3,915 $ 3,915,000
Maryland — 0.5%
Taxable Series 2022-XF2967TX, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2022-XF2967TX,
VRDN (Mizuho Capital Markets LLC LOC),
0.57%, 05/05/22
(d)(e)(f)
.............. 36,990 36,990,000
New York — 1.2%
(f)
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1253, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.52%, 05/05/22
(d)(e)
............... 16,900 16,900,000
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0962,
VRDN, 0.52%, 05/05/22
(d)(e)
.......... 4,245 4,245,000
State of New York Mortgage Agency, Series
2021-238, RB, VRDN (Barclays Bank plc
SBPA), 0.51%, 05/04/22 ............ 27,000 27,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1246, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.52%, 05/05/22
(d)(e)
............... 42,925 42,925,000
91,070,000
North Carolina — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9078, RB, VRDN
(Mizuho Capital Markets LLC SBPA),
0.59%, 05/02/22
(d)(e)(f)
.............. 5,600 5,600,000
Ohio — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9067TX, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.59%, 05/02/22
(d)(e)(f)
.............. 10,870 10,870,000
Oneida Tribe of Indians of Wisconsin — 4.5%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. 19,890 19,890,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.57%, 05/05/22 31,095 31,095,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9065TX, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.59%, 05/02/22 ................. 2,750 2,750,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9066TX, RB,
VRDN, 0.59%, 05/02/22 ............ 2,340 2,340,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9071, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ................. 4,700 4,700,000
Security
Par (000)
Par (000) Value
Oneida Tribe of Indians of Wisconsin (continued)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9076, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ................. USD 1,025 $ 1,025,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XF2926T, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.57%, 05/05/22 .... 83,705 83,705,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-TMFT005, RB, VRDN
(Barclays Bank plc LOC), 0.80%, 05/05/22 8,925 8,925,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-012, RB, VRDN
(Barclays Bank plc LOC), 0.80%, 05/05/22 3,000 3,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22 20,740 20,740,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2908, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.57%, 05/05/22 ................. 33,205 33,205,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021, RB, VRDN (Barclays
Bank plc LOC), 0.94%, 05/05/22 ...... 45,000 45,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-002, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22 26,600 26,600,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-003, RB, VRDN
(Barclays Bank plc LOC), 0.80%, 05/05/22 57,305 57,305,000
Taxable Series 2021-BTMFT-007, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-BTMFT-007,
RB, VRDN (Barclays Bank plc LOC),
0.94%, 05/05/22 ................. 9,000 9,000,000
349,280,000
Texas — 0.7%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ................. 500 500,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.57%, 05/05/22 ................. 53,910 53,910,000
54,410,000
Total Municipal Bonds — 8.9%
(Cost: $696,931,833) ............................. 696,931,833

2022
BlackRock Semi-Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Time Deposits
ABN AMRO Bank NV, 0.33%, 05/02/22 .... USD 50,000 $ 50,000,000
Credit Agricole Corporate and Investment Bank
0.32%, 05/02/22 ................. 16,000 16,000,000
0.35%, 05/05/22 ................. 56,000 56,000,000
Erste Group Bank AG, 0.32%, 05/02/22 .... 8,000 8,000,000
ING Bank NV, 0.34%, 05/03/22 ......... 225,000 225,000,000
Landesbank Hessen- Thueringen Girozentrale
0.37%, 05/03/22 ................. 100,000 100,000,000
0.37%, 05/04/22 ................. 75,000 75,000,000
0.37%, 05/05/22 ................. 150,000 150,000,000
Nordea Bank ABP, 0.32%, 05/02/22 ...... 25,000 25,000,000
Royal Bank of Canada, 0.31%, 05/02/22 ... 57,000 57,000,000
Skandinaviska Enskilda Banken AB,
0.32%, 05/02/22 ................. 39,000 39,000,000
Swedbank AB, 0.32%, 05/02/22 ......... 150,000 150,000,000
Total Time Deposits — 12.2%
(Cost: $951,000,000) ............................. 951,000,000
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 0.1%
Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.42%, 03/15/30
(a)
............... USD 5,500 $ 5,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $5,500,000) .............................. 5,500,000
Total Repurchase Agreements — 20.5%
(Cost: $1,599,000,000) ........................... 1,599,000,000
Closed-End Investment Companies
California — 0.5%
Nuveen California Quality Municipa l Income
Fund, Series 2014, VRDP , 0.55%, 08/01/40
(f)
40,800 40,800,000
Total Closed-End Investment Companies — 0.5%
(Cost: $40,800,000) .............................. 40,800,000
Total Investments — 95.3%
(Cost: $7,453,289,448 )
(g)
.......................... 7,449,040,506
Other Assets Less Liabilities — 4.7% ................... 364,658,681
Net Assets — 100.0% .............................. $ 7,813,699,187
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.28%
(a)
04/29/22 05/02/22 $ 50,000 $ 50,000 $ 50,001,167
U.S. Treasury
Obligations, 0.00% to
0.13%, due 05/31/23 to
11/15/35 ......... $ 65,825,936 $ 51,000,000
0.64
(b)
04/29/22 06/03/22 48,000 48,000 48,029,867
Corporate/Debt
Obligations, 0.98% to
8.00%, due 09/24/22 to
11/25/70 ......... 73,753,335 51,351,022
$ – $ –
$ 98,000 $ 102,351,022
$ – $ –
Bank of Montreal ...... 0.40 04/27/22 05/04/22 62,000 62,000 62,004,822
U.S. Government
Sponsored Agency
Obligations, 1.49% to
5.71%, due 04/20/45 to
03/20/72 ......... 537,233,792 64,604,570
$ – $ –
Barclays Bank plc ..... 0.42
(c)
04/29/22 05/02/22 88,000 88,000 88,003,080
Corporate/Debt
Obligations, 2.00% to
4.75%, due 06/12/24 to
05/04/37 ......... 97,105,000 92,400,487

TempFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.54%
(c)
04/29/22 05/02/22 $ 22,000 $ 22,000 $ 22,000,990
Corporate/Debt
Obligations, 5.38% to
8.75%, due 02/15/26 to
04/01/38 ......... $ 27,100,000 $ 24,714,639
0.82
(b)
04/29/22 08/02/22 13,000 13,000 13,028,131
Corporate/Debt
Obligations, 4.00% to
5.00%, due 05/15/31 to
03/01/47 ......... 12,910,000 13,915,089
$ – $ –
$ 123,000 $ 131,030,215
$ – $ –
Barclays Capital, Inc. ... 0.55
(b)
04/29/22 06/03/22 51,000 51,000 51,027,271
Corporate/Debt
Obligations, 0.00%, due
05/26/22 to 07/11/22 . 53,577,605 53,550,001
0.82
(b)
04/29/22 08/02/22 13,000 13,000 13,028,131
Corporate/Debt
Obligations, 0.00% to
5.22%, due 04/15/32 to
07/25/49 ......... 19,659,605 16,250,001
$ – $ –
$ 64,000 $ 69,800,002
$ – $ –
BNP Paribas SA ...... 0.42
(c)
04/29/22 05/02/22 20,000 20,000 20,000,700
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.00% to
8.60%, due 11/15/22 to
10/15/97 ......... 21,017,552 21,000,000
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.30
(a)
04/29/22 05/02/22 90,000 90,000 90,002,250
U.S. Treasury
Obligations, 0.13% to
6.25%, due 08/15/29 to
02/15/31 ......... 103,029,740 91,800,001
0.31 04/29/22 05/02/22 1,000 1,000 1,000,026
U.S. Government
Sponsored Agency
Obligations, 0.19% to
0.86%, due 02/16/64 to
06/16/64 ......... 19,986,594 1,111,598
0.35
(c)
04/29/22 05/02/22 29,000 29,000 29,000,846
U.S. Treasury
Obligations, 4.38% to
5.00%, due 05/15/37 to
05/15/40 ......... 24,089,359 29,580,001
0.59
(b)
04/29/22 06/30/22 5,000 5,000 5,005,081
Corporate/Debt
Obligations, 2.20% to
3.76%, due 04/21/31 to
07/19/34 ......... 5,479,102 5,350,001
$ – $ –
$ 125,000 $ 127,841,601
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.28 04/29/22 05/02/22 10,000 10,000 10,000,233
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 7,723,300 10,200,005
0.28
(a)
04/29/22 05/02/22 70,000 70,000 70,001,633
U.S. Treasury
Obligations, 1.00% to
2.88%, due 01/31/25 to
02/15/48 ......... 65,992,016 71,400,006
0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
01/20/51 ......... 6,655,547 5,100,000
0.37
(b)
04/29/22 05/06/22 157,000 157,000 157,011,295
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.75%, due 05/23/22 to
05/25/61 ......... 165,940,474 164,906,572
$ – $ –
$ 242,000 $ 251,606,583
$ – $ –

2022
BlackRock Semi-Annual Report to Shareholders
TempFund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Credit Suisse Securities
USA LLC ......... 0.89%
(b)
04/29/22 08/02/22 $ 80,000 $ 80,000 $ 80,187,889
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.44% to
9.25%, due 02/01/26 to
02/25/55 ......... $ 876,717,859 $ 91,700,340
$ – $ –
Federal Reserve Bank of
New York ......... 0.30 04/29/22 05/02/22 200,000 200,000 200,005,000
U.S. Treasury
Obligation, 0.25%, due
05/15/24 ......... 209,818,600 200,005,070
$ – $ –
Fixed Income Clearing
Corporation ....... 0.28 04/29/22 05/02/22 36,000 36,000 36,000,840
U.S. Treasury
Obligation, 0.28%, due
05/02/22 ......... 40,061,100 36,720,084
$ – $ –
HSBC Securities USA, Inc. 0.44
(c)
04/29/22 05/02/22 17,000 17,000 17,000,623
Corporate/Debt
Obligations, 1.11% to
6.60%, due 01/30/23 to
03/25/61 ......... 18,040,000 17,850,426
0.52
(c)
04/29/22 05/02/22 5,500 5,500 5,500,238
Corporate/Debt
Obligations, 1.25% to
8.50%, due 01/21/26 to
04/01/45 ......... 5,776,000 5,775,457
$ – $ –
$ 22,500 $ 23,625,883
$ – $ –
JP Morgan Securities LLC 0.30 04/29/22 05/02/22 51,000 51,000 51,001,275
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.50%, due 05/20/49 to
06/15/64 ......... 63,671,585 52,020,001
0.31
(b)
04/29/22 05/06/22 59,000 59,000 59,003,556
U.S. Government
Sponsored Agency
Obligations, 0.84% to
5.71%, due 04/25/25 to
09/20/51 ......... 1,089,353,176 61,950,000
0.40
(c)
04/29/22 05/02/22 15,000 15,000 15,000,500
Corporate/Debt
Obligations, 0.75% to
7.13%, due 04/06/23 to
04/01/56 ......... 16,226,000 15,757,638
0.50
(c)
04/29/22 05/02/22 2,500 2,500 2,500,104
Corporate/Debt
Obligations, 0.15% to
3.88%, due 06/25/29 to
07/25/51 ......... 418,979,189 2,675,000
0.62
(b)
04/29/22 05/06/22 82,000 82,000 82,009,885
Corporate/Debt
Obligations, 0.00% to
15.00%, due 01/24/23
to 09/14/77 ....... 89,587,608 92,316,511
0.67
(b)
04/29/22 05/06/22 50,000 50,000 50,006,514
Corporate/Debt
Obligations, 0.18% to
6.75%, due 09/30/26 to
05/25/58 ......... 299,052,212 53,888,614
0.77
(b)
04/29/22 07/28/22 25,000 25,000 25,048,125
Corporate/Debt
Obligations, 0.02% to
7.38%, due 07/15/24 to
02/25/61 ......... 841,233,952 27,330,947
0.78
(b)
04/29/22 07/28/22 65,000 65,000 65,126,750
Corporate/Debt
Obligations, 0.10% to
8.00%, due 11/17/25 to
11/25/58 ......... 1,275,898,738 69,628,656
$ – $ –
$ 349,500 $ 375,567,367
$ – $ –
Mizuho Securities USA
LLC ............. 0.47
(c)
04/29/22 05/02/22 71,000 71,000 71,002,781
Corporate/Debt
Obligations, 4.00% to
5.00%, due 07/01/43 to
07/01/51 ......... 69,245,000 75,974,857

TempFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.77%
(b)
04/29/22 06/03/22 $ 8,000 $ 8,000 $ 8,005,989
U.S. Treasury
Obligations, 1.13% to
3.75%, due 05/15/40 to
08/15/41 ......... $ 9,945,600 $ 8,160,080
$ – $ –
$ 79,000 $ 84,134,937
$ – $ –
TD Securities USA LLC .. 0.40
(c)
04/29/22 05/02/22 11,000 11,000 11,000,367
Corporate/Debt
Obligations, 4.25% to
9.25%, due 04/15/25 to
01/15/34 ......... 13,260,000 12,650,854
0.44
(c)
04/29/22 05/02/22 9,000 9,000 9,000,330
Corporate/Debt
Obligations, 5.13% to
8.25%, due 11/15/22 to
04/01/27 ......... 10,395,000 10,256,851
$ – $ –
$ 20,000 $ 22,907,705
$ – $ –
Wells Fargo Securities
LLC ............. 0.47 02/01/22 05/02/22 24,000 24,000 24,028,200
Corporate/Debt
Obligations, 0.17% to
5.25%, due 04/15/37 to
05/16/64 ......... 520,498,712 25,680,000
0.47 04/28/22 05/05/22 11,000 11,000 11,001,005
Corporate/Debt
Obligation, 0.58%, due
08/04/22 ......... 11,547,000 11,550,233
1.10 03/17/22 06/15/22 23,000 23,000 23,063,250
Corporate/Debt
Obligation, 0.72%, due
01/25/23 ......... 24,152,000 24,150,068
1.30 03/18/22 06/16/22 20,000 20,000 20,065,000
Corporate/Debt
Obligations, 3.25% to
7.88%, due 03/01/25 to
08/01/44 ......... 26,474,000 22,436,847
$ – $ –
$ 78,000 $ 83,817,148
$ – $ –
$ 1,599,000 $ 1,686,712,527
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 7,449,040,506 $ — $ 7,449,040,506

2022
BlackRock Semi-Annual Report to Shareholders
T-Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.30%, 05/31/22 ................. USD 422,610 $ 422,511,391
0.42%, 06/16/22 ................. 2,394,740 2,394,342,208
0.57%, 06/23/22 ................. 516,875 516,754,130
0.61%, 06/28/22 ................. 1,337,395 1,336,229,509
0.70%, 07/05/22 ................. 137,650 137,524,150
0.71%, 07/07/22 ................. 608,385 607,919,339
0.74%, 07/12/22 ................. 259,245 258,954,646
0.81%, 07/26/22 ................. 1,092,975 1,091,111,331
0.82%, 07/28/22 ................. 330,650 330,342,863
0.90%, 08/02/22 ................. 738,225 736,690,293
0.95%, 08/09/22 ................. 374,515 373,568,409
0.95%, 08/11/22 ................. 38,000 37,991,387
0.97%, 08/16/22 ................. 853,975 851,527,699
0.98%, 08/18/22 ................. 308,020 307,301,885
1.06%, 09/01/22 ................. 811,410 809,552,548
1.06%, 09/08/22 ................. 3,180,490 3,173,468,909
1.07%, 09/15/22 ................. 580,600 578,788,204
1.09%, 09/22/22 ................. 947,035 943,739,320
1.13%, 09/29/22 ................. 1,660,445 1,653,132,128
1.16%, 10/06/22 ................. 466,756 464,481,721
1.27%, 10/13/22 ................. 799,395 794,925,048
1.37%, 10/27/22 ................. 842,345 836,630,190
1.40%, 11/03/22 ................. 2,120,905 2,119,155,035
1.41%, 12/01/22 ................. 583,985 583,151,847
1.49%, 12/29/22 ................. 269,260 268,573,056
1.64%, 01/26/23 ................. 81,570 81,184,582
1.76%, 02/23/23 ................. 814,995 807,671,954
1.81%, 03/23/23 ................. 80,000 78,804,667
U.S. Treasury Notes
1.75%, 05/15/22 ................. 72,005 72,051,373
2.13%, 05/15/22 ................. 134,695 134,801,105
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.13%, 06/30/22 ................. USD 100,350 $ 100,358,921
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.95%, 07/31/22
(b)
... 2,062,049 2,062,046,757
1.38%, 10/15/22 ................. 97,240 97,412,451
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.95%, 10/31/22
(b)
... 3,270,000 3,269,988,300
1.88%, 10/31/22 ................. 309,225 310,611,395
2.00%, 11/30/22 ................. 490,685 493,974,510
1.63%, 12/15/22 ................. 368,000 368,622,471
0.13%, 12/31/22 ................. 217,285 216,993,623
2.13%, 12/31/22 ................. 310,410 313,305,490
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.94%, 01/31/23
(b)
... 3,665,068 3,665,308,860
2.00%, 02/15/23 ................. 300,000 300,524,476
1.50%, 02/28/23 ................. 94,825 95,072,875
0.13%, 03/31/23 ................. 50,000 49,257,804
1.50%, 03/31/23 ................. 466,255 465,754,685
2.50%, 03/31/23 ................. 38,310 38,739,462
0.13%, 04/30/23 ................. 257,145 252,264,247
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.93%, 04/30/23
(b)
... 1,045,755 1,045,797,259
2.75%, 04/30/23 ................. 275,000 277,370,095
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.92%, 07/31/23
(b)
... 2,666,270 2,666,349,868
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 0.88%, 01/31/24
(b)
.... 932,665 932,662,814
Total U.S. Treasury Obligations — 32.5%
(Cost: $39,825,297,290) ........................... 39,825,297,290
Total Repurchase Agreements — 60.4%
(Cost: $74,033,202,228) ........................... 74,033,202,228
Total Investments — 92.9%
(Cost: $113,858,499,518 ) .......................... 113,858,499,518
Other Assets Less Liabilities — 7.1% ................... 8,668,775,210
Net Assets — 100.0% .............................. $ 122,527,274,728
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.28% 04/29/22 05/02/22 $ 60,000 $ 60,000 $ 60,001,400
U.S. Treasury
Obligations, 2.25% to
2.50%, due 02/15/46 to
05/15/51 ......... $ 69,577,600 $ 61,200,086
0.28
(a)
04/29/22 05/02/22 940,000 940,000 940,021,933
U.S. Treasury
Obligations, 0.00% to
0.13%, due 05/31/23 to
11/15/35 ......... 1,237,527,609 958,800,000
0.28 04/29/22 05/02/22 5,000 5,000 5,000,117
U.S. Treasury
Obligation, 0.63%, due
04/15/23 ......... 4,317,200 5,100,004

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.28% 04/29/22 05/02/22 $ 60,000 $ 60,000 $ 60,001,400
U.S. Treasury
Obligations, 2.38% to
3.63%, due 08/15/43 to
05/15/51 ......... $ 62,917,100 $ 61,200,008
$ – $ –
$ 1,065,000 $ 1,086,300,098
$ – $ –
Bank of Montreal ...... 0.27 04/29/22 05/02/22 37,000 37,000 37,000,832
U.S. Treasury
Obligations, 0.00% to
3.63%, due 07/14/22 to
05/15/45 ......... 45,670,955 37,740,046
$ – $ –
Bank of Nova Scotia (The) 0.29 04/29/22 05/02/22 27,000 27,000 27,000,653
U.S. Treasury
Obligations, 1.13% to
1.38%, due 08/31/28 to
08/15/50 ......... 33,626,700 27,540,674
0.29 04/29/22 05/02/22 125,272 125,272 125,275,027
U.S. Treasury
Obligations, 0.00% to
2.63%, due 07/21/22 to
02/15/29 ......... 130,366,900 127,780,544
$ – $ –
$ 152,272 $ 155,321,218
$ – $ –
Barclays Bank plc ..... 0.30 04/29/22 05/02/22 25,000 25,000 25,000,625
U.S. Treasury
Obligation, 5.25%, due
11/15/28 ......... 21,997,500 25,500,064
0.30 04/29/22 05/02/22 200,000 200,000 200,005,000
U.S. Treasury
Obligations, 1.38% to
2.50%, due 08/31/26 to
02/15/46 ......... 231,141,700 204,000,036
$ – $ –
$ 225,000 $ 229,500,100
$ – $ –
Barclays Capital, Inc. ... 0.30 04/29/22 05/02/22 2,750,000 2,750,000 2,750,068,750
U.S. Treasury
Obligations, 0.13% to
3.88%, due 07/15/22 to
02/15/47 ......... 2,265,952,900 2,805,000,044
$ – $ –
BNP Paribas SA ...... 0.27 04/29/22 05/02/22 1,821,000 1,821,000 1,821,040,972
U.S. Treasury
Obligations, 0.00% to
6.38%, due 09/30/25 to
02/15/52 ......... 1,981,786,062 1,857,420,000
0.27 04/29/22 05/02/22 5,000 5,000 5,000,112
U.S. Treasury
Obligations, 0.13% to
4.63%, due 07/15/31 to
05/15/41 ......... 4,701,000 5,100,020
0.30 04/27/22 05/04/22 650,000 650,000 650,037,917
U.S. Treasury
Obligations, 0.00% to
6.38%, due 05/31/23 to
02/15/51 ......... 765,106,130 663,000,000
$ – $ –
$ 2,476,000 $ 2,525,520,020
$ – $ –
Citibank NA .......... 0.30 04/29/22 05/02/22 100,000 100,000 100,002,500
U.S. Treasury
Obligations, 0.00% to
7.63%, due 05/26/22 to
02/15/52 ......... 82,499,700 102,000,014
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.30 04/29/22 05/02/22 537,000 537,000 537,013,425
U.S. Treasury
Obligations, 0.63% to
3.75%, due 08/15/41 to
05/15/43 ......... 543,748,000 548,061,137
0.30
(a)
04/29/22 05/02/22 435,000 435,000 435,010,875
U.S. Treasury
Obligations, 0.13% to
6.25%, due 08/15/29 to
02/15/31 ......... 497,977,072 443,700,005
0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Treasury
Obligations, 0.13% to
2.25%, due 03/31/26 to
04/30/26 ......... 5,507,900 5,100,065

2022
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.30% 04/27/22 05/04/22 $ 1,000,000 $ 1,000,000 $ 1,000,058,333
U.S. Treasury
Obligations, 0.75% to
5.50%, due 05/15/28 to
02/15/29 ......... $ 1,057,380,100 $ 1,020,355,560
$ – $ –
$ 1,977,000 $ 2,017,216,767
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.28
(a)
04/29/22 05/02/22 800,000 800,000 800,018,667
U.S. Treasury
Obligations, 1.00% to
2.88%, due 01/31/25 to
02/15/48 ......... 754,194,465 816,000,066
0.28 04/29/22 05/02/22 45,000 45,000 45,001,050
U.S. Treasury
Obligations, 0.25% to
2.50%, due 01/15/29 to
02/15/50 ......... 42,017,000 45,900,076
0.28 04/29/22 05/02/22 103,000 103,000 103,002,403
U.S. Treasury
Obligation, 3.75%, due
11/15/43 ......... 94,627,300 105,060,011
$ – $ –
$ 948,000 $ 966,960,153
$ – $ –
Credit Suisse AG ...... 0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Treasury
Obligations, 0.00% to
7.63%, due 05/03/22 to
02/15/52 ......... 7,062,100 5,100,076
$ – $ –
Deutsche Bank AG ..... 0.30 04/29/22 05/02/22 300,000 300,000 300,007,500
U.S. Treasury
Obligations, 0.13% to
3.13%, due 04/15/23 to
11/15/46 ......... 296,846,500 306,000,089
$ – $ –
Federal Reserve Bank of
New York ......... 0.30 04/29/22 05/02/22 49,100,000 49,100,000 49,101,227,500
U.S. Treasury
Obligations, 0.13% to
2.00%, due 05/31/23 to
08/31/27 ......... 52,700,571,000 49,101,227,582
$ – $ –
Fixed Income Clearing
Corporation ....... 0.28 04/29/22 05/02/22 750,000 750,000 750,017,500
U.S. Treasury
Obligations, 0.28%, due
05/02/22 ......... 744,034,900 765,000,032
0.29 04/29/22 05/02/22 372,000 372,000 372,008,990
U.S. Treasury
Obligation, 2.75%, due
08/15/47 ......... 400,000,000 379,448,990
0.29 04/29/22 05/02/22 154,096 154,096 154,099,724
U.S. Treasury
Obligation, 1.13%, due
08/31/28 ......... 175,000,000 157,181,724
0.29 04/29/22 05/02/22 98,778 98,778 98,780,387
U.S. Treasury
Obligation, 2.75%, due
02/15/24 ......... 100,000,000 100,756,387
0.29 04/29/22 05/02/22 89,190 89,190 89,192,155
U.S. Treasury
Obligation, 1.25%, due
06/30/28 ......... 100,000,000 90,976,155
0.29 04/29/22 05/02/22 73,852 73,852 73,853,785
U.S. Treasury
Obligation, 1.00%, due
07/31/28 ......... 84,387,000 75,330,684
0.29 04/29/22 05/02/22 431,839 431,839 431,849,436
U.S. Treasury
Obligation, 2.13%, due
05/31/26 ......... 450,000,000 440,488,436
0.29 04/29/22 05/02/22 152,245 152,245 152,248,679
U.S. Treasury
Obligation, 0.75%, due
01/31/28 ......... 175,000,000 155,293,429
0.29 04/29/22 05/02/22 281,500 281,500 281,506,803
U.S. Treasury
Obligation, 1.75%, due
06/30/24 ......... 292,000,000 287,136,243
0.29 04/29/22 05/02/22 495,000 495,000 495,011,963
U.S. Treasury
Obligation, 0.38%, due
09/30/27 ......... 577,259,500 504,911,984

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.29% 04/29/22 05/02/22 $ 495,000 $ 495,000 $ 495,011,963
U.S. Treasury
Obligation, 2.50%, due
01/31/24 ......... $ 502,538,100 $ 504,911,992
0.29 04/29/22 05/02/22 480,000 480,000 480,011,600
U.S. Treasury
Obligation, 4.50%, due
05/15/38 ......... 400,000,000 489,611,600
0.29 04/29/22 05/02/22 366,500 366,500 366,508,857
U.S. Treasury
Obligation, 1.25%, due
11/30/26 ......... 400,000,000 373,836,857
0.29 04/29/22 05/02/22 510,000 510,000 510,012,325
U.S. Treasury
Obligation, 1.75%, due
05/31/22 ......... 515,802,800 520,209,765
0.30 04/29/22 05/02/22 260,505 260,505 260,511,660
U.S. Treasury
Obligation, 2.25%, due
08/15/49 ......... 306,300,000 265,721,763
0.30 04/29/22 05/02/22 48,310 48,310 48,311,208
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 47,905,000 49,277,249
0.30 04/29/22 05/02/22 500,000 500,000 500,012,500
U.S. Treasury
Obligations, 0.38% to
2.25%, due 07/15/23 to
08/15/49 ......... 470,805,600 510,000,047
0.30 04/29/22 05/02/22 131,704 131,704 131,707,410
U.S. Treasury
Obligation, 1.25%, due
05/15/50 ......... 197,920,000 134,341,493
0.30 04/29/22 05/02/22 616,789 616,789 616,804,635
U.S. Treasury
Obligation, 2.38%, due
05/15/51 ......... 700,000,000 629,140,420
0.30 04/29/22 05/02/22 50,422 50,422 50,423,261
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
0.30 04/29/22 05/02/22 58,844 58,844 58,845,135
U.S. Treasury
Obligation, 0.13%, due
02/15/52 ......... 62,359,000 60,022,009
0.30 04/29/22 05/02/22 1,057,639 1,057,639 1,057,665,503
U.S. Treasury
Obligation, 3.38%, due
11/15/48 ......... 995,425,000 1,078,818,285
0.30 04/29/22 05/02/22 93,004 93,004 93,006,281
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 91,878,000 94,866,360
0.30 04/29/22 05/02/22 50,422 50,422 50,423,261
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
0.30 04/29/22 05/02/22 50,422 50,422 50,423,261
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
0.30 04/29/22 05/02/22 281,516 281,516 281,522,853
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... 319,495,000 287,153,169
0.30 04/29/22 05/02/22 50,422 50,422 50,423,261
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 50,000,000 51,431,761
$ – $ –
$ 7,999,999 $ 8,160,162,117
$ – $ –
Goldman Sachs & Co. LLC 0.30 04/29/22 05/02/22 25,000 25,000 25,000,625
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 19,308,300 25,500,078
$ – $ –
HSBC Securities USA, Inc. 0.30
(b)
04/29/22 05/02/22 355,000 355,000 355,008,875
U.S. Treasury
Obligations, 0.00% to
4.50%, due 05/15/22 to
05/15/48 ......... 355,498,961 362,100,001
0.30 04/29/22 05/02/22 2,000 2,000 2,000,050
U.S. Treasury
Obligations, 0.00%, due
08/15/42 to 02/15/47 4,302,810 2,040,000

2022
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.31%
(c)
04/29/22 05/06/22 $ 888,085 $ 888,085 $ 888,138,532
U.S. Treasury
Obligations, 0.00% to
5.38%, due 05/12/22 to
02/15/52 ......... $ 1,093,238,568 $ 905,846,701
0.31
(c)
04/29/22 05/06/22 722,000 722,000 722,043,520
U.S. Treasury
Obligations, 0.00% to
2.75%, due 07/31/22 to
08/15/51 ......... 871,519,521 736,440,001
$ – $ –
$ 1,967,085 $ 2,006,426,703
$ – $ –
JP Morgan Securities LLC 0.28
(c)
04/29/22 05/06/22 500,000 500,000 500,027,222
U.S. Treasury
Obligations, 0.00% to
5.25%, due 05/12/22 to
11/15/28 ......... 488,118,500 510,000,015
0.30
(b)
04/29/22 05/02/22 250,000 250,000 250,006,250
U.S. Treasury
Obligations, 0.13% to
1.75%, due 09/30/22 to
01/31/27 ......... 259,586,200 255,000,033
0.30 04/29/22 05/02/22 5,000 5,000 5,000,125
U.S. Treasury
Obligation, 0.75%, due
04/30/26 ......... 5,536,000 5,100,008
$ – $ –
$ 755,000 $ 770,100,056
$ – $ –
MUFG Securities
Americas, Inc. ...... 0.28
(c)
04/29/22 05/06/22 200,000 200,000 200,010,889
U.S. Treasury
Obligations, 0.00% to
1.88%, due 05/15/29 to
05/15/44 ......... 256,586,652 204,000,000
0.30 04/29/22 05/02/22 35,000 35,000 35,000,875
U.S. Treasury
Obligations, 0.00% to
5.38%, due 07/15/22 to
08/15/41 ......... 38,607,500 35,700,014
$ – $ –
$ 235,000 $ 239,700,014
$ – $ –
Natixis SA ........... 0.28 04/29/22 05/02/22 200,000 200,000 200,004,667
U.S. Treasury
Obligations, 0.13% to
6.25%, due 07/31/22 to
05/15/47 ......... 209,677,300 204,000,021
0.28
(b)
04/29/22 05/02/22 753,000 753,000 753,017,570
U.S. Treasury
Obligations, 0.13% to
5.38%, due 07/31/22 to
02/15/48 ......... 786,439,000 768,060,020
0.28
(c)
04/29/22 05/06/22 500,000 500,000 500,027,222
U.S. Treasury
Obligations, 0.00% to
6.25%, due 05/19/22 to
11/15/50 ......... 494,088,500 510,000,000
$ – $ –
$ 1,453,000 $ 1,482,060,041
$ – $ –
Nomura Securities
International, Inc. .... 0.28 04/29/22 05/02/22 1,750,000 1,750,000 1,750,040,833
U.S. Treasury
Obligations, 0.13% to
3.88%, due 10/31/22 to
05/15/44 ......... 1,790,322,300 1,785,000,039
$ – $ –
Prudential Insurance Co.
of America ........ 0.31 04/29/22 05/02/22 50,250 50,250 50,251,298
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 100,000,000 51,256,298
0.31 04/29/22 05/02/22 66,138 66,137 66,139,209
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 67,462,509
0.31 04/29/22 05/02/22 16,345 16,345 16,345,422
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 28,000,000 16,672,182
0.31 04/29/22 05/02/22 77,625 77,625 77,627,005
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 79,179,005

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.31% 04/29/22 05/02/22 $ 50,100 $ 50,100 $ 50,101,294
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... $ 80,000,000 $ 51,102,894
0.31 04/29/22 05/02/22 43,144 43,144 43,144,865
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 45,000,000 44,007,965
0.31 04/29/22 05/02/22 13,700 13,700 13,700,354
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 13,974,354
0.31 04/29/22 05/02/22 20,900 20,900 20,900,540
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... 40,000,000 21,318,540
0.31 04/29/22 05/02/22 14,550 14,550 14,550,376
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 14,841,256
0.31 04/29/22 05/02/22 25,688 25,687 25,688,164
U.S. Treasury
Obligation, 1.25%, due
08/15/31 ......... 30,000,000 26,202,064
0.31 04/29/22 05/02/22 6,960 6,960 6,960,180
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 12,000,000 7,099,380
0.31 04/29/22 05/02/22 22,500 22,500 22,500,581
U.S. Treasury
Obligation, 0.00%, due
02/15/47 ......... 50,000,000 22,950,581
0.31 04/29/22 05/02/22 12,320 12,320 12,320,318
U.S. Treasury
Obligation, 0.00%, due
05/15/40 ......... 22,000,000 12,566,718
0.31 04/29/22 05/02/22 18,585 18,585 18,585,480
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 18,957,180
0.31 04/29/22 05/02/22 39,550 39,550 39,551,022
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 40,342,022
0.31 04/29/22 05/02/22 14,298 14,298 14,297,869
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 14,583,819
0.31 04/29/22 05/02/22 47,070 47,070 47,071,216
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 72,000,000 48,012,976
0.31 04/29/22 05/02/22 68,625 68,625 68,626,773
U.S. Treasury
Obligation, 0.00%, due
08/15/47 ......... 150,000,000 69,999,273
0.31 04/29/22 05/02/22 8,081 8,081 8,081,459
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 8,243,159
0.31 04/29/22 05/02/22 24,544 24,544 24,544,384
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 35,000,000 25,035,434
0.31 04/29/22 05/02/22 56,875 56,875 56,876,469
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 100,000,000 58,014,469
$ – $ –
$ 697,846 $ 711,822,078
$ – $ –
Societe Generale SA ... 0.30 04/29/22 05/02/22 10,000 10,000 10,000,250
U.S. Treasury
Obligations, 0.00% to
2.50%, due 05/17/22 to
05/15/51 ......... 10,324,473 10,200,000
$ – $ –
TD Securities USA LLC .. 0.28 04/29/22 05/02/22 5,000 5,000 5,000,117
U.S. Treasury
Obligations, 0.13% to
1.63%, due 09/30/22 to
08/31/27 ......... 5,338,100 5,100,059
$ – $ –
$ 74,033,202 $ 74,533,957,392
$ – $ –

2022
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
(a)
Traded in a joint account.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 113,858,499,518 $ — $ 113,858,499,518

Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.02%, 05/03/22 ................. USD 16,487,059 $ 16,486,922,769
0.05%, 05/05/22 ................. 629,000 628,995,874
0.09%, 05/10/22 ................. 11,631,026 11,630,396,145
0.11%, 05/12/22 ................. 1,225,000 1,224,944,618
0.12%, 05/17/22 ................. 3,473,000 3,472,433,206
0.26%, 05/24/22 ................. 1,594,530 1,594,083,143
0.28%, 05/26/22 ................. 3,166,130 3,165,294,490
0.30%, 05/31/22 ................. 380,140 380,045,808
0.30%, 06/02/22 ................. 11,004,050 11,000,532,037
0.41%, 06/07/22 ................. 1,457,000 1,456,265,725
0.41%, 06/09/22 ................. 3,885,950 3,884,350,278
0.44%, 06/14/22 ................. 287,225 287,028,410
0.42%, 06/16/22 ................. 6,205,180 6,202,167,878
0.55%, 06/21/22 ................. 6,563,000 6,557,209,177
0.57%, 06/23/22 ................. 1,890,815 1,889,613,992
0.61%, 06/28/22 ................. 2,358,385 2,356,340,184
0.70%, 07/05/22 ................. 2,798,000 2,795,296,596
0.71%, 07/07/22 ................. 726,445 725,788,777
0.81%, 07/26/22 ................. 35,455 35,395,288
0.82%, 07/28/22 ................. 308,100 307,813,809
0.90%, 08/02/22 ................. 714,545 713,032,941
0.90%, 08/04/22 ................. 303,070 302,460,104
0.97%, 08/16/22 ................. 1,976,527 1,970,859,562
0.98%, 08/18/22 ................. 1,385,440 1,382,013,194
1.09%, 08/30/22 ................. 3,170,040 3,158,408,594
1.06%, 09/01/22 ................. 798,540 796,712,010
1.06%, 09/08/22 ................. 854,820 853,069,087
1.09%, 09/22/22 ................. 21,280 21,205,946
1.13%, 09/29/22 ................. 2,222,435 2,212,647,030
1.16%, 10/06/22 ................. 4,373,917 4,352,619,198
1.27%, 10/13/22 ................. 1,031,285 1,025,518,396
1.37%, 10/27/22 ................. 2,023,295 2,009,491,772
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.49%, 12/29/22 ................. USD 150,170 $ 149,776,305
1.64%, 01/26/23 ................. 23,020 22,911,231
1.76%, 02/23/23 ................. 531,115 526,263,593
U.S. Treasury Notes
1.75%, 05/15/22 ................. 72,345 72,391,591
2.13%, 05/15/22 ................. 787,000 787,526,792
1.88%, 05/31/22 ................. 150,000 150,222,316
0.13%, 06/30/22 ................. 47,110 47,114,188
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.95%, 07/31/22
(b)
... 737,705 737,704,900
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.95%, 10/31/22
(b)
... 1,549,000 1,548,978,653
2.00%, 11/30/22 ................. 233,940 235,492,034
1.63%, 12/15/22 ................. 341,000 341,576,800
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.94%, 01/31/23
(b)
... 2,554,640 2,554,779,432
2.38%, 01/31/23 ................. 250,000 251,056,688
1.38%, 02/15/23 ................. 405,000 403,511,518
1.50%, 02/28/23 ................. 89,570 89,804,139
2.50%, 03/31/23 ................. 209,450 212,013,637
0.13%, 04/30/23 ................. 147,420 144,599,482
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.93%, 04/30/23
(b)
... 938,055 938,092,907
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.92%, 07/31/23
(b)
... 1,959,970 1,960,026,218
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 0.93%, 10/31/23
(b)
... 704,000 703,999,997
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 0.88%, 01/31/24
(b)
.... 861,120 861,117,985
Total U.S. Treasury Obligations — 92.7%
(Cost: $107,617,916,444) .......................... 107,617,916,444
Total Investments — 92.7%
(Cost: $107,617,916,444 ) .......................... 107,617,916,444
Other Assets Less Liabilities — 7.3% ................... 8,485,326,749
Net Assets — 100.0% .............................. $ 116,103,243,193
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 107,617,916,444 $ — $ 107,617,916,444

2022
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alabama — 0.2%
Alabama Federal Aid Highway Finance,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2016-
XF2373, RB, VRDN (Citibank NA SBPA),
0.46%, 05/05/22
(a)(b)(c)
.............. USD 5,000 $ 5,000,000
Arizona — 0.4%
(c)
Industrial Development Authority of the City of
Phoenix (The), Series 2014B, RB, VRDN
(Northern Trust Co. SBPA), 0.32%, 04/29/22 6,500 6,500,000
Industrial Development Authority of the
County of Yavapai (The), Series 2010, RB,
VRDN (Bank of Nova Scotia (The) LOC),
0.48%, 05/05/22 ................. 5,000 5,000,000
11,500,000
California — 6.8%
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XF2962, VRDN, 0.47%, 05/05/22
(a)(b)(c)
... 10,455 10,455,000
City of Los Angeles, Series 2021, TAN,
4.00%, 06/23/22 ................. 100,000 100,410,910
City of Los Angeles Wastewater System, Series
2022A-2, 0.75%, 06/09/22 ........... 15,000 14,991,060
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2895, GO, VRDN (Barclays Bank plc
LIQ), 0.50%, 05/05/22
(a)(b)(c)
.......... 3,000 3,000,000
Los Angeles County Housing Authority, Series
2022D, 0.50%, 05/04/22 ............ 5,300 5,299,544
Municipal Improvement Corp. of Los
Angeles, Series 2022A-3 (US Bank LOC),
0.71%, 05/10/22 ................. 15,500 15,499,287
Natomas University School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0250,
GO, VRDN (Bank of America NA LIQ),
0.48%, 05/06/22
(a)(b)(c)
.............. 6,580 6,580,000
San Diego Housing Authority, Series 2017A,
RB, VRDN (Bank of America NA LOC),
0.50%, 05/04/22
(c)
................ 2,000 2,000,000
Santa Clara Valley Transportation Authority,
Series 2008A, RB, VRDN (TD Bank NA
LOC), 0.34%, 05/05/22
(c)
............ 5,000 5,000,000
State of California, Series 2003C-1, GO, VRDN
(TD Bank NA LOC), 0.33%, 05/05/22
(c)
.. 100 100,000
State of California, Series 2003C-4, VRDN (US
Bank LOC), 0.33%, 05/05/22
(c)
........ 1,300 1,300,000
State of California, Series 2022A-2 (Royal Bank
of Canada LOC), 0.55%, 05/03/22 ..... 45,415 45,411,912
University of California, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018-YX1098, RB, VRDN (Barclays
Bank plc SBPA), 0.47%, 05/05/22
(a)(b)(c)
.. 9,400 9,400,000
219,447,713
Security
Par (000)
Par (000) Value
Colorado — 1.5%
(c)
Boulder Larimer & Weld County, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-G-57, GO,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)
............... USD 5,670 $ 5,670,000
Boulder Valley Colony School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-16, GO,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)
............... 5,000 5,000,000
City of Colorado Springs, Series 2009C, RB,
VRDN (Sumitomo Mitsui Banking LIQ),
0.45%, 05/05/22 ................. 4,905 4,905,000
City of Colorado Springs, Series 2010C,
RB, VRDN (Barclays Bank plc SBPA),
0.42%, 05/05/22 ................. 5,740 5,740,000
County of Arapahoe, Series 2001, RB, VRDN
(Freddie Mac LOC), 0.47%, 05/05/22 ... 8,865 8,865,000
Denver Colorado City & County School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2022-
XG0360, VRDN (Barclays Bank plc SBPA),
0.47%, 05/05/22
(a)(b)
............... 11,600 11,600,000
Denver Colorado City & County, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XF2686, RB, VRDN
(Citibank NA SBPA), 0.47%, 05/05/22
(a)(b)
. 8,000 8,000,000
49,780,000
Connecticut — 0.9%
(c)
Connecticut Housing Finance Authority, Series
2017F-3, RB, VRDN (Barclays Bank plc
SBPA), 0.44%, 05/05/22 ............ 4,600 4,600,000
Connecticut Housing Finance Authority,
Series 2020A, Sub-Series A-3, RB, VRDN
(Barclays Bank plc SBPA), 0.44%, 05/05/22 6,375 6,375,000
Connecticut Housing Finance Authority, Series
2022A, Sub-Series A-3, VRDN (TD Bank NA
SBPA), 0.44%, 05/05/22 ............ 10,000 10,000,000
Connecticut Innovations, Inc., Series 2012, RB,
VRDN (TD Bank NA LOC), 0.44%, 05/05/22 3,320 3,320,000
Connecticut State, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-3, GO, VRDN (Royal Bank of
Canada Guaranty), 0.47%, 05/05/22
(a)(b)
.. 4,000 4,000,000
28,295,000
Delaware — 0.1%
University of Delaware, Series 2013C,
RB, VRDN (TD Bank NA SBPA),
0.32%, 04/29/22
(c)
................ 3,540 3,540,000
District of Columbia — 0.2%
(c)
District of Columbia, Series 2004, RB, VRDN
(Bank of America NA LOC), 0.50%, 05/05/22 5,110 5,110,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0267, RB, VRDN (Bank of America NA
LOC), 0.49%, 05/06/22
(a)(b)
........... 700 700,000
5,810,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Florida — 5.0%
(c)
Cape Coral Water & Sewer, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-YX1071, RB,
VRDN (Barclays Bank plc Guaranty),
0.48%, 05/05/22
(a)(b)
............... USD 10,480 $ 10,480,000
Escambia County Health Facilities Authority,
Series 2003B, RB, VRDN (TD Bank NA
LOC), 0.42%, 04/29/22 ............. 16,100 16,100,000
Florida Housing Finance Corp., Series
2004M, RB, VRDN (Freddie Mac LIQ),
0.50%, 05/05/22 ................. 9,075 9,075,000
Highlands County Health Facilities Authority,
Series 2012I-3, RB, VRDN, 0.47%, 05/05/22 19,750 19,750,000
Highlands County Health Facilities
Authority, Series 2021D-2, RB, VRDN,
0.40%, 05/05/22 ................. 37,000 37,000,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XX1109,
RB, VRDN (Barclays Bank plc SBPA),
0.47%, 05/05/22
(a)(b)
............... 8,750 8,750,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XX1110,
RB, VRDN (Barclays Bank plc SBPA),
0.47%, 05/05/22
(a)(b)
............... 60,000 60,000,000
161,155,000
Georgia — 2.6%
(c)
Atlanta Water & Waste Water, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XF2649, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.47%, 05/05/22
(a)(b)
............... 13,000 13,000,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0244,
RB, VRDN (Bank of America NA LIQ),
0.47%, 05/06/22
(a)(b)
............... 2,450 2,450,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0751,
RB, VRDN (Bank of America NA LIQ),
0.47%, 05/06/22
(a)(b)
............... 3,000 3,000,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-107, RB,
VRDN (Royal Bank of Canada Guaranty),
0.49%, 05/05/22
(a)(b)
............... 5,000 5,000,000
Gainesville & Hall County Development
Authority, Series 2003B, RB, VRDN (TD
Bank NA LOC), 0.42%, 04/29/22 ...... 26,280 26,280,000
Georgia Municipal Electric Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0257,
RB, VRDN (Bank of America NA LOC),
0.49%, 05/06/22
(a)(b)
............... 2,230 2,230,000
Georgia Transmission Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XG0308,
RB, VRDN (Bank of America NA LIQ),
0.50%, 05/06/22
(a)(b)
............... 9,435 9,435,000
Heard County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-105, RB,
VRDN (Royal Bank of Canada Guaranty),
0.49%, 05/05/22
(a)(b)
............... 2,075 2,075,000
Security
Par (000)
Par (000) Value
Georgia (continued)
Monroe County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-106, RB,
VRDN (Royal Bank of Canada Guaranty),
0.49%, 05/05/22
(a)(b)
............... USD 5,000 $ 5,000,000
Municipal Electric Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-XG0256, RB,
VRDN (Bank of America NA Guaranty),
0.49%, 05/06/22
(a)(b)
............... 15,820 15,820,000
84,290,000
Idaho — 1.5%
State of Idaho, Series 2021, GO, TAN,
3.00%, 06/30/22 ................. 50,000 50,150,185
Illinois — 2.8%
(c)
Chicago Illinois Finance Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021E-151, VRDN
(Royal Bank of Canada Guaranty),
0.48%, 05/05/22
(a)(b)
............... 10,000 10,000,000
Illinois Finance Authority, Series 1998,
RB, VRDN (Northern Trust Co. LOC),
0.48%, 05/05/22 ................. 8,000 8,000,000
Illinois Finance Authority, Series 2009E-1, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.45%, 05/04/22 ................. 8,800 8,800,000
Illinois Finance Authority, Series 2021C, VRDN
(Barclays Bank plc LOC), 0.44%, 05/04/22 15,000 15,000,000
Illinois Finance Authority, Series 2022C, VRDN,
0.32%, 04/29/22 ................. 15,000 15,000,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0072, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.47%, 05/05/22
(a)(b)
............... 7,500 7,500,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0086, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.47%, 05/05/22
(a)(b)
............... 16,150 16,150,000
Illinois Finance Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0781, RB, VRDN (Wells
Fargo Bank NA SBPA), 0.47%, 05/05/22
(a)(b)
7,345 7,345,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2202, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.49%, 05/05/22
(a)(b)
............... 1,140 1,140,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0801, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.50%, 05/05/22
(a)(b)
............... 3,340 3,340,000
92,275,000
Indiana — 0.8%
(c)
Indiana Finance Authority, Series 2009D,
RB, VRDN (Wells Fargo Bank NA LOC),
0.33%, 04/29/22 ................. 19,475 19,475,000
Indiana Housing & Community Development
Authority, Series 2017C-3, RB, VRDN (TD
Bank NA SBPA), 0.32%, 04/29/22 ..... 7,600 7,600,000
27,075,000

2022
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Iowa — 4.9%
(c)
Iowa Finance Authority, Series 2008B, RB,
VRDN, 0.52%, 05/04/22 ............ USD 54,325 $ 54,325,000
Iowa Finance Authority, Series 2016A, RB,
VRDN, 0.52%, 05/04/22 ............ 31,800 31,800,000
Iowa Finance Authority, Series 2018B, RB,
VRDN, 0.44%, 05/05/22 ............ 14,615 14,615,000
Iowa Finance Authority, Series 2021,
VRDN (Korea Development Bank LOC),
0.49%, 05/05/22 ................. 57,000 57,000,000
157,740,000
Kansas — 0.5%
(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond
Trust Receipts/Certificates Various
States, Series 2018-XF0696, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.47%, 05/05/22 ................. 8,580 8,580,000
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018G-23, GO, VRDN (Royal
Bank of Canada Guaranty), 0.47%, 05/05/22 7,500 7,500,000
16,080,000
Kentucky — 0.2%
(a)(b)(c)
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XG0161, RB, VRDN (Bank of America
NA LOC), 0.47%, 05/06/22 .......... 4,960 4,960,000
University of Louisville, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2020-XM0881, RB, VRDN (Royal
Bank of Canada Guaranty), 0.48%, 05/05/22 2,730 2,730,000
7,690,000
Louisiana — 0.4%
Louisiana Public Facilities Authority, Series
2007, RB, VRDN, 0.30%, 04/29/22
(c)
.... 14,600 14,600,000
Maine — 0.1%
Maine State Housing Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XL0179,
RB, VRDN (Barclays Bank plc SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 1,670 1,670,000
Maryland — 0.6%
(c)
Maryland Health & Higher Educational Facilities
Authority, Series 2008D, RB, VRDN (TD
Bank NA LOC), 0.32%, 04/29/22 ...... 7,610 7,610,000
Maryland Health & Higher Educational Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XG0335, RB, VRDN (Bank of America
NA LOC), 0.47%, 05/06/22
(a)(b)
........ 8,690 8,690,000
Washington Suburban Sanitary District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0816,
RB, VRDN (Barclays Bank plc SBPA),
0.47%, 05/05/22
(a)(b)
............... 2,285 2,285,000
18,585,000
Massachusetts — 2.6%
Attleboro, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XM0915, GO, VRDN (Wells Fargo Bank NA
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 6,750 6,750,000
City of Quincy, Series 2021, BAN, GO,
1.00%, 07/08/22 ................. 50,000 49,989,805
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Commonwealth of Massachusetts, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XG0279,
Go, VRDN (Bank of America NA LIQ),
0.46%, 05/06/22
(a)(b)(c)
.............. USD 3,680 $ 3,680,000
Commonwealth of Massachusetts, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021E-148, GO,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)(c)
.............. 20,000 20,000,000
Massachusetts Housing Finance Agency,
Series 2021, 0.25%, 12/01/22 ........ 3,175 3,124,116
83,543,921
Michigan — 1.0%
Board of Trustees Michigan State University,
Series 2022G, 0.51%, 05/04/22 ....... 25,000 24,997,875
Board of Trustees Michigan State University,
Series 2022G, 0.85%, 06/07/22 ....... 1,890 1,889,356
Kent Hospital Finance Authority, Series 2008C,
RB, VRDN (Bank of New York Mellon LOC),
0.46%, 05/04/22
(c)
................ 2,340 2,340,000
Michigan Building Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-XM0743, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 4,000 4,000,000
33,227,231
Minnesota — 1.8%
City of Minneapolis, Series 2009, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.44%, 05/05/22
(c)
................ 9,450 9,450,000
City of Minneapolis, Series 2018C,
VRDN (Wells Fargo Bank NA LOC),
0.33%, 04/29/22
(c)
................ 8,600 8,600,000
Regents of the University of Minnesota, Series
2022F, 0.65%, 05/10/22 ............ 40,100 40,093,704
58,143,704
Mississippi — 3.4%
(c)
County of Jackson, Series 1993, RB, VRDN,
0.33%, 04/29/22 ................. 46,905 46,905,000
Mississippi Business Finance Corp., Series
2007E, RB, VRDN, 0.33%, 04/29/22 .... 14,415 14,415,000
Mississippi Business Finance Corp., Series
2009A, RB, VRDN, 0.33%, 04/29/22 .... 12,120 12,120,000
Mississippi Business Finance Corp., Series
2010H, RB, VRDN, 0.33%, 04/29/22 .... 15,645 15,645,000
Mississippi Business Finance Corp., Series
2010K, RB, VRDN, 0.33%, 04/29/22 .... 22,010 22,010,000
111,095,000
Missouri — 2.8%
(a)(b)(c)
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0678, RB, VRDN (Royal Bank of
Canada SBPA), 0.47%, 05/05/22 ...... 18,800 18,800,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019C-16, RB, VRDN (Royal Bank of
Canada Guaranty), 0.49%, 05/05/22 .... 54,500 54,500,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Missouri (continued)
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019C-17, RB, VRDN (Royal Bank of
Canada Guaranty), 0.48%, 05/05/22 .... USD 14,000 $ 14,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2020-XG0300, RB, VRDN (Bank of America
NA LOC), 0.48%, 05/06/22 .......... 3,750 3,750,000
91,050,000
Nebraska — 3.8%
Lincoln Nebraska Electric, Series 2022,
0.56%, 06/03/22 ................. 40,000 39,975,320
Omaha Public Power District, Series 2022A,
0.14%, 05/03/22 ................. 14,370 14,368,578
Omaha Public Power District, Series 2022A,
0.14%, 05/04/22 ................. 13,900 13,898,290
Omaha Public Power District, Series 2022A,
0.40%, 06/01/22 ................. 9,950 9,943,831
Omaha Public Power District, Series 2022A,
0.42%, 06/02/22 ................. 10,050 10,043,558
Omaha Public Power District, Series 2022A,
0.42%, 06/03/22 ................. 14,000 13,990,746
Omaha Public Power District, Series 2022A,
0.42%, 06/06/22 ................. 11,400 11,391,769
Omaha Public Power District, Series 2022A,
0.85%, 07/06/22 ................. 3,750 3,748,174
Omaha Public Power District Electric,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2685, RB, VRDN (Citibank NA SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 5,400 5,400,000
University of Nebraska Facilities Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XL0174,
RB, VRDN (Bank of America NA LIQ),
0.46%, 05/06/22
(a)(b)(c)
.............. 1,510 1,510,000
124,270,266
Nevada — 0.5%
Nevada Housing Division, Series 2021D,
0.25%, 12/01/22 ................. 2,430 2,410,523
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2858,
COP, VRDN (Barclays Bank plc SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 12,750 12,750,000
15,160,523
New Hampshire — 0.6%
New Hampshire Health and Education Facilities
Authority Act, Series 2005A-2, RB, VRDN,
0.30%, 04/29/22
(c)
................ 18,590 18,590,000
New Jersey — 1.1%
County of Middlesex, Series 2021, BAN, GO,
2.00%, 06/01/22 ................. 6,378 6,382,460
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XX1091, RB, VRDN (Barclays Bank plc
LOC), 0.48%, 05/05/22
(a)(b)(c)
......... 11,545 11,545,000
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2853, RB, VRDN (Barclays Bank plc
LOC), 0.48%, 05/05/22
(a)(b)(c)
......... USD 2,740 $ 2,740,000
New Jersey State Appropriation, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XG0168, RB, VRDN
(Barclays Bank plc LOC), 0.48%, 05/05/22
(a)
(b)(c)
.......................... 7,725 7,725,000
New Jersey State Housing & Mortgage Finance
Agency, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0228, RB, VRDN (Royal Bank of Canada
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 2,630 2,630,000
New Jersey Transportation Trust Fund
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2020-XM0926, VRDN (Royal Bank of
Canada LOC), 0.47%, 05/05/22
(a)(b)(c)
.... 4,250 4,250,000
35,272,460
New York — 12.5%
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019E-137, VRDN (Royal Bank of
Canada Guaranty), 0.47%, 05/05/22
(a)(b)(c)
4,635 4,635,000
City of New York, Series 2018E, Sub-series
E-5, GO, VRDN (TD Bank NA LOC),
0.32%, 04/29/22
(c)
................ 2,800 2,800,000
City of New York, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-55, GO, VRDN (Royal Bank of
Canada Guaranty), 0.47%, 05/05/22
(a)(b)(c)
7,865 7,865,000
City of New York, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XL0184, Go, VRDN (Wells Fargo Bank
NA SBPA), 0.47%, 05/05/22
(a)(b)(c)
...... 2,000 2,000,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.48%, 05/05/22
(a)(b)(c)
.............. 10,050 10,050,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0677, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.48%, 05/05/22
(a)(b)(c)
.............. 4,595 4,595,000
Metropolitan Transportation Authority, Series
2008A-1, RB, VRDN (TD Bank NA LOC),
0.32%, 04/29/22
(c)
................ 15,000 15,000,000
Metropolitan Transportation Authority, Series
2012A-2, RB, VRDN (Bank of Montreal
LOC), 0.65%, 05/05/22
(c)
............ 24,900 24,900,000
Metropolitan Transportation Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-E-126, RB,
VRDN (Royal Bank of Canada Guaranty),
0.49%, 05/05/22
(a)(b)(c)
.............. 30,500 30,500,000
Monroe County Industrial Development
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0991, RB, VRDN (Toronto-Dominion
Bank SBPA), 0.47%, 05/05/22
(a)(b)(c)
..... 6,150 6,150,000
New York City Housing Development Corp.,
Series 2019A-4, RB, VRDN (Royal Bank of
Canada SBPA), 0.46%, 05/05/22
(c)
..... 975 975,000

2022
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority, Series 2011DD-1, RB, VRDN (TD
Bank NA SBPA), 0.32%, 04/29/22
(c)
.... USD 4,320 $ 4,320,000
New York City Municipal Water Finance
Authority, Series 2013, Sub-Series AA-2,
RB, VRDN (Bank of Tokyo-Mitsubishi UFJ
Ltd. SBPA), 0.42%, 05/05/22
(c)
........ 4,050 4,050,000
New York City Municipal Water Finance
Authority, Series 2014, Sub-Series BB-1,
RB, VRDN (Bank of America NA SBPA),
0.33%, 04/29/22
(c)
................ 3,500 3,500,000
New York City Municipal Water Finance
Authority, Series 2014AA, Sub-Series
AA-5, RB, VRDN (Mizuho Bank Ltd. SBPA),
0.32%, 04/29/22
(c)
................ 13,000 13,000,000
New York City Municipal Water Finance, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0731,
RB, VRDN (Bank of America NA LIQ),
0.47%, 05/06/22
(a)(b)(c)
.............. 2,800 2,800,000
New York City Transitional Finance Authority,
Series 2018, Sub-Series C-6, RB, VRDN
(Sumitomo Mitsui Banking SBPA),
0.46%, 05/05/22
(c)
................ 10,800 10,800,000
New York City Transitional Finance
Authority, Series 2019, Sub-Series C-4,
RB, VRDN (Barclays Bank plc SBPA),
0.35%, 04/30/22
(c)
................ 42,200 42,200,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2022-
XF1305, VRDN, 0.47%, 05/05/22
(a)(b)(c)
... 3,075 3,075,000
New York Power Authority, Series 2022 (Bank
of America NA SBPA, JP Morgan Chase
Bank NA SBPA, Wells Fargo Bank NA
SBPA, TD Bank NA SBPA), 0.19%, 06/14/22 52,001 51,940,159
New York Power Authority, Series 2022 (Bank
of America NA SBPA, JP Morgan Chase
Bank NA SBPA, Wells Fargo Bank NA
SBPA, TD Bank NA SBPA), 0.80%, 07/06/22 23,500 23,491,603
New York Power Authority, Series 2022 (Bank
of America NA SBPA, JP Morgan Chase
Bank NA SBPA, Wells Fargo Bank NA
SBPA, TD Bank NA SBPA), 0.80%, 07/13/22 31,700 31,664,306
New York State Dormitory Authority, Series
2012, RB, VRDN (HSBC Bank USA NA
LOC), 0.46%, 05/04/22
(c)
............ 2,535 2,535,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2647, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 2,500 2,500,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020E-146, VRDN
(Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)(c)
.............. 7,000 7,000,000
New York State Housing Finance Agency,
Series 2013A, RB, VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC),
0.32%, 04/29/22
(c)
................ 11,000 11,000,000
Port Authority of New York & New Jersey,
Series 2022B, 0.55%, 05/11/22 ....... 7,060 7,058,538
Port Authority of New York & New Jersey,
Series 2022B, 1.10%, 06/21/22 ....... 4,225 4,224,058
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority, Series
2005, Sub-Series B-2B, RB, VRDN
(State Street Bank & Trust Co. LOC),
0.65%, 05/05/22
(c)
................ USD 44,100 $ 44,100,000
Triborough Bridge & Tunnel Authority, Series
2005B-2A, VRDN (State Street Bank & Trust
Co. LOC), 0.60%, 05/04/22
(c)
......... 28,900 28,900,000
407,628,664
North Carolina — 0.3%
City of Raleigh, Series 2005B-1, COP, VRDN
(PNC Bank NA SBPA), 0.47%, 05/04/22
(c)
10,600 10,600,000
Ohio — 1.4%
(c)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-E-134, RB,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)
............... 11,970 11,970,000
Berea Ohio City School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-G-54, GO,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)
............... 4,050 4,050,000
Forest Hills Ohio Local School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-30, GO,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)
............... 4,600 4,600,000
Miami County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0225, RB,
VRDN (Royal Bank of Canada Guaranty),
0.48%, 05/05/22
(a)(b)
............... 3,000 3,000,000
Ohio State Hospital Facility, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-XF0573, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.49%, 05/05/22
(a)(b)
............... 525 525,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2022C-18, VRDN (Royal Bank of Canada
Guaranty), 0.48%, 05/05/22
(a)(b)
....... 9,000 9,000,000
State of Ohio, Series 2021B, RB, VRDN,
0.45%, 05/04/22 ................. 12,445 12,445,000
45,590,000
Oklahoma — 0.4%
Oklahoma Development Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series
2022E-140, VRDN (Royal Bank of Canada
Guaranty), 0.47%, 05/05/22
(a)(b)(c)
...... 12,400 12,400,000
Oregon — 0.9%
(c)
Oregon State Facilities Authority, Series
2005A, RB, VRDN (Fannie Mae LOC),
0.51%, 05/05/22 ................. 7,175 7,175,000
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
0.32%, 04/29/22 ................. 22,500 22,500,000
29,675,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Pennsylvania — 7.0%
(c)
Allegheny County Hospital Development
Authority, Series 2016A, VRDN (Truist Bank
LOC), 0.53%, 05/05/22 ............. USD 6,605 $ 6,605,000
Emmaus General Authority, Series 1996,
RB, VRDN (Wells Fargo Bank NA LOC),
0.44%, 05/04/22 ................. 32,825 32,825,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2017-
XF0543, RB, VRDN (Royal Bank of Canada
SBPA), 0.51%, 05/05/22
(a)(b)
.......... 4,000 4,000,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0613, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.56%, 05/05/22
(a)(b)
... 4,325 4,325,000
Lancaster Industrial Development Authority,
Series 2009C, VRDN (PNC Bank NA SBPA),
0.48%, 05/05/22 ................. 10,970 10,970,000
Montgomery County Industrial Development
Authority, Series 2002, RB, VRDN (TD Bank
NA LOC), 0.42%, 04/29/22 .......... 8,165 8,165,000
Pennsylvania Economic Development
Financing Authority, Series 2009C,
RB, VRDN (MUFG Bank Ltd. LOC),
0.75%, 05/04/22 ................. 12,000 12,000,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0721, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.47%, 05/05/22
(a)(b)
... 1,675 1,675,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0140, RB, VRDN (Wells Fargo Bank NA
SBPA), 0.47%, 05/05/22
(a)(b)
.......... 1,625 1,625,000
Pennsylvania Turnpike Commission, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2022-XX1173, VRDN,
0.49%, 05/05/22
(a)(b)
............... 37,000 37,000,000
Philadelphia Authority for Industrial
Development, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XF2836, RB, VRDN (Mizuho Capital
Markets LLC Guaranty), 0.64%, 05/05/22
(a)(b)
3,930 3,930,000
Sports & Exhibition Authority of Pittsburgh and
Allegheny County, Series 2007A, RB, VRDN
(PNC Bank NA SBPA), 0.47%, 05/05/22 . 86,090 86,090,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-YX1075,
RB, VRDN (Barclays Bank plc LOC),
0.48%, 05/05/22
(a)(b)
............... 17,190 17,190,000
Wilkes-Barre Area School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0777,
GO, VRDN (Bank of America NA LOC),
0.48%, 05/06/22
(a)(b)
............... 2,280 2,280,000
228,680,000
Security
Par (000)
Par (000) Value
Rhode Island — 0.4%
City of Cranston, Series 2021-1, BAN, GO,
1.00%, 08/23/22 ................. USD 3,500 $ 3,495,168
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XM0721, RB, VRDN (Wells Fargo Bank NA
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 8,250 8,250,000
11,745,168
South Carolina — 1.2%
Charleston Public Facilities Corp., Series 2022,
5.00%, 09/01/22 ................. 260 263,090
City of Charleston, Series 2022,
5.00%, 09/01/22 ................. 550 555,222
City of Columbia Waterworks & Sewer System,
Series 2009, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.44%, 05/05/22
(c)
...... 12,655 12,655,000
South Carolina Public Service Authority, Series
2019A, RB, VRDN (Bank of America NA
LOC), 0.50%, 05/04/22
(c)
............ 25,460 25,460,000
38,933,312
South Dakota — 0.6%
South Dakota Housing Development
Authority, Series 2020B, RB, VRDN,
0.44%, 05/05/22
(c)
................ 20,550 20,550,000
Tennessee — 1.9%
City of Memphis, Series 2012A,
0.52%, 05/10/22 ................. 8,500 8,498,385
Clarksville Public Building Authority, Series
1999, RB, VRDN (Bank of America NA
LOC), 0.48%, 05/05/22
(c)
............ 1,440 1,440,000
Metropolitan Government of Nashville &
Davidson County, Series 2022B-1 (Bank of
America NA SBPA), 0.61%, 05/19/22 ... 9,000 8,997,426
Metropolitan Government of Nashville &
Davidson County, Series 2022B-1 (Bank of
America NA SBPA), 0.75%, 06/02/22 ... 15,500 15,499,465
Metropolitan Government of Nashville &
Davidson County Water & Sewer, Series
2022, 0.20%, 05/11/22 ............. 10,000 9,997,340
Public Building Authority of Sevier County
(The), Series 2008VII-B-1, RB, VRDN (Bank
of America NA LOC), 0.46%, 05/04/22
(c)
.. 12,230 12,230,000
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-YX1087, RB, VRDN (Barclays Bank
plc SBPA), 0.47%, 05/05/22
(a)(b)(c)
...... 6,265 6,265,000
62,927,616
Texas — 13.2%
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2015-XF0220, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.50%, 05/05/22
(a)(b)(c)
.............. 27,745 27,745,000
Board of Regents of the University of Texas
System, Series 2022A, 0.90%, 06/13/22 . 25,000 24,995,275
Brownsville Texas Utilities System, Series
2022A, 0.75%, 05/31/22 ............ 3,000 2,999,634
City of Garland, Series 2022, 0.66%, 05/31/22 31,500 31,495,779
City of Garland, Series 2022, 0.76%, 05/31/22 12,800 12,797,069
Dallas Independent School District, Series
2022, 5.00%, 02/15/23 ............. 4,800 4,917,478

2022
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Texas Water Works & Swear System,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2697, RB, VRDN (Citibank NA SBPA),
0.46%, 05/05/22
(a)(b)(c)
.............. USD 6,000 $ 6,000,000
Fort Bend Independent School District, Series
2022A, 0.55%, 05/27/22 ............ 18,400 18,391,223
Fort Bend Independent School District, Series
2022A, 0.60%, 05/27/22 ............ 31,800 31,784,704
Fort Bend Independent School District, Series
2022A, 0.62%, 05/27/22 ............ 7,500 7,496,452
Fort Bend Independent School District, Series
2022A, 0.65%, 05/27/22 ............ 12,500 12,498,463
Harris County Cultural Education Facilities
Finance Corp., Series 2020B, VRDN,
0.35%, 04/29/22
(c)
................ 13,595 13,595,000
Harris County Cultural Education Facilities
Finance Corp., Series 2022C-1,
0.57%, 05/05/22 ................. 73,000 72,995,985
Harris County Health Facilities Development
Corp., Series 2008A-1, RB, VRDN,
0.35%, 04/29/22
(c)
................ 26,360 26,360,000
Harris County Health Facilities Development
Corp., Series 2008A-2, RB, VRDN,
0.35%, 04/29/22
(c)
................ 15,440 15,440,000
Harris County Texas Cultural Education
Facilities Finance Corp., Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021E-149, RB, VRDN
(Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)(c)
.............. 15,400 15,400,000
Lamar Texas Cons Independent School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018G-
18, GO, VRDN (Royal Bank of Canada
Guaranty), 0.47%, 05/05/22
(a)(b)(c)
...... 7,740 7,740,000
Laredo Texas, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-60, GO, VRDN (Royal Bank of
Canada Guaranty), 0.47%, 05/05/22
(a)(b)(c)
10,520 10,520,000
Leander Texas Independent School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018G-
62, GO, VRDN (Royal Bank of Canada
Guaranty), 0.47%, 05/05/22
(a)(b)(c)
...... 2,000 2,000,000
North Bend Water Authority Texas Water,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0816, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.54%, 05/05/22
(a)(b)(c)
.. 16,520 16,520,000
Permanent University Fund - University of
Texas System, Series 2008A, VRDN,
0.44%, 05/05/22
(c)
................ 30,000 30,000,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2010A, RB,
VRDN, 0.49%, 05/04/22
(c)
........... 3,000 3,000,000
South Texas Community College District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018G-
35, GO, VRDN (Royal Bank of Canada
Guaranty), 0.47%, 05/05/22
(a)(b)(c)
...... 7,135 7,135,000
Texas A&M University, Series 2022B,
0.14%, 06/02/22 ................. 22,175 22,155,730
Texas Transportation Commission State
Highway Fund, Series 2014B, VRDN,
0.54%, 05/04/22
(c)
................ 5,000 5,000,000
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Water Development Board, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2201, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.49%, 05/05/22
(a)(b)(c)
.............. USD 300 $ 300,000
429,282,792
Utah — 1.1%
(c)
County of Utah, Series 2018C, RB, VRDN (TD
Bank NA SBPA), 0.30%, 04/29/22 ..... 24,280 24,280,000
Intermountain Power Agency Utah Power,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
E142, RB, VRDN (Royal Bank of Canada
Guaranty), 0.47%, 05/05/22
(a)(b)
....... 10,630 10,630,000
Utah County Hospital, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0732, RB, VRDN (Wells
Fargo Bank NA SBPA), 0.47%, 05/05/22
(a)(b)
1,910 1,910,000
36,820,000
Virginia — 1.8%
Fairfax County Industrial Development
Authority, Series 2016C, RB, VRDN,
0.45%, 05/05/22
(c)
................ 14,675 14,675,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0606,
RB, VRDN (Bank of America NA LIQ),
0.47%, 05/06/22
(a)(b)(c)
.............. 5,100 5,100,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XG0183, RB, VRDN (Barclays Bank plc
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 12,860 12,860,000
Virginia Commonwealth Transportation Board
Trust, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0659, RB, VRDN (Royal Bank of Canada
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 6,000 6,000,000
Virginia Polytechnic Institute & State University,
Series 2022A, 0.18%, 05/05/22 ....... 19,484 19,481,467
58,116,467
Washington — 2.3%
King County Housing Authority, Series 2022,
0.13%, 05/05/22 ................. 16,600 16,597,726
King County Housing Authority, Series 2022A,
0.13%, 05/12/22 ................. 14,800 14,795,560
King County Housing Authority, Series 2022A,
0.45%, 06/09/22 ................. 15,525 15,512,859
King County Washington Housing Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0141, RB, VRDN (Wells Fargo Bank NA
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 5,300 5,300,000
University of Washington, Series 2022A,
0.45%, 05/10/22 ................. 9,800 9,798,197
University of Washington, Series 2022A,
0.48%, 06/03/22 ................. 3,000 2,998,017
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF2527, RB, VRDN (Citibank NA
SBPA), 0.54%, 05/05/22
(a)(b)(c)
......... 1,875 1,875,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Security
Par (000)
Par (000) Value
Washington (continued)
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XX1106, RB, VRDN (Barclays Bank
plc Guaranty), 0.48%, 05/05/22
(a)(b)(c)
.... USD 7,240 $ 7,240,000
74,117,359
Wisconsin — 0.3%
Wisconsin Housing & Economic Development
Authority, Series 2017C, RB, VRDN (Federal
Home Loan Bank SBPA), 0.42%, 05/05/22
(c)
9,355 9,355,000
Total Municipal Bonds — 92.4%
(Cost: $3,002,222,767) ........................... 3,001,457,381
Closed-End Investment Companies
(c)
California — 1.6%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Royal
Bank of Canada LIQ), 0.47%, 12/01/40 .. 25,000 25,000,000
Nuveen California AMT-Free Quality
Municipal Income Fund, Series 2016,
VRDP, (Sumitomo Mitsui Banking LOC),
0.47%, 06/01/46 ................. 26,500 26,500,000
51,500,000
Security
Par (000)
Par (000) Value
New York — 3.0%
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP,
VRDN, (Royal Bank of Canada LIQ),
0.49%, 08/01/40 ................. USD 53,000 $ 53,000,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP,
VRDN, (Sumitomo Mitsui Banking LIQ),
0.49%, 12/01/40 ................. 14,500 14,500,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP, (Toronto-
Dominion Bank LOC), 0.48%, 06/01/46 .. 30,000 30,000,000
97,500,000
Oneida Tribe of Indians of Wisconsin — 2.3%
Nuveen AMT-Free Municipal Credit Income
Fund, Series 2013, VRDP, (JP Morgan
Chase Bank NA LIQ), 0.50%, 12/01/43 .. 58,400 58,400,000
Nuveen AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP,
VRDN, (Sumitomo Mitsui Banking LOC),
0.49%, 10/01/46 ................. 15,000 15,000,000
73,400,000
Total Closed-End Investment Companies — 6.9%
(Cost: $222,400,000) ............................. 222,400,000
Total Investments — 99.3%
(Cost: $3,224,622,767 )
(d)
.......................... 3,223,857,381
Other Assets Less Liabilities — 0.7% ................... 21,296,423
Net Assets — 100.0% .............................. $ 3,245,153,804
(a)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 3,223,857,381 $ — $ 3,223,857,381

2022
BlackRock Semi-Annual Report to Shareholders
California Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California — 91.5%
Abag Finance Authority for Nonprofit Corp.,
Series 2009A, RB, VRDN (Bank of America
NA LOC), 0.39%, 05/04/22
(a)
......... USD 2,850 $ 2,850,000
Abag Finance Authority for Nonprofit Corp.,
Series 2009C, RB, VRDN (Citibank NA
LOC), 0.39%, 05/04/22
(a)
............ 2,595 2,595,000
Bay Area Toll Authority, Series 2007A-2, RB,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC), 0.32%, 05/05/22
(a)
............ 3,000 3,000,000
Bay Area Toll Authority, Series 2008C-1, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.35%, 05/05/22
(a)
................ 3,200 3,200,000
Bay Area Toll Authority, Series 2008E-1, RB,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC), 0.34%, 05/05/22
(a)
............ 5,740 5,740,000
California Educational Facilities
Authority, Series 2006B, RB, VRDN,
0.40%, 05/05/22
(a)
................ 16,410 16,410,000
California Health Facilities Financing
Authority, Series 2008-B1, RB, VRDN,
0.39%, 05/04/22
(a)
................ 11,000 11,000,000
California Health Facilities Financing Authority,
Series 2011B, RB, VRDN (Bank of Montreal
LOC), 0.30%, 05/04/22
(a)
............ 11,640 11,640,000
California Health Facilities Financing
Authority, Series 2012C, RB, VRDN,
0.35%, 05/04/22
(a)
................ 1,050 1,050,000
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XF2962, VRDN (Barclays Bank plc LIQ),
0.47%, 05/05/22
(a)(b)(c)
.............. 4,700 4,700,000
California Municipal Finance Authority, Series
2010A, RB, VRDN, 0.30%, 04/29/22
(a)
... 15,880 15,880,000
California Statewide Communities Development
Authority, Series 2008B, RB, VRDN (Wells
Fargo Bank NA LOC), 0.28%, 04/29/22
(a)
. 11,000 11,000,000
California Statewide Communities
Development Authority, Series 2021A, RB,
4.00%, 06/01/22 ................. 665 666,479
Campbell California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2700, GO, VRDN (Barclays Bank plc
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... 9,000 9,000,000
Carlsbad California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XF1244, Go, VRDN (Toronto-Dominion
Bank SBPA), 0.47%, 05/05/22
(a)(b)(c)
..... 600 600,000
City of Los Angeles Wastewater System,
Series 2022A-2 (TD Bank NA LOC),
0.75%, 06/09/22 ................. 1,500 1,499,106
City of Modesto (AGC), Series 2008A, COP,
VRDN (JP Morgan Chase Bank NA LOC),
0.33%, 05/05/22
(a)
................ 2,230 2,230,000
County of Los Angeles, Series 2022C,
0.50%, 05/04/22 ................. 1,493 1,492,872
Del Mar California, Tender Option Bond Trust
Receipts/Certificates Various States (BAM),
Series 2019-XG0259, VRDN (Bank of
America NA LOC), 0.49%, 05/06/22
(a)(b)(c)
. 2,655 2,655,000
Security
Par (000)
Par (000) Value
California (continued)
Downey California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XF1224, Go, VRDN (Royal Bank of Canada
SBPA), 0.47%, 05/05/22
(a)(b)(c)
......... USD 3,730 $ 3,730,000
East Bay Municipal Utility District Water
System, Series 2008A-1, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.40%, 05/04/22
(a)
. 4,750 4,750,000
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA LIQ),
0.30%, 04/29/22
(a)
................ 2,425 2,425,000
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2895, GO, VRDN (Barclays Bank plc
LIQ), 0.50%, 05/05/22
(a)(b)(c)
.......... 5,800 5,800,000
Gilroy California Unified School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0237, GO,
VRDN (Royal Bank of Canada SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 2,000 2,000,000
Hartnell Community College District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0587, GO,
VRDN (Toronto-Dominion Bank SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 1,150 1,150,000
Imperial Irrigation District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XM0488, RB,
VRDN (Royal Bank of Canada SBPA),
0.50%, 05/05/22
(a)(b)(c)
.............. 7,500 7,500,000
Lodi California Unified School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XG0322, Go,
VRDN (Royal Bank of Canada SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 1,505 1,505,000
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0780, GO, VRDN (JP Morgan Chase
Bank NA SBPA), 0.47%, 05/05/22
(a)(b)(c)
.. 11,023 11,023,000
Long Beach California University School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0862, GO, VRDN (TD Bank NA SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 510 510,000
Los Angeles California Housing Department,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0761, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.47%, 05/05/22
(a)(b)(c)
.. 1,875 1,875,000
Los Angeles County Housing Authority, Series
2022D, 0.50%, 05/04/22 ............ 3,000 2,999,742
Los Angeles Department of Water & Power,
Series 2021A-1, RB, VRDN (Royal Bank of
Canada LIQ), 0.27%, 04/29/22
(a)
...... 200 200,000
Los Angeles Department of Water & Power,
Series 2021A-3, VRDN (Royal Bank of
Canada LIQ), 0.27%, 04/30/22
(a)
...... 13,000 13,000,000
Los Angeles Department of Water & Power
Water System, Series 2019A, Sub-Series
A-2, RB, VRDN (TD Bank NA SBPA),
0.27%, 04/29/22
(a)
................ 1,190 1,190,000

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
Water System, Series 2021, Sub-Series
A-2, RB, VRDN (TD Bank NA LIQ),
0.27%, 04/29/22
(a)
................ USD 1,600 $ 1,600,000
Los Angeles Department of Water & Power
Water System, Series 2021A-1, VRDN (TD
Bank NA LIQ), 0.27%, 04/29/22
(a)
...... 1,250 1,250,000
Metropolitan Water District of Southern
California, Series 2016B-1, RB, VRDN,
0.27%, 04/29/22
(a)
................ 300 300,000
Metropolitan Water District of Southern
California, Series 2018A-2, RB, VRDN,
0.27%, 04/29/22
(a)
................ 1,150 1,150,000
Municipal Improvement Corp. of Los
Angeles, Series 2022A-3 (US Bank LOC),
0.71%, 05/10/22 ................. 3,000 2,999,862
Napa Sanitation District, Series 2022A,
5.00%, 08/01/22 ................. 540 544,127
Northern California Power Agency, Series
2008A, RB, VRDN (Bank of America NA
LOC), 0.39%, 05/04/22
(a)
............ 200 200,000
Orinda Union School District, Series 2022B,
4.00%, 08/01/22 ................. 1,635 1,645,012
Sacramento Municipal Utility District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0944, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.47%, 05/05/22
(a)(b)(c)
.............. 2,000 2,000,000
Sacramento Transportation Authority, Series
2014A, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.40%, 05/05/22
(a)
...... 240 240,000
Sacramento Transportation Authority, Series
2015A, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.33%, 05/05/22
(a)
...... 8,550 8,550,000
San Diego County Regional Transportation
Commission, Series 2008D, RB, VRDN
(State Street Bank & Trust Co. LIQ),
0.36%, 05/05/22
(a)
................ 2,000 2,000,000
San Diego Housing Authority, Series 2017A,
RB, VRDN (Bank of America NA LOC),
0.50%, 05/04/22
(a)
................ 11,000 11,000,000
San Diego Public Facilities Financing Authority
Water, Series 2022A (Bank Of America NA
LOC), 0.71%, 06/09/22 ............. 2,100 2,098,748
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2017-XF2449, GO, VRDN (Citibank NA
SBPA), 0.46%, 05/05/22
(a)(b)(c)
......... 200 200,000
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2002,
VRDN (Bank of America NA LOC),
0.65%, 05/04/22
(a)
................ 70 70,000
Security
Par (000)
Par (000) Value
California (continued)
San Jose California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2534, GO, VRDN (Toronto-Dominion
Bank SBPA), 0.47%, 05/05/22
(a)(b)(c)
..... USD 1,820 $ 1,820,000
San Mateo California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0925, GO, VRDN (JP Morgan Chase
Bank NA SBPA), 0.47%, 05/05/22
(a)(b)(c)
.. 4,407 4,407,000
Santa Barbara California Unified School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0791, GO, VRDN (JP Morgan Chase
Bank NA SBPA), 0.47%, 05/05/22
(a)(b)(c)
.. 435 435,000
Santa Clara Valley Transportation Authority,
Series 2008D, RB, VRDN (TD Bank NA
LOC), 0.30%, 04/29/22
(a)
............ 5,000 5,000,000
State of California, Series 2003C-1, GO, VRDN
(TD Bank NA LOC), 0.33%, 05/05/22
(a)
.. 400 400,000
State of California, Series 2003C-4, VRDN (US
Bank LOC), 0.33%, 05/05/22
(a)
........ 200 200,000
State of California, Series 2022A-2 (Royal Bank
of Canada LOC), 0.55%, 05/03/22 ..... 4,000 3,999,728
University of California, Series 2013AL-3, RB,
VRDN, 0.26%, 04/29/22
(a)
........... 4,500 4,500,000
University of California, Series 2013AL-4, RB,
VRDN, 0.26%, 04/29/22
(a)
........... 5,200 5,200,000
University of California, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018-YX1098, RB, VRDN (Barclays
Bank plc SBPA), 0.47%, 05/05/22
(a)(b)(c)
.. 1,100 1,100,000
Total Municipal Bonds — 91.5%
(Cost: $229,781,817) ............................. 229,775,676
Closed-End Investment Companies
California — 2.0%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Royal
Bank of Canada LIQ), 0.47%, 12/01/40
(a)
. 5,000 5,000,000
Total Closed-End Investment Companies — 2.0%
(Cost: $5,000,000) .............................. 5,000,000
Total Investments — 93.5%
(Cost: $234,781,817 )
(d)
............................ 234,775,676
Other Assets Less Liabilities — 6.5% ................... 16,377,557
Net Assets — 100.0% .............................. $ 251,153,233
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

2022
BlackRock Semi-Annual Report to Shareholders
California Money Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 234,775,676 $ — $ 234,775,676

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
New York — 96.7%
Albany Industrial Development Agency,
Series 2008A, VRDN (TD Bank NA LOC),
0.45%, 05/05/22
(a)
................ USD 1,245 $ 1,245,000
Battery Park City Authority, Series 2019D-
1, RB, VRDN (TD Bank NA SBPA),
0.43%, 05/05/22
(a)
................ 200 200,000
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019E-137, VRDN (Royal Bank of
Canada Guaranty), 0.47%, 05/05/22
(a)(b)(c)
1,200 1,200,000
Build NYC Resource Corp., Series
2015, RB, VRDN (TD Bank NA LOC),
0.43%, 05/05/22
(a)
................ 1,900 1,900,000
City of New York, Series 2012A, Sub-Series
A-4, GO, VRDN (Bank of Tokyo-Mitsubishi
UFJ Ltd. LOC), 0.42%, 05/05/22
(a)
..... 2,100 2,100,000
City of New York, Series 2014D, Sub-series
D-4, GO, VRDN (TD Bank NA LOC),
0.32%, 04/29/22
(a)
................ 2,200 2,200,000
City of New York, Series 2015F, Sub-Series
F-5, GO, VRDN (Barclays Bank plc SBPA),
0.35%, 04/29/22
(a)
................ 100 100,000
City of New York, Series 2018B, Sub-Series
B-5, GO, VRDN (Barclays Bank plc SBPA),
0.35%, 04/29/22
(a)
................ 1,540 1,540,000
Dutchess County Industrial Development
Agency, Series 2008, RB, VRDN (TD Bank
NA LOC), 0.43%, 05/05/22
(a)
......... 2,315 2,315,000
Franklin County Civic Development Corp.,
Series 2013A, RB, VRDN (HSBC Bank USA
NA LOC), 0.46%, 05/05/22
(a)
......... 1,060 1,060,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550, RB,
VRDN (Toronto-Dominion Bank SBPA),
0.48%, 05/05/22
(a)(b)(c)
.............. 1,200 1,200,000
Metropolitan Transportation Authority, Series
2005, Sub-Series E-1, VRDN (Barclays
Bank plc LOC), 0.42%, 05/05/22
(a)
..... 2,455 2,455,000
Metropolitan Transportation Authority, Series
2008A-1, RB, VRDN (TD Bank NA LOC),
0.32%, 04/29/22
(a)
................ 1,200 1,200,000
Nassau County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-5, GO, VRDN (Royal Bank of
Canada Guaranty), 0.47%, 05/05/22
(a)(b)(c)
2,100 2,100,000
New York City Health & Hospitals Corp., Series
2008B, RB, VRDN (TD Bank NA LOC),
0.43%, 05/04/22
(a)
................ 1,100 1,100,000
New York City Housing Development Corp.,
Series 2006A, RB, VRDN (Fannie Mae
LOC), 0.35%, 05/04/22
(a)
............ 2,000 2,000,000
New York City Housing Development Corp.,
Series 2009A, RB, VRDN (Freddie Mac
LOC), 0.42%, 05/04/22
(a)
............ 2,550 2,550,000
New York City Housing Development Corp.,
Series 2011B, RB, VRDN (Freddie Mac
LOC), 0.42%, 05/05/22
(a)
............ 675 675,000
New York City Housing Development Corp.,
Series 2019A-4, RB, VRDN (Royal Bank of
Canada SBPA), 0.46%, 05/05/22
(a)
..... 2,800 2,800,000
New York City Housing Development Corp.,
Series 2019E-3, RB, VRDN (Royal Bank of
Canada SBPA), 0.44%, 05/05/22
(a)
..... 1,000 1,000,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Housing Development Corp.,
Series A, RB, VRDN (Fannie Mae LOC),
0.44%, 05/04/22
(a)
................ USD 1,315 $ 1,315,000
New York City Housing Development
Corp. (FHA 542 (C)), Series 2021F-
3, VRDN (Barclays Bank plc SBPA),
0.42%, 05/05/22
(a)
................ 800 800,000
New York City Industrial Development Agency,
Series 2004B, RB, VRDN (Bank of America
NA LOC), 0.33%, 04/29/22
(a)
......... 5,000 5,000,000
New York City Municipal Water Finance
Authority, Series 2003, Sub-Series F-1-A,
RB, VRDN (Barclays Bank plc SBPA),
0.44%, 05/05/22
(a)
................ 325 325,000
New York City Municipal Water Finance
Authority, Series 2008BB-5, RB,
VRDN (Bank of America NA SBPA),
0.33%, 04/29/22
(a)
................ 1,400 1,400,000
New York City Municipal Water Finance
Authority, Series 2010CC, RB,
VRDN (Barclays Bank plc SBPA),
0.42%, 05/05/22
(a)
................ 400 400,000
New York City Municipal Water Finance
Authority, Series 2014AA, Sub-Series
AA-5, RB, VRDN (Mizuho Bank Ltd. SBPA),
0.32%, 04/29/22
(a)
................ 4,445 4,445,000
New York City Municipal Water Finance
Authority, Series 2016, Sub-Series
AA-2, RB, VRDN (PNC Bank NA SBPA),
0.45%, 05/05/22
(a)
................ 1,455 1,455,000
New York City Transitional Finance Authority,
Series 1998A-1, RB, VRDN (Sumitomo
Mitsui Banking LOC), 0.44%, 05/05/22
(a)
. 400 400,000
New York City Transitional Finance Authority,
Series 1999, Sub-Series A-1, RB, VRDN
(TD Bank NA SBPA), 0.42%, 05/04/22
(a)
. 3,000 3,000,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2014, Sub-
Series B-3, RB, VRDN (Barclays Bank plc
SBPA), 0.35%, 04/29/22
(a)
........... 200 200,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2019, Sub-
Series A-4, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.33%, 04/29/22
(a)
.... 150 150,000
New York City Trust for Cultural Resources,
Series 2009A, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.43%, 05/05/22
(a)
5,000 5,000,000
New York Power Authority, Series 2022,
0.80%, 06/15/22 ................. 2,000 1,999,604
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0847, RB,
VRDN (Royal Bank of Canada Guaranty),
0.47%, 05/05/22
(a)(b)(c)
.............. 2,250 2,250,000
New York State Dormitory Authority, Series
2006, RB, VRDN (Fannie Mae LOC),
0.40%, 05/04/22
(a)
................ 3,060 3,060,000
New York State Dormitory Authority, Series
2008A-1, RB, VRDN (Bank of America NA
LOC), 0.41%, 05/05/22
(a)
............ 450 450,000
New York State Dormitory Authority, Series
2009A, RB, VRDN, 0.35%, 05/04/22
(a)
... 4,525 4,525,000
New York State Dormitory Authority, Series
2012, RB, VRDN (HSBC Bank USA NA
LOC), 0.46%, 05/04/22
(a)
............ 3,900 3,900,000

2022
BlackRock Semi-Annual Report to Shareholders
New York Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
See notes to financial statements.
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0838,
RB, VRDN (Bank of America NA LIQ),
0.47%, 05/06/22
(a)(b)(c)
.............. USD 1,600 $ 1,600,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-3, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.45%, 05/04/22
(a)
............ 4,625 4,625,000
New York State Housing Finance Agency,
Series 2003A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.48%, 05/04/22
(a)
................ 3,250 3,250,000
New York State Housing Finance Agency,
Series 2004A, RB, VRDN (Fannie Mae
LOC), 0.40%, 05/04/22
(a)
............ 800 800,000
New York State Housing Finance Agency,
Series 2010A, RB, VRDN (Freddie Mac
LIQ), 0.43%, 05/04/22
(a)
............ 300 300,000
New York State Housing Finance Agency,
Series 2013A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.32%, 04/29/22
(a)
................ 3,000 3,000,000
New York State Housing Finance Agency,
Series 2016A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.46%, 05/04/22
(a)
................ 3,000 3,000,000
New York State Housing Finance Agency
(42nd and 10th Associates LLC), Series
2010A, RB, VRDN (Freddie Mac LOC),
0.40%, 05/04/22
(a)
................ 2,725 2,725,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Urban Development Corp.,
Series 2004A-3-C, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.43%, 05/05/22
(a)
USD 3,975 $ 3,975,000
North Amityville Fire Co., Inc., Series
2003, RB, VRDN (Citibank NA LOC),
0.51%, 05/05/22
(a)
................ 245 245,000
Port Authority of New York & New Jersey,
Series 2022B, 1.10%, 06/21/22 ....... 3,000 2,999,331
State of New York Mortgage Agency, Series
2021-234, RB, VRDN (UBS AG SBPA),
0.42%, 05/04/22
(a)
................ 4,400 4,400,000
Triborough Bridge & Tunnel Authority,
Series 2005, Sub-Series B-3, RB, VRDN
(State Street Bank & Trust Co. LOC),
0.34%, 04/29/22
(a)
................ 1,700 1,700,000
Total Municipal Bonds — 96.7%
(Cost: $103,635,000) ............................. 103,633,935
Closed-End Investment Companies
New York — 2.3%
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP,
0.49%, 12/01/40
(a)
................ 2,500 2,500,000
Total Closed-End Investment Companies — 2.3%
(Cost: $2,500,000) .............................. 2,500,000
Total Investments — 99.0%
(Cost: $106,135,000 )
(d)
............................ 106,133,935
Other Assets Less Liabilities — 1.0% ................... 1,106,232
Net Assets — 100.0% .............................. $ 107,240,167
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 106,133,935 $ — $ 106,133,935

Statements of Assets and Liabilities
(unaudited)

April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................... $ 5,874,317,591 $ 62,011,660,169 $ 3,180,238,454 $ 5,850,040,506 $ 39,825,297,290
Cash   ................................................ 134,932,861 9,600,969,595 290,000,985 365,191,334 6,903,507,910
Repurchase agreements, at value — unaffiliated
(b)
.................. — 110,290,989,764 784,500,000 1,599,000,000 74,033,202,228
Receivables: – – – – –
Investments sold ....................................... 85,131,287 195,573,182 — — 1,785,850,177
Capital shares sold ...................................... — 665,106 — — 33,430
Interest — unaffiliated .................................... 1,230,692 23,493,214 959,966 1,911,177 14,526,911
From the Manager ...................................... 4,413 1,947,947 — — 671,763
Prepaid expenses ........................................ 553,856 95,472,681 145,461 5,484,840 36,830,332
Total assets ............................................
6,096,170,700 182,220,771,658 4,255,844,866 7,821,627,857 122,599,920,041
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 99,636,389 247,558,751 — — —
Capital shares redeemed .................................. — 92,612 — — 3,068
Custodian fees ......................................... 37,461 662,400 53,486 76,116 472,947
Income dividend distributions ............................... 761,321 17,251,346 868,362 304,776 15,776,235
Management fees ....................................... 817,672 21,164,088 589,295 973,190 15,855,983
Trustees' and Officer's fees ................................ 714 26,959 10,348 7,828 23,715
Printing and postage fees ................................. — 22,523 18,704 18,895 22,430
Professional fees ....................................... 35,696 322,661 60,634 57,381 195,929
Registration fees ....................................... 105,817 3,627,092 79,697 911,280 1,472,595
Service and distribution fees ................................ 371,514 98,837,089 102 5,445,642 38,127,793
Transfer agent fees ..................................... 21,047 414,490 33,811 116,742 629,574
Other accrued expenses .................................. — 90,721 12,490 16,820 65,044
Total liabilities ...........................................
101,787,631 390,070,732 1,726,929 7,928,670 72,645,313
NET ASSETS ...........................................
$ 5,994,383,069 $ 181,830,700,926 $ 4,254,117,937 $ 7,813,699,187 $ 122,527,274,728
NET ASSETS CONSIST OF
Paid-in capital ........................................... $ 5,994,237,189 $ 181,830,409,148 $ 4,257,748,922 $ 7,818,641,114 $ 122,527,263,776
Accumulated earnings (loss) ................................. 145,880 291,778 (3,630,985) (4,941,927) 10,952
NET ASSETS ...........................................
$ 5,994,383,069 $ 181,830,700,926 $ 4,254,117,937 $ 7,813,699,187 $ 122,527,274,728
(a)
  Investments, at cost — unaffiliated ........................... $ 5,874,317,591 $ 62,011,660,169 $ 3,182,707,013 $ 5,854,289,448 $ 39,825,297,290
(b)
  Repurchase agreements, at cost — unaffiliated ................... $ — $ 110,290,989,764 $ 784,500,000 $ 1,599,000,000 $ 74,033,202,228

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets ............................................
$ 5,921,701,145 $ 140,429,975,090 $ 4,254,063,527 $ 7,104,035,662 $ 99,370,551,999
Shares outstanding .....................................
5,921,549,565 140,429,819,380 4,253,837,127 7,104,506,334 99,370,498,759
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0001 $ 0.9999 $ 1.00
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Administration
Net assets ............................................
$ 42,317,757 $ 29,528,929,500 $ — $ 9,986,894 $ 20,198,144,739
Shares outstanding .....................................
42,316,674 29,528,897,040 — 9,987,068 20,198,134,135
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ......................................
Unlimited Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Bancroft Capital Shares
Net assets ............................................
$ 50,018 $ — $ — $ — $ —
Shares outstanding .....................................
50,017 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ......................................
Unlimited — — — —
Par value ............................................
$ — $ — $ — $ — $ —
Cabrera Capital Markets Shares
Net assets ............................................
$ 50,018 $ — $ — $ 49,998 $ —
Shares outstanding .....................................
50,017 — — 49,999 —
Net asset value ........................................
$ 1.00 $ — $ — $ 1.0000 $ —
Shares authorized ......................................
Unlimited — — Unlimited —
Par value ............................................
$ — $ — $ — $ — $ —
Capital
Net assets ............................................
$ — $ 1,519,771 $ — $ 2,673,319 $ 7,780,798
Shares outstanding .....................................
— 1,519,423 — 2,673,336 7,780,511
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ......................................
— Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Cash Management
Net assets ............................................
$ 16,224,044 $ 712,950,764 $ — $ 571,751,099 $ 986,107,830
Shares outstanding .....................................
16,223,629 712,949,972 — 571,778,929 986,107,300
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ......................................
Unlimited Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets ............................................
$ — $ 5,675,014,473 $ — $ 13,881,635 $ 106,877,856
Shares outstanding .....................................
— 5,675,008,168 — 13,881,715 106,877,797
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ......................................
— Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Dollar
Net assets ............................................
$ 4,939,823 $ 3,030,218,419 $ 17,929 $ 110,200,621 $ 1,704,598,448
Shares outstanding .....................................
4,939,696 3,030,215,047 17,927 110,205,290 1,704,597,544
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0001 $ 1.0000 $ 1.00
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Mischler Financial Group Shares
Net assets ............................................
$ 9,050,248 $ 1,764,886,558 $ — $ — $ —
Shares outstanding .....................................
9,050,016 1,764,884,593 — — —
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ......................................
Unlimited Unlimited — — —
Par value ............................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
Premier
Net assets ............................................
$ — $ 98,200,375 $ 36,481 $ — $ 107,759,334
Shares outstanding .....................................
— 98,200,267 36,478 — 107,759,277
Net asset value ........................................
$ — $ 1.00 $ 1.0001 $ — $ 1.00
Shares authorized ......................................
— Unlimited Unlimited — Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Private Client
Net assets ............................................
$ — $ 252,021 $ — $ 1,119,959 $ —
Shares outstanding .....................................
— 252,020 — 1,119,979 —
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0000 $ —
Shares authorized ......................................
— Unlimited — Unlimited —
Par value ............................................
$ — $ — $ — $ — $ —
Select
Net assets ............................................
$ — $ 588,753,955 $ — $ — $ 45,453,724
Shares outstanding .....................................
— 588,753,299 — — 45,453,700
Net asset value ........................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ......................................
— Unlimited — — Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Penserra Shares
Net assets ............................................
$ 50,016 $ — $ — $ — $ —
Shares outstanding .....................................
50,014 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ......................................
Unlimited — — — —
Par value ............................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 107,617,916,444 $ 3,223,857,381 $ 234,775,676 $ 106,133,935
Cash   ............................................................... 5,235,778,779 3,064,354 16,938,646 1,161,089
Receivables: – – – –
Investments sold ...................................................... 7,110,132,805 12,815,000 — —
Interest — unaffiliated ................................................... 15,296,723 6,883,090 129,157 37,226
From the Manager ..................................................... 371,070 — — —
Prepaid expenses ....................................................... 14,707,087 150,290 22,057 18,846
Total assets ...........................................................
119,994,202,908 3,246,770,115 251,865,536 107,351,096
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 3,844,973,785 555,247 544,390 —
Custodian fees ........................................................ 636,447 78,654 5,629 4,182
Income dividend distributions .............................................. 12,698,873 255,629 3,839 10,086
Management fees ...................................................... 14,460,443 559,428 24,412 5,170
Trustees' and Officer's fees ............................................... 753 7,587 1,069 1,224
Printing and postage fees ................................................ 18,820 17,365 16,805 16,802
Professional fees ...................................................... 111,346 66,737 50,917 49,019
Registration fees ...................................................... 2,203,945 24,724 57,474 17,701
Service and distribution fees ............................................... 14,425,663 20,006 1,375 269
Transfer agent fees .................................................... 132,895 20,666 1,184 1,059
Other accrued expenses ................................................. 1,296,745 10,268 5,209 5,417
Total liabilities ..........................................................
3,890,959,715 1,616,311 712,303 110,929
NET ASSETS ..........................................................
$ 116,103,243,193 $ 3,245,153,804 $ 251,153,233 $ 107,240,167
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 116,102,042,933 $ 3,245,883,180 $ 251,159,018 $ 107,241,231
Accumulated earnings (loss) ................................................ 1,200,260 (729,376) (5,785) (1,064)
NET ASSETS ..........................................................
$ 116,103,243,193 $ 3,245,153,804 $ 251,153,233 $ 107,240,167
(a)
  Investments, at cost — unaffiliated .......................................... $ 107,617,916,444 $ 3,224,622,767 $ 234,781,817 $ 106,135,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2022

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................
$ 113,932,008,992 $ 3,240,289,244 $ 251,153,233 $ 107,240,167
Shares outstanding ....................................................
113,930,832,769 3,240,408,927 251,317,990 107,239,728
Net asset value .......................................................
$ 1.00 $ 1.0000 $ 0.9993 $ 1.0000
Shares authorized .....................................................
Unlimited Unlimited Unlimited Unlimited
Par value ...........................................................
$ — $ — $ — $ —
Administration
Net assets ...........................................................
$ 569,453,000 $ — $ — $ —
Shares outstanding ....................................................
569,446,811 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Capital
Net assets ...........................................................
$ 3,234,073 $ — $ — $ —
Shares outstanding ....................................................
3,234,040 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Cash Management
Net assets ...........................................................
$ 31,436,017 $ — $ — $ —
Shares outstanding ....................................................
31,435,694 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Cash Reserve
Net assets ...........................................................
$ 100,954,474 $ — $ — $ —
Shares outstanding ....................................................
100,953,435 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Dollar
Net assets ...........................................................
$ 808,248,155 $ 4,864,560 $ — $ —
Shares outstanding ....................................................
808,238,888 4,864,812 — —
Net asset value .......................................................
$ 1.00 $ 0.9999 $ — $ —
Shares authorized .....................................................
Unlimited Unlimited — —
Par value ...........................................................
$ — $ — $ — $ —
Select
Net assets ...........................................................
$ 657,908,482 $ — $ — $ —
Shares outstanding ....................................................
657,901,296 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —

Statements of Operations
(unaudited)
Six Months Ended April 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 5,084,780 $ 151,131,110 $ 6,120,800 $ 10,725,944 $ 102,496,630
Total investment income ....................................
5,084,780 151,131,110 6,120,800 10,725,944 102,496,630
EXPENSES
Management .......................................... 6,779,499 158,239,774 6,386,830 9,947,759 111,210,607
Registration .......................................... 164,614 3,095,303 123,037 541,737 2,220,764
Service and distribution — class specific ....................... 79,990 31,249,194 22 1,634,234 13,286,359
Transfer agent ......................................... 35,344 538,219 48,673 171,353 451,167
Professional .......................................... 34,798 207,251 42,539 43,593 166,802
Custodian ............................................ 33,301 485,145 39,822 63,217 302,943
Trustees and Officer ..................................... 1,529 160,615 8,438 4,605 164,644
Offering ............................................. — 38,616 — — —
Miscellaneous ......................................... 66,921 376,304 71,282 82,162 276,721
Total expenses ..........................................
7,195,996 194,390,421 6,720,643 12,488,660 128,080,007
Less: – – – – –
Fees waived and/or reimbursed by the Manager ................ (4,013,022) (83,563,705) (2,737,711) (3,929,810) (50,287,946)
Service and distribution fees waived and/or reimbursed — class specific (69,243) (24,423,914) (16) (1,387,512) (9,662,176)
Total expenses after fees waived and/or reimbursed .................
3,113,731 86,402,802 3,982,916 7,171,338 68,129,885
Net investment income .....................................
1,971,049 64,728,308 2,137,884 3,554,606 34,366,745
REALIZED AND UNREALIZED GAIN (LOSS) $ 146,084 $ (182,655) $ (2,640,956) $ (4,548,162) $ (87,466)
Net realized gain (loss) from investments ....................... 146,084 (182,655) 8,699 10,024 (87,466)
Net change in unrealized depreciation on investments .............. — — (2,649,655) (4,558,186) —
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS ......................................
$ 2,117,133 $ 64,545,653 $ (503,072) $ (993,556) $ 34,279,279
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2022

Financial Statements
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ................................................... $ 94,307,413 $ 4,037,562 $ 249,048 $ 94,759
Total investment income ...................................................
94,307,413 4,037,562 249,048 94,759
EXPENSES
Management ......................................................... 101,177,700 6,181,285 540,914 214,155
Service and distribution — class specific ...................................... 4,801,934 5,984 — —
Registration ......................................................... 4,458,540 104,475 47,850 27,524
Custodian ........................................................... 589,480 17,027 4,107 3,136
Transfer agent ........................................................ 191,716 22,959 1,346 1,132
Trustees and Officer .................................................... 159,183 10,699 4,496 4,127
Professional ......................................................... 132,261 19,241 27,006 19,414
Miscellaneous ........................................................ 204,178 37,192 12,701 13,101
Total expenses .........................................................
111,714,992 6,398,862 638,420 282,589
Less: – – – –
Fees waived and/or reimbursed by the Manager ............................... (49,574,935) (3,555,789) (469,383) (220,850)
Service and distribution fees waived and/or reimbursed — class specific ............... (4,188,498) (4,644) — —
Total expenses after fees waived and/or reimbursed ................................
57,951,559 2,838,429 169,037 61,739
Net investment income ....................................................
36,355,854 1,199,133 80,011 33,020
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,596,422 $ (668,051) $ (4,974) $ 174
Net realized gain from investments .......................................... 2,596,422 36,200 — —
Net change in unrealized appreciation (depreciation) on investments ................... — (704,251) (4,974) 174
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 38,952,276 $ 531,082 $ 75,037 $ 33,194
See notes to financial statements.

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................... $ 1,971,049 $ 197,183 $ 64,728,308 $ 27,353,818
Net realized gain (loss) ................................................... 146,084 174,919 (182,655) 3,354,063
Net increase in net assets resulting from operations ..................................
2,117,133 372,102 64,545,653 30,707,881
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional .......................................................... (2,181,086) (856,148) (55,089,496) (36,593,415)
  Administration ........................................................ (12,025) (15,249) (6,207,228) (847,853)
  Bancroft Capital Shares .................................................. (17) — — —
  Cabrera Capital Markets Shares ............................................ (17) — — —
  Capital ............................................................. — — (3,007,799) (5,093,642)
  Cash Management ..................................................... (1,594) (2,109) (83,307) (128,908)
  Cash Reserve ........................................................ (4) (42) (726,278) (1,591,606)
  Dollar .............................................................. (590) (3,393) (425,928) (807,667)
  Mischler Financial Group Shares ............................................ (10,042) — (549,181) (82,914)
  Premier ............................................................. — — (26,849) (2,205)
  Private Client ......................................................... — — (31) (67)
  Select .............................................................. — — (98,448) (184,048)
  Penserra Shares ...................................................... (14) — — —
Decrease in net assets resulting from distributions to shareholders ........................
(2,205,389) (876,941) (66,214,545) (45,332,325)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ........................
973,231,488 413,281,524 14,274,485,526 3,447,674,638
NET ASSETS
Total increase in net assets .................................................. 973,143,232 412,776,685 14,272,816,634 3,433,050,194
Beginning of period .......................................................
5,021,239,837 4,608,463,152 167,557,884,292 164,124,834,098
End of period ...........................................................
$ 5,994,383,069 $ 5,021,239,837 $ 181,830,700,926 $ 167,557,884,292
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
TempCash TempFund
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 2,137,884 $ 4,106,417 $ 3,554,606 $ 4,385,685
Net realized gain ........................................................ 8,699 54,111 10,024 110,809
Net change in unrealized appreciation (depreciation) ................................ (2,649,655) (2,666,357) (4,558,186) (2,511,359)
Net increase (decrease) in net assets resulting from operations ...........................
(503,072) 1,494,171 (993,556) 1,985,135
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (2,137,865) (4,414,196) (3,635,174) (5,306,972)
  Administration ......................................................... — — (3,180) (3,271)
  Cabrera Capital Markets Shares ............................................. — — (24) —
  Capital .............................................................. — — (778) (625)
  Cash Management ...................................................... — — (68,594) (150,131)
  Cash Reserve ......................................................... — — (2,080) (2,699)
  Dollar ............................................................... (2) (4) (16,150) (34,335)
  Premier .............................................................. (17) (18) — —
  Private Client .......................................................... — — (132) (273)
Decrease in net assets resulting from distributions to shareholders .........................
(2,137,884) (4,414,218) (3,726,112) (5,498,306)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(1,530,072,939) (4,848,448,403) (836,031,642) (2,973,071,701)
NET ASSETS
Total decrease in net assets .................................................. (1,532,713,895) (4,851,368,450) (840,751,310) (2,976,584,872)
Beginning of period ........................................................
5,786,831,832 10,638,200,282 8,654,450,497 11,631,035,369
End of period ............................................................
$ 4,254,117,937 $ 5,786,831,832 $ 7,813,699,187 $ 8,654,450,497
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
T-Fund Treasury Trust Fund
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................... $ 34,366,745 $ 6,527,325 $ 36,355,854 $ 5,054,524
Net realized gain (loss) ........................................... (87,466) 2,034,133 2,596,422 1,328,151
Net increase in net assets resulting from operations ..........................
34,279,279 8,561,458 38,952,276 6,382,675
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional .................................................. (30,817,722) (14,675,809) (38,570,696) (9,193,212)
  Administration ................................................ (4,009,973) (76,283) (128,535) (58,136)
  Capital ..................................................... (660,226) (3,085,773) (795) (140)
  Cash Management ............................................. (28,052) (146,495) (1,397) (5,621)
  Cash Reserve ................................................ (9,713) (64,004) (4,445) (12,927)
  Dollar ...................................................... (81,066) (145,206) (60,146) (121,091)
  Premier ..................................................... (19,962) (1,273) — —
  Select ...................................................... (1,428) (7,954) (31,035) (58,575)
Decrease in net assets resulting from distributions to shareholders ................
(35,628,142) (18,202,797) (38,797,049) (9,449,702)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................
1,329,152,893 14,842,780,470 15,071,458,208 43,035,065,014
NET ASSETS
Total increase in net assets .......................................... 1,327,804,030 14,833,139,131 15,071,613,435 43,031,997,987
Beginning of period ...............................................
121,199,470,698 106,366,331,567 101,031,629,758 57,999,631,771
End of period ...................................................
$ 122,527,274,728 $ 121,199,470,698 $ 116,103,243,193 $ 101,031,629,758
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
MuniCash California Money Fund
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,199,133 $ 451,851 $ 80,011 $ 19,235
Net realized gain ........................................................ 36,200 238,132 — 168,937
Net change in unrealized appreciation (depreciation) ................................ (704,251) (196,538) (4,974) (2,445)
Net increase in net assets resulting from operations ...................................
531,082 493,445 75,037 185,727
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (1,428,171) (451,547) (248,948) (23,645)
  Dollar ............................................................... (360) (304) — —
Decrease in net assets resulting from distributions to shareholders .........................
(1,428,531) (451,851) (248,948) (23,645)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(2,127,555,840) 209,822,087 44,170,189 53,328,647
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,128,453,289) 209,863,681 43,996,278 53,490,729
Beginning of period ........................................................
5,373,607,093 5,163,743,412 207,156,955 153,666,226
End of period ............................................................
$ 3,245,153,804 $ 5,373,607,093 $ 251,153,233 $ 207,156,955
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
New York Money Fund
Six Months Ended
04/30/22
(unaudited)
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 33,020 $ 10,632
Net change in unrealized appreciation (depreciation) .............................................................. 174 (4,222)
Net increase in net assets resulting from operations .................................................................
33,194 6,410
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (33,020) (10,632)
Decrease in net assets resulting from distributions to shareholders .......................................................
(33,020) (10,632)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
47,439,887 (90,177,839)
NET ASSETS
Total increase (decrease) in net assets ......................................................................... 47,440,061 (90,182,061)
Beginning of period ......................................................................................
59,800,106 149,982,167
End of period ..........................................................................................
$ 107,240,167 $ 59,800,106
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0003  0.0000
(a)
0.0051  0.0214  0.0151  0.0059
Net realized gain (loss) ..........
0.0000
(a)
0.0001  0.0014  0.0000
(a)
(0.0001) 0.0001
Net increase from investment operations 0.0003  0.0001  0.0065  0.0214  0.0150  0.0060
Distributions
(b)
– – – – – –
From net investment income ......
(0.0003) (0.0000)
(c)
(0.0064) (0.0214) (0.0150) (0.0060)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
—  (0.0000)
(c)
Total distributions ............... (0.0003) (0.0001) (0.0065) (0.0214) (0.0150) (0.0060)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.03% — — — — —
Based on net asset value .......... 0.03%
(e)
0.02% 0.65% 2.16% 1.51% 0.61%
Ratios to Average Net Assets
Total expenses .................
0.21%
(f)
0.23% 0.23% 0.25% 0.24% 0.24%
Total expenses after fees waived and/or
reimbursed ..................
0.09%
(f)
0.09% 0.17% 0.17% 0.17% 0.17%
Net investment income ...........
0.06%
(f)
0.00%
(g)
0.51% 2.14% 1.51% 0.59%
Supplemental Data
Net assets, end of period (000) ...... $ 5,921,701  $ 4,912,973  $ 4,488,126  $ 3,442,530  $ 2,996,754  $ 2,756,560
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Administration
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........
0.0001  0.0000
(a)
0.0051  0.0204  0.0140  0.0056
Net realized gain (loss) ...........
0.0001  0.0001  0.0006  0.0000
(a)
0.0000
(a)
(0.0006)
Net increase from investment operations . 0.0002  0.0001  0.0057  0.0204  0.0140  0.0050
Distributions
(b)
– – – – – –
From net investment income .......
(0.0002) (0.0000)
(c)
(0.0056) (0.0204) (0.0140) (0.0050)
From net realized gain ............
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
—  (0.0000)
(c)
Total distributions ................ (0.0002) (0.0001) (0.0057) (0.0204) (0.0140) (0.0050)
Net asset value, end of period ....... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.02% — — — — —
Based on net asset value ........... 0.02%
(e)
0.02% 0.57% 2.06% 1.41% 0.51%
Ratios to Average Net Assets
Total expenses ..................
0.31%
(f)
0.33% 0.33% 0.35% 0.34% 0.34%
Total expenses after fees waived and/or
reimbursed ...................
0.10%
(f)
0.08% 0.24% 0.27% 0.27% 0.27%
Net investment income ............
0.03%
(f)
0.00%
(g)
0.51% 2.05% 1.40% 0.56%
Supplemental Data
Net assets, end of period (000) ....... $ 42,318  $ 87,091  $ 78,219  $ 80,271  $ 75,807  $ 68,102
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid
Federal Trust Fund
Bancroft Capital
Shares
Period from
11/01/21
(a)
to 04/30/22
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 1.00
Net investment income ..............................................................................................
0.0003
Net realized gain ..................................................................................................
0.0000
(b)
Net increase from investment operations .................................................................................... 0.0003
Distributions
(c)
–
From net investment income ..........................................................................................
(0.0003)
From net realized gain ...............................................................................................
(0.0000)
(d)
Total distributions ................................................................................................... (0.0003)
Net asset value, end of period .......................................................................................... $ 1.00
Total Return
(e)
0.03%
Based on net asset value .............................................................................................. 0.03%
(f)
Ratios to Average Net Assets
Total expenses .....................................................................................................
0.21%
(g)
Total expenses after fees waived and/or reimbursed ............................................................................
0.09%
(g)
Net investment income ...............................................................................................
0.06%
(g)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid
Federal Trust Fund
Cabrera Capital
Markets Shares
Period from
11/01/21
(a)
to 04/30/22
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 1.00
Net investment income ..............................................................................................
0.0003
Net realized gain ..................................................................................................
0.0000
(b)
Net increase from investment operations .................................................................................... 0.0003
Distributions
(c)
–
From net investment income ..........................................................................................
(0.0003)
From net realized gain ...............................................................................................
(0.0000)
(d)
Total distributions ................................................................................................... (0.0003)
Net asset value, end of period .......................................................................................... $ 1.00
Total Return
(e)
0.03%
Based on net asset value .............................................................................................. 0.03%
(f)
Ratios to Average Net Assets
Total expenses .....................................................................................................
0.21%
(g)
Total expenses after fees waived and/or reimbursed ............................................................................
0.09%
(g)
Net investment income ...............................................................................................
0.06%
(g)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Cash Management
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0001  0.0000
(a)
0.0022  0.0164  0.0099  0.0012
Net realized gain ..............
0.0000
(a)
0.0001  0.0016  0.0000
(a)
0.0001  0.0004
Net increase from investment operations 0.0001  0.0001  0.0038  0.0164  0.0100  0.0016
Distributions
(b)
– – – – – –
From net investment income ......
(0.0001) (0.0000)
(c)
(0.0037) (0.0164) (0.0100) (0.0016)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
—  (0.0000)
(c)
Total distributions ............... (0.0001) (0.0001) (0.0038) (0.0164) (0.0100) (0.0016)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.01% — — — — —
Based on net asset value .......... 0.01%
(e)
0.02% 0.38% 1.65% 1.01% 0.16%
Ratios to Average Net Assets
Total expenses .................
0.71%
(f)
0.73% 0.73% 0.75% 0.74% 0.74%
Total expenses after fees waived and/or
reimbursed ..................
0.15%
(f)
0.08% 0.36% 0.67% 0.67% 0.59%
Net investment income ...........
0.02%
(f)
0.00%
(g)
0.22% 1.65% 0.99% 0.12%
Supplemental Data
Net assets, end of period (000) ...... $ 16,224  $ 10,191  $ 10,809  $ 11,839  $ 13,175  $ 15,174
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0001  0.0000
(a)
0.0032  0.0189  0.0116  0.0035
Net reali zed gain ..............
0.0000
(a)
0.0001  0.0018  0.0000
(a)
0.0009  0.0001
Net increase from investment operations 0.0001  0.0001  0.0050  0.0189  0.0125  0.0036
Distributions
(b)
– – – – – –
From net investment income ......
(0.0001) (0.0000)
(c)
(0.0049) (0.0189) (0.0125) (0.0036)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
—  (0.0000)
(c)
Total distributions ............... (0.0001) (0.0001) (0.0050) (0.0189) (0.0125) (0.0036)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.01% — — — — —
Based on net asset value .......... 0.01%
(e)
0.02% 0.49% 1.91% 1.26% 0.36%
Ratios to Average Net Assets
Total expenses .................
0.46%
(f)
0.48% 0.48% 0.50% 0.49% 0.49%
Total expenses after fees waived and/or
reimbursed ..................
0.14%
(f)
0.09% 0.29% 0.42% 0.42% 0.42%
Net investment income ...........
0.01%
(f)
0.00%
(g)
0.32% 1.90% 1.16% 0.35%
Supplemental Data
Net assets, end of period (000) ...... $ 4,940  $ 10,977  $ 30,848  $ 11,152  $ 13,751  $ 133,962
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid
Federal Trust Fund
Mischler Financial
Group Shares
Period from
11/01/21
(a)
to 04/30/22
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 1.00
Net investment income ..............................................................................................
0.0011
Net realized loss ..................................................................................................
(0.0008)
(b)
Net increase from investment operations .................................................................................... 0.0003
Distributions
(c)
–
From net investment income ..........................................................................................
(0.0003)
From net realized gain ...............................................................................................
(0.0000)
(d)
Total distributions ................................................................................................... (0.0003)
Net asset value, end of period .......................................................................................... $ 1.00
Total Return
(e)
0.03%
Based on net asset value .............................................................................................. 0.03%
(f)
Ratios to Average Net Assets
Total expenses .....................................................................................................
0.22%
(g)
Total expenses after fees waived and/or reimbursed ............................................................................
0.17%
(g)
Net investment income ...............................................................................................
0.23%
(g)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 9,050
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid
Federal Trust Fund
Penserra Shares
Period from
01/21/22
(a)
to 04/30/22
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 1.00
Net investment income ..............................................................................................
0.0003
Net realized gain ..................................................................................................
0.0000
(b)
Net increase from investment operations .................................................................................... 0.0003
Distributions from net investment income
(c)
................................................................................ (0.0003)
Net asset value, end of period .......................................................................................... $ 1.00
Total Return
(d)
0.03%
Based on net asset value .............................................................................................. 0.03%
(e)
Ratios to Average Net Assets
Total expenses .....................................................................................................
0.21%
(f)
Total expenses after fees waived and/or reimbursed ............................................................................
0.13%
(f)
Net investment income ...............................................................................................
0.10%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
2
FedFund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........
0.0004  0.0002  0.0054  0.0217  0.0152  0.0065
Net realized gain ...............
0.0000
(a)
0.0001  0.0010  0.0001  0.0001  0.0001
Net increase from investment operations . 0.0004  0.0003  0.0064  0.0218  0.0153  0.0066
Distributions
(b)
– – – – – –
From net investment income .......
(0.0004) (0.0002) (0.0063) (0.0218) (0.0153) (0.0066)
From net realized gain ............
(0.0000)
(c)
(0.0001) (0.0001) —  —  —
Total distributions ................ (0.0004) (0.0003) (0.0064) (0.0218) (0.0153) (0.0066)
Net asset value, end of period ....... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.04% — — — — —
Based on net asset value ........... 0.04%
(e)
0.03% 0.64% 2.20% 1.54% 0.66%
Ratios to Average Net Assets
Total expenses ..................
0.19%
(f)
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or
reimbursed ...................
0.09%
(f)
0.08% 0.17% 0.17% 0.17% 0.15%
Net investment income ............
0.08%
(f)
0.02% 0.54% 2.17% 1.52% 0.65%
Supplemental Data
Net assets, end of period (000) ....... $ 140,429,975  $ 127,458,227  $ 141,084,816  $ 93,106,503  $ 74,278,100  $ 78,004,801
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

FedFund
Administration
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........
0.0006  0.0002  0.0054  0.0207  0.0145  0.0057
Net realized gain (loss) ...........
(0.0003) 0.0001  0.0002  0.0001  (0.0002) (0.0001)
Net increase from investment operations . 0.0003  0.0003  0.0056  0.0208  0.0143  0.0056
Distributions
(a)
– – – – – –
From net investment income .......
(0.0003) (0.0002) (0.0055) (0.0208) (0.0143) (0.0056)
From net realized gain ............
(0.0000)
(b)
(0.0001) (0.0001) —  —  —
Total distributions ................ (0.0003) (0.0003) (0.0056) (0.0208) (0.0143) (0.0056)
Net asset value, end of period ....... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
0.03% — — — — —
Based on net asset value ........... 0.03%
(d)
0.03% 0.56% 2.10% 1.44% 0.56%
Ratios to Average Net Assets
Total expenses ..................
0.29%
(e)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or
reimbursed ...................
0.21%
(e)
0.08% 0.24% 0.27% 0.27% 0.26%
Net investment income ............
0.12%
(e)
0.02% 0.54% 2.07% 1.45% 0.57%
Supplemental Data
Net assets, end of period (000) ....... $ 29,528,930  $ 3,021,092  $ 2,977,997  $ 2,870,758  $ 2,500,290  $ 2,436,503
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Capital
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
Period from
11/10/17
(a)
to 10/31/18 2021 2020 2019
Net asset value, beginning of period ..................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................
0.0001  0.0002  0.0051  0.0213  0.0172
Net realized gain (loss) ...........................
0.0002
(b)
0.0001  0.0009  0.0001  (0.0026)
Net increase from investment operations ................. 0.0003  0.0003  0.0060  0.0214  0.0146
Distributions
(c)
– – – – –
From net investment income .......................
(0.0003) (0.0002) (0.0059) (0.0214) (0.0146)
From net realized gain ............................
(0.0000)
(d)
(0.0001) (0.0001) —  —
Total distributions ................................ (0.0003) (0.0003) (0.0060) (0.0214) (0.0146)
Net asset value, end of period ....................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.04% — — — —
Based on net asset value ........................... 0.04%
(f)
0.03% 0.60% 2.16% 1.47%
(f)
Ratios to Average Net Assets
Total expenses ..................................
0.24%
(g)
0.24% 0.24% 0.24% 0.24%
(g)
Total expenses after fees waived and/or reimbursed .........
0.07%
(g)
0.07% 0.21% 0.21% 0.21%
(g)
Net investment income ............................
0.03%
(g)
0.02% 0.51% 2.13% 1.77%
(g)
Supplemental Data
Net assets, end of period (000) ....................... $ 1,520  $ 25,722,827  $ 11,247,218  $ 8,078,893  $ 7,138,766
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

FedFund
Cash Management
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0001  0.0002  0.0035  0.0165  0.0100  0.0020
Net realized gain ................
0.0000
(a)(b)
0.0001  0.0003  0.0003  0.0003  0.0001
Net increase from investment operations .. 0.0001  0.0003  0.0038  0.0168  0.0103  0.0021
Distributions
(c)
– – – – – –
From net investment income ........
(0.0001) (0.0002) (0.0037) (0.0168) (0.0103) (0.0021)
From net realized gain .............
(0.0000)
(d)
(0.0001) (0.0001) —  —  —
Total distributions ................. (0.0001) (0.0003) (0.0038) (0.0168) (0.0103) (0.0021)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.01% — — — — —
Based on net asset value ............ 0.01%
(f)
0.03% 0.38% 1.69% 1.04% 0.21%
Ratios to Average Net Assets
Total expenses ...................
0.69%
(g)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or
reimbursed ....................
0.15%
(g)
0.08% 0.42% 0.67% 0.67% 0.61%
Net investment income .............
0.02%
(g)
0.02% 0.35% 1.65% 1.00% 0.20%
Supplemental Data
Net assets, end of period (000) ........ $ 712,951  $ 590,584  $ 440,893  $ 377,591  $ 154,607  $ 106,798
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Reserve
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0001  0.0002  0.0040  0.0178  0.0115  0.0032
Net realized gain (loss) ............
0.0000
(a)(b)
0.0001  0.0002  0.0000
(a)
(0.0002) (0.0004)
Net increase from investment operations .. 0.0001  0.0003  0.0042  0.0178  0.0113  0.0028
Distributions
(c)
– – – – – –
From net investment income ........
(0.0001) (0.0002) (0.0041) (0.0178) (0.0113) (0.0028)
From net realized gain .............
(0.0000)
(d)
(0.0001) (0.0001) —  —  —
Total distributions ................. (0.0001) (0.0003) (0.0042) (0.0178) (0.0113) (0.0028)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.01% — — — — —
Based on net asset value ............ 0.01%
(f)
0.03% 0.42% 1.79% 1.14% 0.28%
Ratios to Average Net Assets
Total expenses ...................
0.59%
(g)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or
reimbursed ....................
0.15%
(g)
0.08% 0.39% 0.57% 0.57% 0.55%
Net investment income .............
0.02%
(g)
0.02% 0.40% 1.78% 1.15% 0.32%
Supplemental Data
Net assets, end of period (000) ........ $ 5,675,014  $ 5,518,536  $ 5,079,903  $ 4,907,193  $ 1,649,400  $ 814,974
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

FedFund
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0001  0.0002  0.0039  0.0195  0.0129  0.0039
Net realized gain (loss) ............
0.0000
(a)(b)
0.0001  0.0009  0.0000
(a)
(0.0001) 0.0002
Net increase from investment operations .. 0.0001  0.0003  0.0048  0.0195  0.0128  0.0041
Distributions
(c)
– – – – – –
From net investment income ........
(0.0001) (0.0002) (0.0047) (0.0195) (0.0128) (0.0041)
From net realized gain .............
(0.0000)
(d)
(0.0001) (0.0001) —  —  —
Total distributions ................. (0.0001) (0.0003) (0.0048) (0.0195) (0.0128) (0.0041)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.01% — — — — —
Based on net asset value ............ 0.01%
(f)
0.03% 0.48% 1.97% 1.29% 0.41%
Ratios to Average Net Assets
Total expenses ...................
0.44%
(g)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or
reimbursed ....................
0.15%
(g)
0.08% 0.31% 0.42% 0.42% 0.40%
Net investment income .............
0.03%
(g)
0.02% 0.39% 1.95% 1.29% 0.39%
Supplemental Data
Net assets, end of period (000) ........ $ 3,030,218  $ 2,863,692  $ 2,991,892  $ 2,307,110  $ 1,776,032  $ 1,714,598
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Mischler Financial Group Shares
Six Months
Ended
04/30/22
(unaudited)
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ....................................................................
$ 1.00  $ 1.00
Net investment income .............................................................................
0.0004  0.0001
Net realized gain .................................................................................
0.0000
(b)(c)
0.0001
Net increase from investment operations ................................................................... 0.0004  0.0002
Distributions
(d)
– –
From net investment income .........................................................................
(0.0004) (0.0001)
From net realized gain ..............................................................................
(0.0000)
(e)
(0.0001)
Total distributions .................................................................................. (0.0004) (0.0002)
Net asset value, end of period ......................................................................... $ 1.00  $ 1.00
Total Return
(f)
0.04% —
Based on net asset value ............................................................................. 0.04%
(g)
0.02%
(g)
Ratios to Average Net Assets
Total expenses ....................................................................................
0.19%
(h)
0.19%
(h)
Total expenses after fees waived and/or reimbursed ...........................................................
0.09%
(h)
0.05%
(h)
Net investment income ..............................................................................
0.07%
(h)
0.03%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................... $ 1,764,887  $ 1,636,430
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

FedFund
Premier
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
Period from
07/26/19
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................................
0.0007  0.0002  0.0062  0.0051
Net realized gain (loss) ...........................................
(0.0003) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations ................................. 0.0004  0.0003  0.0064  0.0051
Distributions
(c)
– – – –
From net investment income .......................................
(0.0004) (0.0002) (0.0063) (0.0051)
From net realized gain ............................................
(0.0000)
(d)
(0.0001) (0.0001) —
Total distributions ................................................ (0.0004) (0.0003) (0.0064) (0.0051)
Net asset value, end of period ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.04% — — —
Based on net asset value ........................................... 0.04%
(f)
0.03% 0.64% 0.51%
(f)
Ratios to Average Net Assets
Total expenses ..................................................
0.19%
(g)
0.19% 0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed .........................
0.11%
(g)
0.06% 0.17% 0.17%
(g)
Net investment income ............................................
0.14%
(g)
0.02% 0.62% 1.95%
(g)
Supplemental Data
Net assets, end of period (000) ....................................... $ 98,200  $ 18,892  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Private Client
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0001  0.0002  0.0036  0.0166  0.0090  0.0020
Net realized gain ................
0.0000
(a)(b)
0.0001  0.0002  0.0001  0.0012  0.0001
Net increase from investment operations .. 0.0001  0.0003  0.0038  0.0167  0.0102  0.0021
Distributions
(c)
– – – – – –
From net investment income ........
(0.0001) (0.0002) (0.0037) (0.0167) (0.0102) (0.0021)
From net realized gain .............
(0.0000)
(d)
(0.0001) (0.0001) —  —  —
Total distributions ................. (0.0001) (0.0003) (0.0038) (0.0167) (0.0102) (0.0021)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.01% 100.00% — — — —
Based on net asset value ............ 0.01%
(f)
0.03% 0.38% 1.68% 1.02% 0.21%
Ratios to Average Net Assets
Total expenses ...................
1.04%
(g)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or
reimbursed ....................
0.15%
(g)
0.08% 0.43% 0.68% 0.68% 0.60%
Net investment income .............
0.02%
(g)
0.02% 0.36% 1.66% 0.90% 0.20%
Supplemental Data
Net assets, end of period (000) ........ $ 252  $ 252  $ 252  $ 230  $ 768  $ 1,782
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

FedFund
Select
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0001  0.0002  0.0021  0.0133  0.0066  0.0005
Net realized gain (loss) ............
0.0000
(a)(b)
0.0001  0.0004  0.0002  0.0004  (0.0001)
Net increase from investment operations .. 0.0001  0.0003  0.0025  0.0135  0.0070  0.0004
Distributions
(c)
– – – – – –
From net investment income ........
(0.0001) (0.0002) (0.0024) (0.0135) (0.0070) (0.0004)
From net realized gain .............
(0.0000)
(d)
(0.0001) (0.0001) —  —  —
Total distributions ................. (0.0001) (0.0003) (0.0025) (0.0135) (0.0070) (0.0004)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.01% — — — — —
Based on net asset value ............ 0.01%
(f)
0.03% 0.26% 1.36% 0.71% 0.04%
Ratios to Average Net Assets
Total expenses ...................
1.04%
(g)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or
reimbursed ....................
0.15%
(g)
0.08% 0.54% 1.00% 1.00% 0.77%
Net investment income .............
0.02%
(g)
0.02% 0.22% 1.33% 0.66% 0.05%
Supplemental Data
Net assets, end of period (000) ........ $ 588,754  $ 727,352  $ 301,826  $ 256,241  $ 195,297  $ 340,742
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002  $ 1.0000
Net investment income ..........
0.0004  0.0005  0.0084  0.0233  0.0188  0.0108
Net realized and unrealized gain (loss)
(0.0004) (0.0003) 0.0004  0.0005  (0.0010) (0.0022)
Net increase from investment operations 0.0000  0.0002  0.0088  0.0238  0.0178  0.0086
Distributions
(a)
– – – – – –
From net investment income ......
(0.0005) (0.0005) (0.0085) (0.0235) (0.0177) (0.0084)
From net realized gain ...........
—  —  (0.0000)
(b)
(0.0000)
(b)
—  —
Total distributions ............... (0.0005) (0.0005) (0.0085) (0.0235) (0.0177) (0.0084)
Net asset value, end of period ...... $ 1.0001  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002
Total Return
(c)
— — — — — —
Based on net asset value .......... 0.00%
(d) (e)
0.02% 0.88% 2.41% 1.79% 0.87%
Ratios to Average Net Assets
Total expenses .................
0.27%
(f)
0.24% 0.23% 0.26% 0.33% 0.39%
Total expenses after fees waived and/or
reimbursed ..................
0.16%
(f)
0.17% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........
0.09%
(f)
0.05% 0.84% 2.33% 1.88% 1.08%
Supplemental Data
Net assets, end of period (000) ...... $ 4,254,064  $ 5,786,777  $ 10,638,146  $ 10,035,653  $ 4,875,313  $ 1,713,352
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

TempCash
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002  $ 1.0000
Net investment income ........
0.0001  (0.0000)
(a)
0.0062  0.1405
(b)
0.0122  0.0058
Net realized and unrealized gain
(loss) ..................
(0.0005) (0.0001) 0.0004  0.0156  0.0031  0.0004
Net increase (decrease) from
investment operations ...... (0.0004) (0.0001) 0.0066  0.1561  0.0153  0.0062
Distributions
(c)
– – – – – –
From net investment income ....
(0.0001) (0.0002) (0.0063) (0.1558) (0.0152) (0.0060)
From net realized gain .........
—  —  (0.0000)
(a)
(0.0000)
(a)
—  —
Total distributions ............. (0.0001) (0.0002) (0.0063) (0.1558) (0.0152) (0.0060)
Net asset value, end of period .... $ 1.0001  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002
Total Return
(d)
(0.04)% — — — — —
Based on net asset value ........ (0.04)%
(e)
(0.01)% 0.66% 15.90%
(b)
1.54% 0.62%
Ratios to Average Net Assets
Total expenses ...............
0.52%
(f)
0.50% 0.47% 0.51% 0.61% 0.71%
Total expenses after fees waived and/
or reimbursed ..............
0.23%
(f)
0.20% 0.40% 0.43% 0.43% 0.42%
Net investment income .........
0.03%
(f)
(0.00)%
(g)
0.62% 14.04% 1.22% 0.58%
Supplemental Data
Net assets, end of period (000) .... $ 18  $ 18  $ 18  $ 18  $ 15  $ 22,566
(a)
Amount is greater than $(0.00005) per share.
(b)
Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Premier
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
Period from
07/26/19
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period .................................
$ 1.0006  $ 1.0010  $ 1.0007  $ 1.0006
Net investment income ..........................................
0.0005  0.0005  0.0085  0.0055
Net realized and unrealized gain (loss) ................................
(0.0005) (0.0004) 0.0003  0.0001
Net increase from investment operations ................................ 0.0000  0.0001  0.0088  0.0056
Distributions
(b)
– – – –
From net investment income ......................................
(0.0005) (0.0005) (0.0085) (0.0055)
From net realized gain ...........................................
—  —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ............................................... (0.0005) (0.0005) (0.0085) (0.0055)
Net asset value, end of period ...................................... $ 1.0001  $ 1.0006  $ 1.0010  $ 1.0007
Total Return
(d)
— — — —
Based on net asset value .......................................... 0.00%
(e) (f)
0.01% 0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses .................................................
0.27%
(g)
0.25% 0.23% 0.24%
(g)
Total expenses after fees waived and/or reimbursed ........................
0.16%
(g)
0.16% 0.18% 0.18%
(g)
Net investment income ...........................................
0.10%
(g)
0.05% 0.84% 2.10%
(g)
Supplemental Data
Net assets, end of period (000) ...................................... $ 36  $ 37  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

TempFund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003  $ 1.0002
Net investment income .........
0.0004  0.0004  0.0084  0.0237  0.0177  0.0100
Net realized and unrealized gain (loss)
(0.0004) (0.0003) 0.0002  0.0003  0.0001  0.0001
Net increase from investment operations 0.0000  0.0001  0.0086  0.0240  0.0178  0.0101
Distributions
(a)
– – – – – –
From net investment income .....
(0.0005) (0.0005) (0.0083) (0.0237) (0.0178) (0.0100)
From net realized gain ..........
(0.0000)
(b)
—  (0.0001) (0.0000)
(b)
—  —
Total distributions .............. (0.0005) (0.0005) (0.0084) (0.0237) (0.0178) (0.0100)
Net asset value, end of period ..... $ 0.9999  $ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003
Total Return
(c)
— — — — — —
Based on net asset value ......... 0.00%
(d)(e)
0.01% 0.86%
(f)
2.42% 1.79% 1.01%
Ratios to Average Net Assets
Total expenses ................
0.24%
(g)
0.23% 0.22% 0.22% 0.22% 0.22%
Total expenses after fees waived and/or
reimbursed ................
0.16%
(g)
0.16% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........
0.09%
(g)
0.05% 0.84% 2.37% 1.77% 1.03%
Supplemental Data
Net assets, end of period (000) ..... $ 7,104,036  $ 7,923,377  $ 10,928,671  $ 10,609,770  $ 12,325,770  $ 12,940,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Administration
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004  $ 1.0002
Net investment income .........
0.0003  0.0002  0.0072  0.0227  0.0153  0.0090
Net realized and unrealized gain
(loss) ...................
(0.0005) (0.0002) 0.0004  0.0002  0.0015  0.0002
Net increase (decrease) from
investment operations ....... (0.0002) 0.0000  0.0076  0.0229  0.0168  0.0092
Distributions
(a)
– – – – – –
From net investment income .....
(0.0003) (0.0003) (0.0073) (0.0227) (0.0168) (0.0090)
From net realized gain ..........
(0.0000)
(b)
—  (0.0001) (0.0000)
(b)
—  —
Total distributions .............. (0.0003) (0.0003) (0.0074) (0.0227) (0.0168) (0.0090)
Net asset value, end of period ..... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004
Total Return
(c)
(0.02)% — — — — —
Based on net asset value ......... (0.02)%
(d)
0.00%
(e)
0.76%
(f)
2.31% 1.69% 0.93%
Ratios to Average Net Assets
Total expenses ................
0.34%
(g)
0.33% 0.32% 0.32% 0.32% 0.31%
Total expenses after fees waived and/or
reimbursed ................
0.18%
(g)
0.18% 0.28% 0.28% 0.28% 0.28%
Net investment income ..........
0.06%
(g)
0.02% 0.72% 2.27% 1.53% 1.01%
Supplemental Data
Net assets, end of period (000) ..... $ 9,987  $ 10,577  $ 9,524  $ 42,214  $ 23,965  $ 106,520
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

TempFund
Cabrera Capital
Markets Shares
Period from
11/01/21
(a)
to 04/30/22
(unaudited)
Net asset value, beginning of period ....................................................................................
$ 1.0005
Net investment income .............................................................................................
0.0005
Net realized and unrealized loss .......................................................................................
(0.0005)
Net increase from investment operations ................................................................................... 0.0000
Distributions
(b)
–
From net investment income .........................................................................................
(0.0005)
From net realized gain ..............................................................................................
(0.0000)
(c)
Total distributions .................................................................................................. (0.0005)
Net asset value, end of period ......................................................................................... $ 1.0000
Total Return
(d)
—
Based on net asset value ............................................................................................. 0.00%
(e)(f)
Ratios to Average Net Assets
Total expenses ....................................................................................................
0.25%
(g)
Total expenses after fees waived and/or reimbursed ..........................................................................
0.15%
(g)
Net investment income ..............................................................................................
0.09%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 50
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Capital
Six Months
Ended
04/30/22
(unaudited)
Year Ended
10/31/21
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period ................................................
$ 1.0005  $ 1.0008  $ 1.0010
Net investment income .........................................................
0.0004  0.0002  0.0002
Net realized and unrealized loss ...................................................
(0.0005) (0.0002) (0.0001)
Net increase (decrease) from investment operations ....................................... (0.0001) 0.0000  0.0001
Distributions
(b)
– – –
From net investment income .....................................................
(0.0004) (0.0003) (0.0002)
From net realized gain ..........................................................
(0.0000)
(c)
—  (0.0001)
Total distributions .............................................................. (0.0004) (0.0003) (0.0003)
Net asset value, end of period ..................................................... $ 1.0000  $ 1.0005  $ 1.0008
Total Return
(d)
(0.01)% — —
Based on net asset value ......................................................... (0.01)%
(e)
0.00%
(f)
0.01%
(e)(g)
Ratios to Average Net Assets
Total expenses ................................................................
0.30%
(h)
0.28% 0.27%
(h)
Total expenses after fees waived and/or reimbursed .......................................
0.18%
(h)
0.19% 0.23%
(h)
Net investment income ..........................................................
0.09%
(h)
0.02% 0.05%
(h)
Supplemental Data
Net assets, end of period (000) ..................................................... $ 2,673  $ 1,149  $ 3,223
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

TempFund
Cash Management
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003  $ 1.0002
Net investment income .........
0.0001  0.0002  0.0048  0.0188  0.0127  0.0050
Net realized and unrealized gain
(loss) ...................
(0.0005) (0.0002) 0.0002  0.0003  0.0001  0.0001
Net increase (decrease) from
investment operations ....... (0.0004) 0.0000  0.0050  0.0191  0.0128  0.0051
Distributions
(a)
– – – – – –
From net investment income .....
(0.0001) (0.0003) (0.0047) (0.0188) (0.0128) (0.0050)
From net realized gain ..........
(0.0000)
(b)
—  (0.0001) (0.0000)
(b)
—  —
Total distributions .............. (0.0001) (0.0003) (0.0048) (0.0188) (0.0128) (0.0050)
Net asset value, end of period ..... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003
Total Return
(c)
(0.04)% — — — — —
Based on net asset value ......... (0.04)%
(d)
0.00%
(e)
0.50%
(f)
1.92% 1.28% 0.51%
Ratios to Average Net Assets
Total expenses ................
0.74%
(g)
0.73% 0.73% 0.72% 0.72% 0.72%
Total expenses after fees waived and/or
reimbursed .................
0.23%
(g)
0.18% 0.54% 0.68% 0.68% 0.68%
Net investment income ..........
0.02%
(g)
0.02% 0.48% 1.88% 1.27% 0.49%
Supplemental Data
Net assets, end of period (000) ..... $ 571,751  $ 596,683  $ 576,228  $ 624,658  $ 632,405  $ 688,373
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cash Reserve
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003  $ 1.0002
Net investment income .........
0.0001  0.0002  0.0052  0.0231  0.0143  0.0060
Net realized and unrealized gain (loss)
(0.0005) (0.0002) 0.0008  0.0000
(a)
(0.0004) 0.0001
Net increase (decrease) from investment
operations ............... (0.0004) 0.0000  0.0060  0.0231  0.0139  0.0061
Distributions
(b)
– – – – – –
From net investment income .....
(0.0001) (0.0003) (0.0057) (0.0229) (0.0138) (0.0060)
From net realized gain ..........
(0.0000)
(c)
—  (0.0001) (0.0000)
(c)
—  —
Total distributions .............. (0.0001) (0.0003) (0.0058) (0.0229) (0.0138) (0.0060)
Net asset value, end of period ..... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003
Total Return
(d)
(0.04)% — — — — —
Based on net asset value ......... (0.04)%
(e)
0.00%
(f)
0.60%
(g)
2.33% 1.39% 0.61%
Ratios to Average Net Assets
Total expenses ................
0.64%
(h)
0.63% 0.63% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or
reimbursed .................
0.22%
(h)
0.17% 0.44% 0.50% 0.58% 0.58%
Net investment income ..........
0.02%
(h)
0.02% 0.52% 2.31% 1.43% 0.59%
Supplemental Data
Net assets, end of period (000) ..... $ 13,882  $ 14,234  $ 5,544  $ 4,296  $ 4,320  $ 3,341
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

TempFund
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004  $ 1.0002
Net investment income .........
0.0001  0.0002  0.0056  0.0221  0.0151  0.0075
Net realized and unrealized gain
(loss) ...................
(0.0005) (0.0002) 0.0009  0.0001  0.0002  0.0002
Net increase (decrease) from
investment operations ....... (0.0004) 0.0000  0.0065  0.0222  0.0153  0.0077
Distributions
(a)
– – – – – –
From net investment income .....
(0.0001) (0.0003) (0.0062) (0.0220) (0.0153) (0.0075)
From net realized gain ..........
(0.0000)
(b)
—  (0.0001) (0.0000)
(b)
—  —
Total distributions .............. (0.0001) (0.0003) (0.0063) (0.0220) (0.0153) (0.0075)
Net asset value, end of period ..... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004
Total Return
(c)
(0.04)% — — — — —
Based on net asset value ......... (0.04)%
(d)
0.00%
(e)
0.65%
(f)
2.24% 1.54% 0.77%
Ratios to Average Net Assets
Total expenses ................
0.49%
(g)
0.48% 0.48% 0.47% 0.47% 0.47%
Total expenses after fees waived and/or
reimbursed .................
0.22%
(g)
0.18% 0.38% 0.43% 0.43% 0.43%
Net investment income ..........
0.02%
(g)
0.02% 0.56% 2.21% 1.51% 0.78%
Supplemental Data
Net assets, end of period (000) ..... $ 110,201  $ 107,298  $ 106,802  $ 79,837  $ 80,471  $ 86,362
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Private Client
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003  $ 1.0002
Net investment income .........
0.0001  0.0002  0.0017  0.0190  0.0136  0.0050
Net realized and unrealized gain
(loss) ...................
(0.0005) (0.0002) 0.0033  (0.0001) (0.0007) 0.0001
Net increase (decrease) from
investment operations ....... (0.0004) 0.0000  0.0050  0.0189  0.0129  0.0051
Distributions
(a)
– – – – – –
From net investment income .....
(0.0001) (0.0003) (0.0047) (0.0187) (0.0128) (0.0050)
From net realized gain ..........
(0.0000)
(b)
—  (0.0001) (0.0000)
(b)
—  —
Total distributions .............. (0.0001) (0.0003) (0.0048) (0.0187) (0.0128) (0.0050)
Net asset value, end of period ..... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003
Total Return
(c)
(0.04)% — — — — —
Based on net asset value ......... (0.04)%
(d)
0.00%
(e)
0.50%
(f)
1.90% 1.29% 0.52%
Ratios to Average Net Assets
Total expenses ................
1.09%
(g)
1.08% 1.08% 1.07% 1.07% 1.07%
Total expenses after fees waived and/or
reimbursed .................
0.23%
(g)
0.18% 0.59% 0.68% 0.68% 0.68%
Net investment income ..........
0.02%
(g)
0.02% 0.17% 1.90% 1.36% 0.49%
Supplemental Data
Net assets, end of period (000) ..... $ 1,120  $ 1,131  $ 1,043  $ 1,165  $ 2,042  $ 1,295
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

2
T-Fund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0003  0.0001  0.0057  0.0215  0.0151  0.0063
Net realized gain (loss) ..........
0.0000
(a)
0.0001  0.0005  0.0001  0.0002  (0.0001)
Net increase from investment operations 0.0003  0.0002  0.0062  0.0216  0.0153  0.0062
Distributions
(b)
– – – – – –
From net investment income ......
(0.0003) (0.0001) (0.0061) (0.0216) (0.0153) (0.0062)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ............... (0.0003) (0.0002) (0.0062) (0.0216) (0.0153) (0.0062)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.03% 0.02% 0.62% 2.18% 1.54% 0.62%
Based on net asset value .......... 0.03%
(e)
0.02% 0.62%
(f)
2.18% 1.54% 0.62%
Ratios to Average Net Assets
Total expenses .................
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or
reimbursed ..................
0.11%
(g)
0.08% 0.17% 0.17% 0.17% 0.17%
Net investment income ...........
0.06%
(g)
0.01% 0.57% 2.15% 1.51% 0.63%
Supplemental Data
Net assets, end of period (000) ...... $ 99,370,552  $ 91,031,976  $ 88,266,743  $ 65,112,830  $ 57,671,676  $ 53,092,342
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Administration
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0007  0.0001  0.0056  0.0206  0.0146  0.0061
Net realized gain (loss) ..........
(0.0005) 0.0001  (0.0002) 0.0000
(a)
(0.0003) (0.0009)
Net increase from investment operations 0.0002  0.0002  0.0054  0.0206  0.0143  0.0052
Distributions
(b)
– – – – – –
From net investment income ......
(0.0002) (0.0001) (0.0053) (0.0206) (0.0143) (0.0052)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ............... (0.0002) (0.0002) (0.0054) (0.0206) (0.0143) (0.0052)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.02% — — — — —
Based on net asset value .......... 0.02%
(e)
0.01% 0.53%
(f)
2.08% 1.43% 0.52%
Ratios to Average Net Assets
Total expenses .................
0.29%
(g)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or
reimbursed ..................
0.26%
(g)
0.08% 0.25% 0.27% 0.27% 0.27%
Net investment income ...........
0.13%
(g)
0.01% 0.56% 2.08% 1.46% 0.61%
Supplemental Data
Net assets, end of period (000) ...... $ 20,198,145  $ 504,427  $ 489,691  $ 733,783  $ 924,933  $ 685,250
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

T-Fund
Capital
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
Period from
11/10/17
(a)
to 10/31/18 2021 2020 2019
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0000
(b)
0.0001  0.0048  0.0212  0.0172
Net realized gain (loss) ..........................
0.0003
(c)
0.0001  0.0010  0.0000
(b)
(0.0027)
Net increase from investment operations ................ 0.0003  0.0002  0.0058  0.0212  0.0145
Distributions
(d)
– – – – –
From net investment income ......................
(0.0003) (0.0001) (0.0057) (0.0212) (0.0145)
From net realized gain ...........................
(0.0000)
(e)
(0.0001) (0.0001) (0.0000)
(e)
(0.0000)
(e)
Total distributions ............................... (0.0003) (0.0002) (0.0058) (0.0212) (0.0145)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
0.03% — — — —
Based on net asset value .......................... 0.03%
(g)
0.01% 0.57%
(h)
2.14% 1.46%
(g)
Ratios to Average Net Assets
Total expenses .................................
0.24%
(i)
0.24% 0.24% 0.24% 0.24%
(i)
Total expenses after fees waived and/or reimbursed ........
0.09%
(i)
0.08% 0.21% 0.21% 0.21%
(i)
Net investment income ...........................
0.00%
(i)(j)
0.01% 0.48% 2.13% 1.76%
(i)
Supplemental Data
Net assets, end of period (000) ...................... $ 7,781  $ 27,304,259  $ 15,842,877  $ 10,347,984  $ 10,978,658
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
(j)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Management
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ........
0.0000
(a)
0.0001  0.0034  0.0164  0.0103  0.0015
Net realized gain ............
0.0000
(a)(b)
0.0001  0.0003  0.0003  0.0000
(a)
0.0003
Net increase from investment
operations .............. 0.0000  0.0002  0.0037  0.0167  0.0103  0.0018
Distributions
(c)
– – – – – –
From net investment income ....
(0.0000)
(d)
(0.0001) (0.0036) (0.0167) (0.0103) (0.0018)
From net realized gain .........
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions ............. (0.0000) (0.0002) (0.0037) (0.0167) (0.0103) (0.0018)
Net asset value, end of period .... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ........ 0.00%
(f)(g)
0.01% 0.37%
(h)
1.69% 1.03% 0.18%
Ratios to Average Net Assets
Total expenses ...............
0.69%
(i)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or
reimbursed ................
0.17%
(i)
0.08% 0.41% 0.67% 0.67% 0.58%
Net investment income .........
0.00%
(g)(i)
0.00%
(g)
0.34% 1.64% 1.03% 0.15%
Supplemental Data
Net assets, end of period (000) .... $ 986,108  $ 825,420  $ 1,009,514  $ 1,035,657  $ 600,314  $ 576,284
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

T-Fund
Cash Reserve
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........
0.0000
(a)
0.0001  0.0037  0.0176  0.0128  0.0027
Net realized gain (loss) .........
0.0000
(a)(b)
0.0001  0.0004  0.0000
(a)
(0.0015) (0.0002)
Net increase from investment operations 0.0000  0.0002  0.0041  0.0176  0.0113  0.0025
Distributions
(c)
– – – – – –
From net investment income .....
(0.0000)
(d)
(0.0001) (0.0040) (0.0176) (0.0113) (0.0025)
From net realized gain ..........
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions .............. (0.0000) (0.0002) (0.0041) (0.0176) (0.0113) (0.0025)
Net asset value, end of period ..... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ......... 0.00%
(f) (g)
0.01% 0.40%
(h)
1.78% 1.13% 0.25%
Ratios to Average Net Assets
Total expenses ................
0.59%
(i)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or
reimbursed .................
0.10%
(i)
0.07% 0.39% 0.57% 0.57% 0.55%
Net investment income ..........
0.00%
(g)(i)
0.01% 0.37% 1.78% 1.28% 0.27%
Supplemental Data
Net assets, end of period (000) ..... $ 106,878  $ 482,231  $ 56,822  $ 123,578  $ 239,734  $ 57,894
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........
0.0000
(a)
0.0001  0.0044  0.0191  0.0123  0.0035
Net realized gain .............
0.0000
(a)(b)
0.0001  0.0003  0.0000
(a)
0.0004  0.0002
Net increase from investment operations 0.0000  0.0002  0.0047  0.0191  0.0127  0.0037
Distributions
(c)
– – – – – –
From net investment income .....
(0.0000)
(d)
(0.0001) (0.0046) (0.0191) (0.0127) (0.0037)
From net realized gain ..........
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions .............. (0.0000) (0.0002) (0.0047) (0.0191) (0.0127) (0.0037)
Net asset value, end of period ..... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— 0.01% 0.46% 1.93% 1.28% 0.38%
Based on net asset value ......... 0.00%
(f)(g)
0.01% 0.46%
(h)
1.93% 1.28% 0.38%
Ratios to Average Net Assets
Total expenses ................
0.44%
(i)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or
reimbursed .................
0.17%
(i)
0.08% 0.32% 0.42% 0.42% 0.42%
Net investment income ..........
0.01%
(i)
0.01% 0.44% 1.92% 1.23% 0.35%
Supplemental Data
Net assets, end of period (000) ..... $ 1,704,598  $ 1,000,401  $ 670,205  $ 794,485  $ 1,230,374  $ 2,927,646
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

T-Fund
Premier
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
Period from
07/26/19
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0007  0.0001  0.0060  0.0050
Net realized gain (loss) ..........................................
(0.0004) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations ................................ 0.0003  0.0002  0.0062  0.0050
Distributions
(c)
– – – –
From net investment income ......................................
(0.0003) (0.0001) (0.0061) (0.0050)
From net realized gain ...........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions ............................................... (0.0003) (0.0002) (0.0062) (0.0050)
Net asset value, end of period ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.03% — — —
Based on net asset value .......................................... 0.03%
(f)
0.02% 0.61%
(g)
0.50%
(f)
Ratios to Average Net Assets
Total expenses .................................................
0.19%
(h)
0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ........................
0.13%
(h)
0.06% 0.17% 0.17%
(h)
Net investment income ...........................................
0.14%
(h)
0.01% 0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ...................................... $ 107,759  $ 12,958  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Select
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0000
(a)
0.0001  0.0011  0.0133  0.0051  0.0002
Net realized gain ..............
0.0000
(a)(b)
0.0001  0.0014  0.0000
(a)
0.0019  0.0000
(a)
Net increase from investment operations 0.0000  0.0002  0.0025  0.0133  0.0070  0.0002
Distributions
(c)
– – – – – –
From net investment income ......
(0.0000)
(d)
(0.0001) (0.0024) (0.0133) (0.0070) (0.0002)
From net realized gain ...........
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions ............... (0.0000) (0.0002) (0.0025) (0.0133) (0.0070) (0.0002)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......... 0.00%
(f) (g)
0.01% 0.24%
(h)
1.34% 0.70% 0.02%
Ratios to Average Net Assets
Total expenses .................
1.04%
(i)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or
reimbursed ..................
0.17%
(i)
0.07% 0.41% 1.00% 1.00% 0.75%
Net investment income ...........
0.00%
(g)(i)
0.01% 0.11% 1.37% 0.51% 0.02%
Supplemental Data
Net assets, end of period (000) ...... $ 45,454  $ 37,798  $ 30,444  $ 14,769  $ 19,710  $ 75,759
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0003  0.0001  0.0048  0.0212  0.0153  0.0060
Net realized gain (loss) ............
0.0000
(a)
0.0001  0.0015  0.0000
(a)
(0.0002) 0.0000
(a)
Net increase from investment operations .. 0.0003  0.0002  0.0063  0.0212  0.0151  0.0060
Distributions
(b)
– – – – – –
From net investment income ........
(0.0003) (0.0001) (0.0062) (0.0212) (0.0151) (0.0060)
From net realized gain .............
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ................. (0.0003) (0.0002) (0.0063) (0.0212) (0.0151) (0.0060)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.03% — — — — —
Based on net asset value ............ 0.03%
(e)
0.01% 0.63% 2.14% 1.52% 0.60%
Ratios to Average Net Assets
Total expenses ...................
0.19%
(f)
0.19% 0.19% 0.20% 0.20% 0.20%
Total expenses after fees waived and/or
reimbursed ....................
0.10%
(f)
0.06% 0.17% 0.17% 0.17% 0.17%
Net investment income .............
0.07%
(f)
0.01% 0.48% 2.12% 1.53% 0.60%
Supplemental Data
Net assets, end of period (000) ........ $ 113,932,009  $ 98,602,650  $ 56,400,526  $ 38,728,217  $ 30,530,122  $ 24,157,325
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Administration
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........
0.0002  0.0001  0.0058  0.0203  0.0136  0.0052
Net realized gain (loss) ...........
0.0000
(a)
0.0001  (0.0002) 0.0000
(a)
0.0005  (0.0002)
Net increase from investment operations . 0.0002  0.0002  0.0056  0.0203  0.0141  0.0050
Distributions
(b)
– – – – – –
From net investment income .......
(0.0002) (0.0001) (0.0055) (0.0203) (0.0141) (0.0050)
From net realized gain ............
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ................ (0.0002) (0.0002) (0.0056) (0.0203) (0.0141) (0.0050)
Net asset value, end of period ....... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.02% — — — — —
Based on net asset value ........... 0.02%
(e)
0.01% 0.56% 2.05% 1.42% 0.50%
Ratios to Average Net Assets
Total expenses ..................
0.29%
(f)
0.29% 0.29% 0.30% 0.30% 0.30%
Total expenses after fees waived and/or
reimbursed ...................
0.13%
(f)
0.07% 0.24% 0.26% 0.27% 0.27%
Net investment income ............
0.04%
(f)
0.01% 0.58% 2.03% 1.36% 0.52%
Supplemental Data
Net assets, end of period (000) ....... $ 569,453  $ 599,190  $ 399,846  $ 465,703  $ 413,618  $ 638,815
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Capital
Six Months
Ended
04/30/22
(unaudited)
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ...................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income ............................................................
0.0003  0.0001  0.0000
(b)
Net realized gain ................................................................
0.0000
(b)
0.0001  0.0000
(b)
Net increase from investment operations .................................................. 0.0003  0.0002  0.0000
Distributions
(c)
– – –
From net investment income ........................................................
(0.0003) (0.0001) —
From net realized gain .............................................................
(0.0000)
(d)
(0.0001) —
Total distributions ................................................................. (0.0003) (0.0002) —
Net asset value, end of period ........................................................ $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
0.03% — —
Based on net asset value ............................................................ 0.03%
(f)
0.01% 0.00%
(f)
Ratios to Average Net Assets
Total expenses ...................................................................
0.24%
(g)
0.24% 0.24%
(g)
Total expenses after fees waived and/or reimbursed ..........................................
0.12%
(g)
0.06% 0.17%
(g)
Net investment income (loss) .........................................................
0.05%
(g)
0.01% (0.03)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................ $ 3,234  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Management
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0000
(a)
0.0001  0.0034  0.0158  0.0098  0.0018
Net realized gain (loss) ..........
0.0000
(a)
0.0001  0.0003  0.0005  0.0003  (0.0002)
Net increase from investment operations 0.0000  0.0002  0.0037  0.0163  0.0101  0.0016
Distributions
(b)
– – – – – –
From net investment income ......
(0.0000)
(c)
(0.0001) (0.0036) (0.0163) (0.0101) (0.0016)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ............... (0.0000) (0.0002) (0.0037) (0.0163) (0.0101) (0.0016)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......... 0.00%
(e) (f)
0.01% 0.37% 1.64% 1.02% 0.16%
Ratios to Average Net Assets
Total expenses .................
0.69%
(g)
0.69% 0.69% 0.69% 0.70% 0.70%
Total expenses after fees waived and/or
reimbursed ..................
0.16%
(g)
0.08% 0.41% 0.67% 0.67% 0.63%
Net investment income ...........
0.00%
(f)(g)
0.01% 0.34% 1.58% 0.98% 0.18%
Supplemental Data
Net assets, end of period (000) ...... $ 31,436  $ 32,960  $ 53,101  $ 36,492  $ 13,843  $ 21,110
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Cash Reserve
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0000
(a)
0.0001  0.0040  0.0172  0.0124  0.0019
Net realized gain (loss) ..........
0.0000
(a)
0.0001  0.0001  0.0000
(a)
(0.0013) 0.0003
Net increase from investment operations 0.0000  0.0002  0.0041  0.0172  0.0111  0.0022
Distributions
(b)
– – – – – –
From net investment income ......
(0.0000)
(c)
(0.0001) (0.0040) (0.0172) (0.0111) (0.0022)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ............... (0.0000) (0.0002) (0.0041) (0.0172) (0.0111) (0.0022)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......... 0.00%
(e)(f)
0.01% 0.41% 1.74% 1.12% 0.22%
Ratios to Average Net Assets
Total expenses .................
0.59%
(g)
0.59% 0.59% 0.60% 0.60% 0.60%
Total expenses after fees waived and/or
reimbursed ..................
0.16%
(g)
0.07% 0.39% 0.57% 0.57% 0.52%
Net investment income ...........
0.00%
(f)(g)
0.01% 0.40% 1.73% 1.24% 0.19%
Supplemental Data
Net assets, end of period (000) ...... $ 100,954  $ 97,008  $ 102,984  $ 74,034  $ 8,044  $ 1,002
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........
0.0000
(a)
0.0001  0.0046  0.0194  0.0127  0.0035
Net realized gain (loss) ...........
0.0001  0.0001  0.0003  0.0002  (0.0001) 0.0000
(a)
Net increase from investment operations . 0.0001  0.0002  0.0049  0.0196  0.0126  0.0035
Distributions
(b)
– – – – – –
From net investment income .......
(0.0001) (0.0001) (0.0048) (0.0196) (0.0126) (0.0035)
From net realized gain ............
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ................ (0.0001) (0.0002) (0.0049) (0.0196) (0.0126) (0.0035)
Net asset value, end of period ....... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.01% — — — — —
Based on net asset value ........... 0.01%
(e)
0.01% 0.49% 1.98% 1.27% 0.35%
Ratios to Average Net Assets
Total expenses ..................
0.44%
(f)
0.44% 0.44% 0.44% 0.45% 0.45%
Total expenses after fees waived and/or
reimbursed ...................
0.16%
(f)
0.07% 0.30% 0.40% 0.42% 0.42%
Net investment income ............
0.01%
(f)
0.01% 0.46% 1.94% 1.27% 0.35%
Supplemental Data
Net assets, end of period (000) ....... $ 808,248  $ 1,035,846  $ 939,241  $ 977,335  $ 482,014  $ 483,138
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Select
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........
0.0000
(a)
0.0001  0.0016  0.0129  0.0067  0.0001
Net realized gain ..............
0.0000
(a)
0.0001  0.0008  0.0001  0.0001  0.0001
Net increase from investment operations 0.0000  0.0002  0.0024  0.0130  0.0068  0.0002
Distributions
(b)
– – – – – –
From net investment income ......
(0.0000)
(c)
(0.0001) (0.0023) (0.0130) (0.0068) (0.0002)
From net realized gain ...........
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ............... (0.0000) (0.0002) (0.0024) (0.0130) (0.0068) (0.0002)
Net asset value, end of period ...... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......... 0.00%
(e)(f)
0.01% 0.24% 1.30% 0.68% 0.02%
Ratios to Average Net Assets
Total expenses .................
1.04%
(g)
1.04% 1.04% 1.05% 1.05% 1.05%
Total expenses after fees waived and/or
reimbursed ..................
0.16%
(g)
0.06% 0.45% 1.00% 1.00% 0.68%
Net investment income ...........
0.00%
(f)(g)
0.01% 0.16% 1.29% 0.67% 0.01%
Supplemental Data
Net assets, end of period (000) ...... $ 657,908  $ 660,676  $ 103,647  $ 38,265  $ 39,675  $ 38,309
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
MuniCash
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003  $ 1.0001
Net investment income ...........
0.0003  0.0001  0.0051  0.0137  0.0112  0.0060
Net realized and unrealized gain (loss) .
(0.0001) 0.0000
(a)
0.0004  0.0000
(a)
0.00 00
(a)
0.0000
(a)
Net increase from investment operations . 0.0002  0.0001  0.0055  0.0137  0.0112  0.0060
Distributions
(b)
– – – – – –
From net investment income .......
(0.0003) (0.0001) (0.0055) (0.0137) (0.0112) (0.0058)
From net realized gain ............
(0.0000)
(c)
—  —  (0.0000)
(c)
(0.0002) —
Total distributions ................ (0.0003) (0.0001) (0.0055) (0.0137) (0.0114) (0.0058)
Net asset value, end of period ....... $ 1.0000  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003
Total Return
(d)
0.03% — — — — —
Based on net asset value ........... 0.03%
(e)
0.01% 0.55% 1.38% 1.13%
(f)
0.60%
Ratios to Average Net Assets
Total expenses ..................
0.27%
(g)
0.26% 0.26% 0.28% 0.29% 0.31%
Total expenses after fees waived and/or
reimbursed ...................
0.12%
(g)
0.08% 0.19% 0.20% 0.20% 0.20%
Net investment income ............
0.05%
(g)
0.01% 0.51% 1.36% 1.12% 0.60%
Supplemental Data
Net assets, end of period (000) ....... $ 3,240,289  $ 5,368,797  $ 5,160,531  $ 5,182,923  $ 3,992,552  $ 4,096,900
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

MuniCash
Dollar
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003  $ 1.0001
Net investment income ..........
0.0000
(a)
0.0001  0.0040  0.0123  0.0087  0.0033
Net realized and unrealized gain (loss)
(0.0002) 0.0000
(a)
0.0002  0.0000
(a)
0.0000
(a)
0.0002
Net increase (decrease) from investment
operations ................ (0.0002) 0.0001  0.0042  0.0123  0.0087  0.0035
Distributions
(b)
– – – – – –
From net investment income ......
(0.0000)
(c)
(0.0001) (0.0042) (0.0123) (0.0087) (0.0033)
From net realized gain ...........
(0.0000)
(c)
—  —  (0.0000)
(c)
(0.0002) —
Total distributions ............... (0.0000) (0.0001) (0.0042) (0.0123) (0.0089) (0.0033)
Net asset value, end of period ...... $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003
Total Return
(d)
(0.01)% — — — — —
Based on net asset value .......... (0.01)%
(e)
0.01% 0.42% 1.23% 0.88%
(f)
0.35%
Ratios to Average Net Assets
Total expenses .................
0.52%
(g)
0.52% 0.51% 0.53% 0.54% 0.56%
Total expenses after fees waived and/or
reimbursed ..................
0.18%
(g)
0.07% 0.31% 0.45% 0.45% 0.45%
Net investment income ...........
0.01%
(g)
0.01% 0.40% 1.22% 0.87% 0.33%
Supplemental Data
Net assets, end of period (000) ...... $ 4,865  $ 4,810  $ 3,176  $ 2,207  $ 1,893  $ 1,623
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
California Money Fund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002  $ 1.00  $ 1.00
Net investment income ...........
0.0003  0.0001  0.0051  0.0107  0.0101  0.0053
Net realized and unrealized gain (loss) .
(0.0001) 0.0006  (0.0007) 0.0001  0.0002  0.0012
Net increase from investment operations . 0.0002  0.0007  0.0044  0.0108  0.0103  0.0065
Distributions
(a)
– – – – – –
From net investment income .......
(0.0003) (0.0001) (0.0046) (0.0108) (0.0101) (0.0054)
From net realized gain ............
(0.0012) (0.0000)
(b)
—  —  —  (0.0011)
Total distributions ................ (0.0015) (0.0001) (0.0046) (0.0108) (0.0101) (0.0065)
Net asset value, end of period ....... $ 0.9993  $ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002  $ 1.00
Total Return
(c)
0.01% — — — — —
Based on net asset value ........... 0.01%
(d)
0.07% 0.44% 1.09% 1.03% 0.65%
Ratios to Average Net Assets
Total expenses ..................
0.44%
(e)
0.45% 0.45% 0.47% 0.70% 0.74%
Total expenses after fees waived and/or
reimbursed ...................
0.12%
(e)
0.05% 0.18% 0.20% 0.20% 0.20%
Net investment income ............
0.06%
(e)
0.01% 0.51% 1.07% 1.01% 0.53%
Supplemental Data
Net assets, end of period (000) ....... $ 251,153  $ 207,157  $ 153,630  $ 397,288  $ 169,293  $ 30,459
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

New York Money Fund
Institutional
Six Months
Ended
04/30/22
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.00  $ 1.00
Net investment income ...........
0.0003  0.0001  0.0062  0.0129  0.0113  0.0056
Net realized and unrealized gain (loss) .
0.0000
(a)
(0.0000)
(b)
(0.0008) 0.0003  (0.0002) 0.0013
Net increase from investment operations . 0.0003  0.0001  0.0054  0.0132  0.0111  0.0069
Distributions
(c)
– – – – – –
From net investment income .......
(0.0003) (0.0001) (0.0054) (0.0132) (0.0111) (0.0056)
Return of capital ................ —  —  —  —  —  (0.0013)
Total distributions ................ (0.0003) (0.0001) (0.0054) (0.0132) (0.0111) (0.0069)
Net asset value, end of period ....... $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.00
Total Return
(d)
0.03% 0.01% 0.54% 1.33% 1.12% 0.69%
Based on net asset value ........... 0.03%
(e)
0.01% 0.54% 1.33% 1.12% 0.69%
Ratios to Average Net Assets
Total expenses ..................
0.49%
(f)
0.53% 0.46% 0.56% 1.35% 1.00%
Total expenses after fees waived and/or
reimbursed ...................
0.11%
(f)
0.06% 0.18% 0.20% 0.20% 0.20%
Net investment income ............
0.06%
(f)
0.01% 0.62% 1.29% 1.13% 0.56%
Supplemental Data
Net assets, end of period (000) ....... $ 107,240  $ 59,800  $ 149,946  $ 243,502  $ 46,066  $ 16,908
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Bancroft Capital
Shares are sold without a sales charge and are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities
LLC and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund  each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act.
Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each of TempCash, TempFund, MuniCash, California Money
Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, California Money Fund or New York
Money Fund’s weekly liquid assets fall below certain thresholds.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Effective January 10, 2022, each of TempCash, MuniCash, California Money Fund and New York Money Fund terminated its Administration Shares, Cash Management
Shares and Cash Reserve Shares. Each of FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund terminated its Cash Plus Shares. Each of
California Money Fund and New York Money Fund terminated its Dollar Shares. Each of TempFund, T-Fund, California Money Fund and New York Money Fund terminated its Plus Shares. Each of BlackRock Liquid Federal Trust Fund and Treasury Trust Fund terminated its Premier Shares. Each of BlackRock Liquid Federal Trust Fund,
TempCash, T-Fund, Treasury Trust Fund, MuniCash, California Money Fund and New York Money Fund terminated its Private Client Shares. Each of BlackRock Liquid
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar,
Mischler Financial Group and Penserra
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Premier, Private
Client and Select
TempCash ..................................... Institutional, Capital, Dollar and Premier
TempFund ..................................... Institutional, Administration, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar and Private Client
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar
California Money Fund ............................. Institutional and Capital
New York Money Fund ............................. Institutional and Capital

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Federal Trust Fund, TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund terminated its Select Shares. None of the terminated classes had any outstanding shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash, TempFund, MuniCash, California Money Fund or New York Money
Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining interest holders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with one of their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): TempCash, TempFund, MuniCash, California
Money Fund and New York Money Fund investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Funds' assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund):  U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Fund Name Management Fees
TempFund ..............................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion
Fund Name Management Fees
California Money Fund and New York Money Fund ...................................
.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion
Share Class
Service
Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended April 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, California Money Fund and
New York Money Fund.  Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived were as follows:
The Manager has also voluntarily agreed to waive and/or reimburse a portion of its investment advisory fees to enable the Funds to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended April 30, 2022, amounts waived and/or reimbursed were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through June 30, 2023 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the six months ended April 30, 2022, the amounts waived and/or reimbursed were as follows:
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund ........ $ 32,066 $ — $ 40,758 $ 16 $ 7,150 $ — $ — $ 79,990
FedFund ........................... 5,021,2 70 5,379,868 1,679,035 11,680,082 3,928,55 7 1,062 3,559,3 20 31,249,19 4
TempCash .......................... — — — — 22 — — 22
TempFund .......................... 5,02 9 427 1,446,545 34,93 7 142,556 4,740 — 1,634,234
T-Fund ............................. 2,970,01 7 4,912,134 2,383,785 708,681 2,109,942 — 201,800 13,286,359
Treasury Trust Fund .................... 322,628 756 77,577 201,282 1,224,089 — 2,975,60 2 4,801,934
MuniCash ........................... — — — — 5,984 — — 5,984
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 1,436,714
FedFund ................................................................................................................ 14,906,149
TempCash ............................................................................................................... 2,284,052
TempFund ............................................................................................................... 2 , 841 , 200
T-Fund .................................................................................................................. 10,822,600
Treasury Trust Fund ......................................................................................................... 12,396,688
MuniCash ................................................................................................................ 1,675,154
California Money Fund ....................................................................................................... 349,876
New York Money Fund ....................................................................................................... 168,316
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 2,576,308
FedFund ................................................................................................................ 68,657,55 6
TempCash ............................................................................................................... 453,65 9
TempFund ............................................................................................................... 1,088,6 10
T-Fund .................................................................................................................. 39,465,346
Treasury Trust Fund ......................................................................................................... 37,178,247
MuniCash ................................................................................................................ 1,880,635
California Money Fund ....................................................................................................... 119,507
New York Money Fund ....................................................................................................... 52,534
Service and Distribution Fees Waived Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund ................... $ 16 $ — $ — $ — $ 16
FedFund ...................................... — — 431 83,738 84,169
TempFund ..................................... 75 23 1,952 — 2,050
T-Fund ........................................ — — — 4,747 4,747
Treasury Trust Fund ............................... — — — 69,939 69,939

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the voluntary waiver and/
or reimbursement at any time. For the six months ended April 30, 2022, the amounts waived and/or reimbursed were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Service and Distribution Fees Waived Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 26,595 $ — $ 36,736 $ — $ 5,896 $ — $ — $ 69,227
FedFund ..................... 1,312,948 5,345,307 1,471,897 9,995,593 2,993,443 5 57 3,220,000 24,339,7 45
TempCash .................... — — — — 1 6 — — 1 6
TempFund .................... 3,651 249 1,244,876 29,153 105,13 5 2,39 8 — 1,385,46 2
T-Fund ....................... 218,286 4,881,921 2,088,798 676,764 1,608,757 — 182,903 9,657,429
Treasury Trust Fund .............. 227,155 521 68,02 1 171,004 959,000 — 2,692,858 4,118,559
MuniCash ..................... — — — — 4,644 — — 4,644
Fund Name Purchases  Sales
Net Realized
Gain (Loss)
TempCash .......................................................................... $ 6,000,150 $ 7,000,100 $ —
TempFund .......................................................................... 9,500,237 11,675,166 —
MuniCash ........................................................................... 463,797,886 347,266,383 —
California Money Fund .................................................................. 199,722,138 261,243,627 —
New York Money Fund .................................................................. 58,318,487 68,538,321 —
Non-expiring
Capital Loss
Carryforwards
TempCash ...........................................................................................................
$ 1,171,601
TempFund ...........................................................................................................
710,792

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
MuniCash, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states.
When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S.
territories are presented in the Schedules of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 5,874,318,100 $ – $ (509) $ (509)
FedFund ....................................................... 172,302,649,935 – (2) (2)
T-Fund ........................................................ 113,858,499,519 – (1) (1)
Treasury Trust Fund ............................................... 107,617,949,672 – (33,228) (33,228)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/22
Year Ended
10/31/21
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 22,140,239,327 22,952,490,345
Shares issued in reinvestment of distributions ........................................................ 741,873 286,671
Shares redeemed
(21,132,167,838) (22,527,439,404)
1,008,813,362 425,337,612
Administration
Shares sold 13,941,300 67,460,757
Shares issued in reinvestment of distributions ........................................................ 12,019 15,249
Shares redeemed
(58,723,238) (58,595,418)
(44,769,919) 8,880,588
Bancroft Capital Shares
(a)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 17 —
50,017 —
Cabrera Capital Markets Shares
(a)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 17 —
50,017 —
Cash Management
Shares sold 22,522,946 3,898,412
Shares issued in reinvestment of distributions ........................................................ 601 173
Shares redeemed
(16,490,615) (4,515,445)
6,032,932 (616,860)
Cash Reserve
Shares sold — 1,489
Shares issued in reinvestment of distributions ........................................................ 2
( b )
33
Shares redeemed
(8,152)
( b )
(418,627)
(8,150) (417,105)
Dollar
Shares sold 42,673,118 32,429,851
Shares issued in reinvestment of distributions ........................................................ 43 1,394
Shares redeemed
(48,709,962) (52,297,456)
(6,036,801) (19,866,211)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Fund Name/Share Class
Six Months Ended
04/30/22
Year Ended
10/31/21
Mischler Financial Group Shares
(a)
Shares sold 129,050,000 —
Shares issued in reinvestment of distributions ........................................................ 16 —
Shares redeemed
(120,000,000) —
9,050,016 —
Premier
Shares redeemed
— (36,500)
( c )
— (36,500)
Penserra Shares
(d)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 14 —
50,014 —
973,231,488 413,281,524
FedFund
Institutional
Shares sold 572,398,667,986 1,324,295,784,382
Shares issued in reinvestment of distributions ........................................................ 24,200,509 15,733,295
Shares redeemed
(559,449,853,004) (1,337,925,350,332)
12,973,015,491 (13,613,832,655)
Administration
Shares sold 33,310,740,800 6,941,246,471
Shares issued in reinvestment of distributions ........................................................ 5,248,002 54,192
Shares redeemed
(6,808,149,954) (6,897,940,353)
26,507,838,848 43,360,310
Capital
Shares sold 12,820,077,046 31,235,222,164
Shares issued in reinvestment of distributions ........................................................ 2,914,150 5,096,642
Shares redeemed
(38,544,011,830) (16,763,866,701)
(25,721,020,634) 14,476,452,105
Cash Management
Shares sold 487,860,333 891,616,538
Shares issued in reinvestment of distributions ........................................................ 57,436 91,413
Shares redeemed
(365,545,434) (741,978,907)
122,372,335 149,729,044
Cash Reserve
Shares sold 28,260,221,785 58,905,515,789
Shares issued in reinvestment of distributions ........................................................ 6,997 164,640
Shares redeemed
(28,103,694,921) (58,466,598,112)
156,533,861 439,082,317
Dollar
Shares sold 7,365,313,670 11,629,362,307
Shares issued in reinvestment of distributions ........................................................ 73,123 100,606
Shares redeemed
(7,198,831,546) (11,757,394,720)
166,555,247 (127,931,807)
Mischler Financial Group Shares
Shares sold 9,583,058,878 9,154,639,081
( e )
Shares issued in reinvestment of distributions ........................................................ 513,336 74,932
( e )
Shares redeemed
(9,455,099,629) (7,518,302,005)
( e )
128,472,585 1,636,412,008
Premier
Shares sold 111,452,359 28,279,649
Shares issued in reinvestment of distributions ........................................................ 26,592 2,201
Shares redeemed
(32,170,302) (9,426,732)
79,308,649 18,855,118
Private Client
Shares sold — 17
Shares issued in reinvestment of distributions ........................................................ 31 67
Shares redeemed
(99) (243)
(68) (159)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

d
Fund Name/Share Class
Six Months Ended
04/30/22
Year Ended
10/31/21
Select
Shares sold 976,886,4 33 1,986,654,560
Shares issued in reinvestment of distributions ........................................................ 98,4 48 184,141
Shares redeemed
(1,115,575,669) (1,561,290,344)
(138,590,788) 425,548,357
14,274,485,526 3,447,674,638
T-Fund
Institutional
Shares sold 533,427,446,866 951,132,194,011
Shares issued in reinvestment of distributions ........................................................ 7,648,931 4,494,399
Shares redeemed
(525,095,510,272) (948,363,343,211)
8,339,585,525 2,773,345,199
Administration
Shares sold 24,812,018,180 610,557,919
Shares issued in reinvestment of distributions ........................................................ 3,951,396 1,646
Shares redeemed
(5,122,256,778) (595,778,061)
19,693,712,798 14,781,504
Capital
Shares sold 11,729,494,955 41,895,478,847
Shares issued in reinvestment of distributions ........................................................ 606,827 3,086,498
Shares redeemed
(39,026,261,800) (30,435,855,017)
(27,296,160,018) 11,462,710,328
Cash Management
Shares sold 2,374,121,587 3,178,082,970
Shares issued in reinvestment of distributions ........................................................ 19,331 99,816
Shares redeemed
(2,213,444,286) (3,362,181,204)
160,696,632 (183,998,418)
Cash Reserve
Shares sold 963,483,862 6,902,105,373
Shares issued in reinvestment of distributions ........................................................ 7,798 55,646
Shares redeemed
(1,338,839,329) (6,476,751,799)
(375,347,669) 425,409,220
Dollar
Shares sold 10,486,541,777 7,333,179,590
Shares issued in reinvestment of distributions ........................................................ 50,552 65,810
Shares redeemed
(9,782,384,024) (7,002,991,243)
704,208,305 330,254,157
Premier
Shares sold 102,275,134 29,996,944
Shares issued in reinvestment of distributions ........................................................ 18,566 1,269
Shares redeemed
(7,492,287) (17,076,849)
94,801,413 12,921,364
Select
Shares sold 100,474,659 206,182,657
Shares issued in reinvestment of distributions ........................................................ 1,429 7,954
Shares redeemed
(92,820,181) (198,833,495)
7,655,907 7,357,116
1,329,152,893 14,842,780,470
Treasury Trust Fund
Institutional
Shares sold 121,651,602,916 207,617,878,152
Shares issued in reinvestment of distributions ........................................................ 17,136,442 3,575,578
Shares redeemed
(106,339,537,066) (165,416,350,596)
15,329,202,292 42,205,103,134
Administration
Shares sold 988,267,118 1,679,147,710
Shares issued in reinvestment of distributions ........................................................ 101,905 43,111
Shares redeemed
(1,018,106,081) (1,479,824,880)
(29,737,058) 199,365,941

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/22
Year Ended
10/31/21
Capital
Shares sold 5,420,407 9,527,611
Shares issued in reinvestment of distributions ........................................................ 790 137
Shares redeemed
(5,486,581) (6,478,325)
(65,384) 3,049,423
Cash Management
Shares sold 32,129,604 72,355,001
Shares issued in reinvestment of distributions ........................................................ 82 367
Shares redeemed
(33,653,336) (92,493,341)
(1,523,650) (20,137,973)
Cash Reserve
Shares sold 172,704,053 472,719,070
Shares issued in reinvestment of distributions ........................................................ 4 140
Shares redeemed
(168,757,949) (478,688,800)
3,946,108 (5,969,590)
Dollar
Shares sold 1,640,174,114 3,253,418,897
Shares issued in reinvestment of distributions ........................................................ 6,431 11,753
Shares redeemed
(1,867,776,996) (3,156,769,508)
(227,596,451) 96,661,142
Premier
Shares redeemed
— (36,500)
( c )
— (36,500)
Select
Shares sold 1,055,284,384 1,846,534,070
Shares issued in reinvestment of distributions ........................................................ 31,289 58,599
Shares redeemed
(1,058,083,322) (1,289,563,232)
(2,767,649) 557,029,437
15,071,458,208 43,035,065,014
d
Six Months Ended
04/30/22
Year Ended
10/31/21
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold .............................................
948,560,083 $ 948,789,052 5,576,672,623 $ 5,580,908,907
Shares issued in reinvestment of distributions ........................
292,090 292,142 628,328 628,794
Shares redeemed .........................................
(2,478,367,280) (2,479,154,134) (10,422,235,136) (10,429,986,107)
(1,529,515,107) $ (1,530,072,940) (4,844,934,185) $ (4,848,448,406)
Dollar
Shares issued in reinvestment of distributions ........................
1 $ 1 3 $ 3
1 $ 1 3 $ 3
(1,529,515,106) $ (1,530,072,939) (4,844,934,182) $ (4,848,448,403)
TempFund
Institutional
Shares sold .............................................
16,468,099,688 $ 16,471,374,986 41,481,261,180 $ 41,504,489,347
Shares issued in reinvestment of distributions ........................
2,974,074 2,974,078 3,843,500 3,845,697
Shares redeemed .........................................
(17,286,402,908) (17,289,345,589) (44,485,629,729) (44,510,328,479)
(815,329,146) $ (814,996,525) (3,000,525,049) $ (3,001,993,435)
Administration
Shares sold .............................................
3,578,300 $ 3,579,114 6,425,357 $ 6,429,233
Shares issued in reinvestment of distributions ........................
3,177 3,178 3,267 3,269
Shares redeemed .........................................
(4,166,501) (4,167,620) (5,372,925) (5,376,118)
(585,024) $ (585,328) 1,055,699 $ 1,056,384

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

d
Six Months Ended
04/30/22
Year Ended
10/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Cabrera Capital Markets Shares
(a)
Shares sold .............................................
49,975 $ 50,000 — $ —
Shares issued in reinvestment of distributions ........................
24 24 — —
49,999 $ 50,024 — $ —
Capital
Shares sold .............................................
2,803,784 $ 2,804,124 499,772 $ 500,138
Shares issued in reinvestment of distributions ........................
778 778 617 617
Shares redeemed .........................................
(1,279,374) (1,279,399) (2,572,561) (2,574,174)
1,525,188 $ 1,525,503 (2,072,172) $ (2,073,419)
Cash Management
Shares sold .............................................
128,606,845 $ 128,630,180 220,153,830 $ 220,272,953
Shares issued in reinvestment of distributions ........................
68,586 68,594 150,083 150,166
Shares redeemed .........................................
(153,301,624) (153,332,082) (199,683,507) (199,794,496)
(24,626,193) $ (24,633,308) 20,620,406 $ 20,628,623
Cash Reserve
Shares sold .............................................
29,511,187 $ 29,519,733 30,861,648 $ 30,878,367
Shares issued in reinvestment of distributions ........................
2,068 2,069 2,666 2,668
Shares redeemed .........................................
(29,859,251) (29,865,067) (22,175,856) (22,187,675)
(345,996) $ (343,265) 8,688,458 $ 8,693,360
Dollar
Shares sold .............................................
49,867,602 $ 49,876,259 96,224,682 $ 96,277,023
Shares issued in reinvestment of distributions ........................
11,815 11,818 25,774 25,789
Shares redeemed .........................................
(46,922,054) (46,925,911) (95,722,269) (95,774,754)
2,957,363 $ 2,962,166 528,187 $ 528,058
Private Client
Shares sold .............................................
— $ — 178,018 $ 178,107
Shares issued in reinvestment of distributions ........................
129 129 258 258
Shares redeemed .........................................
(11,035) (11,038) (89,578) (89,637)
(10,906) $ (10,909) 88,698 $ 88,728
(836,364,715) $ (836,031,642) (2,971,615,773) $ (2,973,071,701)
MuniCash
Institutional
Shares sold .............................................
18,375,292,933 $ 18,375,946,915 39,071,598,364 $ 39,078,855,628
Shares issued in reinvestment of distributions ........................
932,593 932,585 275,285 275,333
Shares redeemed .........................................
(20,503,857,083) (20,504,490,600) (38,863,685,618) (38,870,906,629)
(2,127,631,557) $ (2,127,611,100) 208,188,031 $ 208,224,332
Dollar
Shares sold .............................................
2,211,543 $ 2,211,535 9,254,627 $ 9,256,175
Shares issued in reinvestment of distributions ........................
360 360 273 273
Shares redeemed .........................................
(2,156,657) (2,156,635) (7,620,980) (7,622,193)
55,246 $ 55,260 1,633,920 $ 1,634,255
Premier
Shares redeemed .........................................
— $ — (36,493)
( c )
$ (36,500)
( c )
— $ — (36,493) $ (36,500)
(2,127,576,311) $ (2,127,555,840) 209,785,458 $ 209,822,087
California Money Fund
Institutional
Shares sold .............................................
1,642,943,191 $ 1,642,345,504 2,130,721,169 $ 2,131,690,158
Shares issued in reinvestment of distributions ........................
212,083 211,953 19,576 19,583
Shares redeemed .........................................
(1,598,875,888) (1,598,387,268) (2,077,326,017) (2,078,344,583)
44,279,386 $ 44,170,189 53,414,728 $ 53,365,158
Premier
Shares redeemed .........................................
— $ — (36,492)
( c)
$ (36,511)
( c )
— $ — (36,492) $ (36,511)
44,279,386 $ 44,170,189 53,378,236 $ 53,328,647

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
Period November 1, 2021 (commencement of operations) to April 30, 2022 for Bancroft Capital Shares, Cabrera Capital Markets Shares and Mischler Financial Group Shares
.
(b)
There were no Cash Reserve Shares outstanding for the six months ended April 30, 2022.
(c)
There were no Premier Shares outstanding for the year ended October 31, 2021.
(d)
Period January 21, 2022 (commencement of operations) to April 30, 2022 for Penserra Shares.
(e)
Period January 22, 2021 (commencement of operations) to October 31, 2021 for Mischler Financial Group Shares.
As of April 30, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
04/30/22
Year Ended
10/31/21
Fund Name/Share Class
Shares Amount Shares Amount
New York Money Fund
Institutional
Shares sold .............................................
545,599,609 $ 545,599,609 710,686,175 $ 710,686,175
Shares issued in reinvestment of distributions ........................
18,529 18,529 6,088 6,088
Shares redeemed .........................................
(498,178,251) (498,178,251) (800,833,602) (800,833,602)
47,439,887 $ 47,439,887 (90,141,339) $ (90,141,339)
Premier
Shares redeemed .........................................
— $ — (36,500)
( c)
$ (36,500)
( c )
— $ — (36,500) $ (36,500)
47,439,887 $ 47,439,887 (90,177,839) $ (90,177,839)

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value a nd other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
BAN Bond Anticipation Notes
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-4/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 23, 2022